John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 10.3%
Entertainment – 1.7%
Netflix, Inc. (A)	58,375	$17,835,314
ROBLOX Corp., Class A (A)	170,085	5,403,600
		23,238,914
Interactive media and services – 6.4%
Alphabet, Inc., Class A (A)	380,637	38,440,531
Alphabet, Inc., Class C (A)	366,605	37,192,077
Meta Platforms, Inc., Class A (A)	49,652	5,863,901
ZoomInfo Technologies, Inc. (A)	172,376	4,929,954
		86,426,463
Media – 0.8%
The Trade Desk, Inc., Class A (A)	199,093	10,380,709
Wireless telecommunication services – 1.4%
T-Mobile US, Inc. (A)	119,561	18,108,709
		138,154,795
Consumer discretionary – 27.1%
Automobiles – 5.6%
Tesla, Inc. (A)	387,653	75,476,039
Hotels, restaurants and leisure – 4.1%
Airbnb, Inc., Class A (A)	117,884	12,040,672
Chipotle Mexican Grill, Inc. (A)	8,143	13,248,335
Marriott International, Inc., Class A	105,629	17,465,755
McDonald's Corp.	42,701	11,648,406
		54,403,168
Internet and direct marketing retail – 6.4%
Amazon.com, Inc. (A)	690,616	66,672,069
MercadoLibre, Inc. (A)	21,249	19,782,500
		86,454,569
Multiline retail – 0.5%
Target Corp.	43,818	7,320,673
Specialty retail – 4.5%
O'Reilly Automotive, Inc. (A)	18,757	16,216,177
The Home Depot, Inc.	72,700	23,554,073
The TJX Companies, Inc.	255,889	20,483,914
		60,254,164
Textiles, apparel and luxury goods – 6.0%
Lululemon Athletica, Inc. (A)	69,043	26,257,743
LVMH Moet Hennessy Louis Vuitton SE	52,745	40,931,621
NIKE, Inc., Class B	118,065	12,950,550
		80,139,914
		364,048,527
Consumer staples – 3.8%
Food and staples retailing – 2.6%
Costco Wholesale Corp.	63,072	34,011,576
Personal products – 1.2%
The Estee Lauder Companies, Inc., Class A	70,058	16,518,976
		50,530,552
Energy – 2.0%
Energy equipment and services – 2.0%
Schlumberger, Ltd.	517,280	26,665,784
Financials – 3.6%
Capital markets – 3.6%
KKR & Company, Inc.	142,165	7,381,207
S&P Global, Inc.	55,513	19,584,986
The Goldman Sachs Group, Inc.	54,212	20,933,964
		47,900,157
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 13.5%
Biotechnology – 1.5%
Vertex Pharmaceuticals, Inc. (A)	64,149	$20,296,744
Health care equipment and supplies – 2.5%
Abbott Laboratories	65,735	7,071,771
DexCom, Inc. (A)	95,123	11,060,902
Intuitive Surgical, Inc. (A)	55,652	15,047,744
		33,180,417
Health care providers and services – 2.6%
UnitedHealth Group, Inc.	62,953	34,483,135
Life sciences tools and services – 1.6%
Danaher Corp.	76,237	20,843,958
Pharmaceuticals – 5.3%
Eli Lilly & Company	136,018	50,473,559
Novo Nordisk A/S, ADR	170,793	21,280,808
		71,754,367
		180,558,621
Industrials – 2.5%
Aerospace and defense – 0.8%
Northrop Grumman Corp.	20,114	10,726,595
Road and rail – 1.7%
Uber Technologies, Inc. (A)	812,689	23,681,757
		34,408,352
Information technology – 34.0%
IT services – 9.0%
Adyen NV (A)(B)	11,199	17,641,995
Mastercard, Inc., Class A	115,047	41,002,751
Snowflake, Inc., Class A (A)	86,315	12,334,414
Visa, Inc., Class A	226,028	49,048,076
		120,027,236
Semiconductors and semiconductor equipment – 7.0%
ASML Holding NV, NYRS	30,856	18,764,151
Broadcom, Inc.	51,658	28,465,106
NVIDIA Corp.	278,234	47,085,540
		94,314,797
Software – 11.4%
Adobe, Inc. (A)	57,648	19,884,525
Atlassian Corp., Class A (A)	85,396	11,233,844
Crowdstrike Holdings, Inc., Class A (A)	84,755	9,971,426
HubSpot, Inc. (A)	14,218	4,308,481
Microsoft Corp.	296,814	75,729,124
salesforce.com, Inc. (A)	195,578	31,341,375
		152,468,775
Technology hardware, storage and peripherals – 6.6%
Apple, Inc.	600,126	88,836,652
		455,647,460
Real estate – 1.6%
Equity real estate investment trusts – 1.6%
American Tower Corp.	97,058	21,474,083
TOTAL COMMON STOCKS (Cost $700,884,410)		$1,319,388,331
PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.7%
Automobiles – 0.7%
Dr. Ing. h.c. F. Porsche AG (A)	79,389	8,988,207
TOTAL PREFERRED SECURITIES (Cost $6,419,583)		$8,988,207

1

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6508% (C)	14,226,898	$14,226,898
TOTAL SHORT-TERM INVESTMENTS (Cost $14,226,898)		$14,226,898
Total Investments (Capital Appreciation Fund) (Cost $721,530,891) – 100.2%		$1,342,603,436
Other assets and liabilities, net – (0.2%)		(2,389,485)
TOTAL NET ASSETS – 100.0%		$1,340,213,951
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 11-30-22.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 60.9%
Communication services – 2.1%
Entertainment – 0.0%
Madison Square Garden Sports Corp.	1,392	$226,673
Interactive media and services – 2.1%
Alphabet, Inc., Class A (A)(B)	207,760	20,981,682
Alphabet, Inc., Class C (B)	18,620	1,888,999
Meta Platforms, Inc., Class A (B)	25,948	3,064,459
		25,935,140
		26,161,813
Consumer discretionary – 5.0%
Auto components – 0.1%
Mobileye Global, Inc., Class A (B)(C)	20,034	571,169
Hotels, restaurants and leisure – 3.2%
Hilton Worldwide Holdings, Inc. (A)	29,930	4,268,617
Starbucks Corp. (A)	65,497	6,693,793
Yum! Brands, Inc. (A)	223,440	28,747,790
		39,710,200
Internet and direct marketing retail – 1.7%
Amazon.com, Inc. (A)(B)	225,834	21,802,014
		62,083,383
Consumer staples – 0.3%
Beverages – 0.3%
Keurig Dr. Pepper, Inc.	112,950	4,367,777
Energy – 1.6%
Oil, gas and consumable fuels – 1.6%
ConocoPhillips	20,107	2,483,416
EOG Resources, Inc.	85,681	12,160,704
Pioneer Natural Resources Company	23,496	5,544,821
		20,188,941
Financials – 6.7%
Banks – 2.7%
The PNC Financial Services Group, Inc.	205,374	34,556,229
Capital markets – 3.2%
Intercontinental Exchange, Inc.	204,809	22,182,863
KKR & Company, Inc.	177,406	9,210,920
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
MSCI, Inc.	8,560	$4,347,025
S&P Global, Inc.	11,478	4,049,438
		39,790,246
Insurance – 0.8%
Marsh & McLennan Companies, Inc.	57,671	9,987,464
		84,333,939
Health care – 13.4%
Health care equipment and supplies – 3.8%
Alcon, Inc.	161,197	11,116,086
Baxter International, Inc.	82,000	4,635,460
Becton, Dickinson and Company	49,346	12,303,932
Stryker Corp.	29,243	6,839,645
Teleflex, Inc.	54,878	12,848,037
		47,743,160
Health care providers and services – 1.9%
UnitedHealth Group, Inc.	44,308	24,270,150
Life sciences tools and services – 6.7%
Avantor, Inc. (B)	644,225	14,353,333
Danaher Corp.	71,250	19,480,463
PerkinElmer, Inc.	178,441	24,933,561
Thermo Fisher Scientific, Inc.	44,768	25,079,929
		83,847,286
Pharmaceuticals – 1.0%
Catalent, Inc. (B)	89,799	4,501,624
Eli Lilly & Company	20,400	7,570,032
		12,071,656
		167,932,252
Industrials – 9.5%
Commercial services and supplies – 1.4%
Aurora Innovation, Inc. (B)(C)	933,270	1,175,920
Waste Connections, Inc.	117,009	16,907,801
		18,083,721
Industrial conglomerates – 1.7%
General Electric Company (A)	243,450	20,929,397
Machinery – 3.8%
Fortive Corp.	361,546	24,422,432
Ingersoll Rand, Inc.	420,694	22,704,855
		47,127,287
Professional services – 2.6%
Equifax, Inc.	81,725	16,130,063
TransUnion	266,336	16,800,475
		32,930,538
		119,070,943
Information technology – 18.7%
Electronic equipment, instruments and components – 3.0%
TE Connectivity, Ltd.	179,785	22,674,484
Teledyne Technologies, Inc. (B)	34,267	14,395,567
		37,070,051
IT services – 1.4%
Mastercard, Inc., Class A	26,985	9,617,454
Visa, Inc., Class A	39,610	8,595,370
		18,212,824
Semiconductors and semiconductor equipment – 4.3%
NVIDIA Corp.	52,928	8,957,005
NXP Semiconductors NV	147,156	25,875,911
Texas Instruments, Inc.	103,741	18,721,101
		53,554,017
Software – 7.8%
Black Knight, Inc. (B)	100,042	6,201,604

2

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	259,742	$66,270,569
Roper Technologies, Inc.	33,407	14,661,998
salesforce.com, Inc. (B)	69,410	11,122,953
		98,257,124
Technology hardware, storage and peripherals – 2.2%
Apple, Inc.	182,517	27,017,992
		234,112,008
Materials – 0.9%
Chemicals – 0.9%
Linde PLC	35,206	11,846,115
Utilities – 2.7%
Electric utilities – 1.0%
Exelon Corp.	57,642	2,384,650
Xcel Energy, Inc.	138,800	9,746,536
		12,131,186
Multi-utilities – 1.7%
Ameren Corp.	196,307	17,534,141
Public Service Enterprise Group, Inc.	75,700	4,583,635
		22,117,776
		34,248,962
TOTAL COMMON STOCKS (Cost $722,338,197)		$764,346,133
PREFERRED SECURITIES – 0.5%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	200,320
Utilities – 0.5%
Electric utilities – 0.1%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	47,622	887,674
Multi-utilities – 0.4%
CMS Energy Corp., 5.875%	84,700	1,993,838
CMS Energy Corp., 5.875%	105,488	2,451,541
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	16,542	405,610
		4,850,989
		5,738,663
TOTAL PREFERRED SECURITIES (Cost $6,558,800)		$5,938,983
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.6%
U.S. Government – 8.6%
U.S. Treasury Notes 2.750%, 08/15/2032	$116,148,800	107,582,826
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $105,527,320)		$107,582,826
CORPORATE BONDS - 8.2%
Communication services - 1.3%
Altice France Holding SA 10.500%, 05/15/2027 (D)	1,940,000	1,532,600
Arches Buyer, Inc. 4.250%, 06/01/2028 (D)	5,000	4,113
CCO Holdings LLC
5.000%, 02/01/2028 (D)	6,912,000	6,353,925
5.125%, 05/01/2027 (D)	7,026,000	6,650,039
5.500%, 05/01/2026 (D)	325,000	315,250
Lamar Media Corp.
3.625%, 01/15/2031	120,000	99,924
3.750%, 02/15/2028	695,000	628,106
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	90,000	88,593
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	$1,004,000	$936,973
		16,609,523
Consumer discretionary - 2.8%
Cedar Fair LP
5.250%, 07/15/2029	2,136,000	1,865,961
5.375%, 04/15/2027	2,413,000	2,308,383
5.500%, 05/01/2025 (D)	1,606,000	1,600,893
6.500%, 10/01/2028	2,203,000	2,114,880
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	682,544
6.750%, 05/15/2025 (D)	539,000	538,656
8.500%, 05/15/2027 (D)	1,465,000	1,433,659
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	667,000	549,148
3.750%, 05/01/2029 (D)	416,000	369,163
4.000%, 05/01/2031 (D)	576,000	484,512
4.875%, 01/15/2030	288,000	266,515
5.375%, 05/01/2025 (D)	235,000	233,498
5.750%, 05/01/2028 (D)	122,000	119,594
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	256,000	246,239
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	3,513,000	3,369,986
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,560,000	1,500,049
Mattel, Inc.
3.375%, 04/01/2026 (D)	196,000	179,989
3.750%, 04/01/2029 (D)	418,000	366,030
5.875%, 12/15/2027 (D)	150,000	146,676
Service Corp. International 3.375%, 08/15/2030	669,000	556,943
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	5,138,000	4,994,316
5.500%, 04/15/2027 (D)	3,022,000	2,728,685
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	1,069,000	1,071,647
Vail Resorts, Inc. 6.250%, 05/15/2025 (D)	276,000	275,713
Yum! Brands, Inc.
3.625%, 03/15/2031	893,000	744,539
4.625%, 01/31/2032	1,823,000	1,613,355
4.750%, 01/15/2030 (D)	709,000	648,735
5.350%, 11/01/2043	2,042,000	1,638,705
5.375%, 04/01/2032	1,233,000	1,143,694
6.875%, 11/15/2037	1,011,000	996,771
		34,789,478
Financials - 2.0%
Acrisure LLC 7.000%, 11/15/2025 (D)	2,600,000	2,444,520
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	375,000	337,500
5.875%, 11/01/2029 (D)	609,000	519,800
6.750%, 10/15/2027 (D)	1,964,000	1,809,031
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	570,000	492,555
HUB International, Ltd.
5.625%, 12/01/2029 (D)	445,000	389,655
7.000%, 05/01/2026 (D)	9,187,000	9,095,681
Intercontinental Exchange, Inc.
4.000%, 09/15/2027	167,000	163,340
4.350%, 06/15/2029	1,411,000	1,385,976
5.200%, 06/15/2062	2,077,000	2,016,229

3

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc.
3.250%, 08/15/2033 (D)	$456,000	$358,248
3.625%, 09/01/2030 to 11/01/2031 (D)	1,584,000	1,331,407
3.875%, 02/15/2031 (D)	504,000	437,865
4.000%, 11/15/2029 (D)	690,000	609,291
Ryan Specialty Group LLC 4.375%, 02/01/2030 (D)	80,000	68,400
USI, Inc. 6.875%, 05/01/2025 (D)	3,717,000	3,643,072
		25,102,570
Health care - 0.8%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	1,345,000	1,153,338
4.625%, 07/15/2028 (D)	2,423,000	2,229,160
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	466,000	405,476
4.000%, 03/15/2031 (D)	109,000	95,358
4.250%, 05/01/2028 (D)	120,000	109,500
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	1,686,000	1,538,559
Hologic, Inc. 3.250%, 02/15/2029 (D)	609,000	535,073
IQVIA, Inc. 5.000%, 05/15/2027 (D)	950,000	907,164
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	200,000	180,479
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	1,376,000	1,376,828
Teleflex, Inc.
4.250%, 06/01/2028 (D)	145,000	134,633
4.625%, 11/15/2027	952,000	899,964
		9,565,532
Industrials - 1.0%
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (D)	293,000	264,063
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	925,000	876,809
General Electric Company 6.623%, (3 month LIBOR + 3.330%), 03/15/2023 (E)(F)	3,841,000	3,725,770
Howmet Aerospace, Inc.
3.000%, 01/15/2029	550,000	464,805
5.900%, 02/01/2027	83,000	82,170
Korn Ferry 4.625%, 12/15/2027 (D)	480,000	438,806
Lennox International, Inc. 3.000%, 11/15/2023	510,000	499,750
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,353,750	1,346,968
Sensata Technologies BV
4.000%, 04/15/2029 (D)	1,016,000	884,308
5.000%, 10/01/2025 (D)	700,000	684,005
5.625%, 11/01/2024 (D)	415,000	414,104
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	374,000	311,076
4.375%, 02/15/2030 (D)	174,000	154,095
TransDigm UK Holdings PLC 6.875%, 05/15/2026	350,000	344,981
TransDigm, Inc.
5.500%, 11/15/2027	531,000	500,468
6.250%, 03/15/2026 (D)	553,000	550,312
6.375%, 06/15/2026	145,000	142,409
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	$708,122	$675,342
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	25,757	25,661
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	130,756	118,810
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	288,490	256,756
		12,761,468
Information technology - 0.1%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	264,000	237,270
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	299,000	268,735
4.875%, 07/01/2029 (D)	220,000	188,375
Entegris Escrow Corp. 4.750%, 04/15/2029 (D)	166,000	150,244
Gartner, Inc.
3.625%, 06/15/2029 (D)	763,000	668,301
3.750%, 10/01/2030 (D)	333,000	288,045
4.500%, 07/01/2028 (D)	165,000	155,334
Twilio, Inc. 3.625%, 03/15/2029	35,000	29,212
		1,985,516
Real estate - 0.2%
SBA Communications Corp.
3.125%, 02/01/2029	1,200,000	1,001,828
3.875%, 02/15/2027	1,136,000	1,048,803
SBA Tower Trust 6.599%, 01/15/2028 (D)	68,000	68,302
		2,118,933
Utilities - 0.0%
NiSource, Inc. 5.650%, (5.650% to 6-15-23, then 5 Year CMT + 2.843%), 06/15/2023 (E)	687,000	638,910
TOTAL CORPORATE BONDS (Cost $106,883,666)		$103,571,930
CONVERTIBLE BONDS - 0.1%
Communication services - 0.1%
Spotify USA, Inc. 6.938%, 03/15/2026 (G)	1,127,000	901,037
TOTAL CONVERTIBLE BONDS (Cost $1,008,067)		$901,037
TERM LOANS (H) – 12.7%
Communication services – 0.1%
Charter Communications Operating LLC, 2019 Term Loan B1 (1 month LIBOR + 1.750%) 5.830%, 04/30/2025	594,552	584,611
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 6.688%, 11/12/2027	260,153	250,072
		834,683
Consumer discretionary – 0.5%
Hilton Worldwide Finance LLC, 2019 Term Loan B2 TBD 06/22/2026 (I)	166,176	164,830
IRB Holding Corp., 2020 Term Loan B (1 month LIBOR + 2.750%) 6.821%, 02/05/2025	2,156,951	2,116,120

4

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Consumer discretionary (continued)
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 6.894%, 12/15/2027	$2,243,639	2,156,137
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 9.485%, 12/16/2024	655,052	650,303
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%) 7.125%, 08/25/2028	413,506	404,979
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 7.315%, 12/21/2027	605,775	569,429
		6,061,798
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 7.424%, 10/01/2026	3,814,975	3,618,275
Financials – 4.9%
Acrisure LLC, 2021 Incremental Term Loan B (1 month LIBOR + 3.750%) 7.821%, 02/15/2027	702,900	662,483
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 7.321%, 05/09/2025	4,213,267	4,128,328
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 7.439%, 11/06/2027	5,338,653	5,175,184
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 7.321%, 05/09/2025	1,869,597	1,829,868
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 7.375%, 11/12/2027	4,893,146	4,763,821
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 7.326%, 04/25/2025	20,997,892	20,584,024
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 7.527%, 04/25/2025	13,500,295	13,267,955
HUB International, Ltd., 2022 Term Loan B (3 month SOFR + 4.000%) 8.220%, 11/10/2029	1,163,210	1,144,308
Ryan Specialty Group LLC, Term Loan (1 month SOFR + 3.000%) 7.186%, 09/01/2027	1,010,434	1,002,603
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 6.924%, 12/02/2026	5,063,294	4,975,598
USI, Inc., 2022 Incremental Term Loan TBD 11/22/2029 (I)	4,330,523	4,255,518
		61,789,690
Health care – 2.4%
ADMI Corp., 1st Lien Term Loan TBD 04/30/2025 (I)	124,938	116,536
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.750%) 7.821%, 12/23/2027	3,034,350	2,768,844
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 7.446%, 12/23/2027	1,928,351	1,771,672
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 7.411%, 02/15/2029	4,222,027	3,846,267
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Health care (continued)
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 6.321%, 11/08/2027		$1,055,946	1,046,970
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 7.424%, 02/18/2027		252,431	217,595
Eyecare Partners LLC, 2021 Incremental Term Loan (3 month LIBOR + 3.750%) 7.424%, 11/15/2028		117,733	101,671
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%) 7.821%, 04/30/2025		4,281,496	3,949,680
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 8.044%, 04/30/2025		573,320	530,607
LCG Group, Term Loan B TBD 04/20/2027 (I)		175,361	164,256
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.000%) 7.071%, 04/21/2027		3,156,036	2,958,784
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 7.321%, 10/23/2028		10,122,379	9,602,190
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 6.821%, 02/14/2025		352,166	324,257
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month LIBOR + 6.250%) 10.321%, 02/13/2026		25,000	23,354
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 7.321%, 02/14/2025		1,089,599	1,005,155
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 7.571%, 02/14/2025		2,057,065	1,900,214
			30,328,052
Industrials – 1.2%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 7.071%, 10/30/2026		1,135,609	1,116,088
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 7.071%, 03/29/2025		1,531,314	1,509,691
Filtration Group Corp., 2018 EUR Term Loan (1 month EURIBOR + 3.500%) 4.992%, 03/29/2025	EUR	1,730,969	1,733,700
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 7.571%, 10/21/2028		$681,679	663,444
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 8.777%, 06/21/2027		6,080,453	6,247,665
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%) 7.993%, 10/20/2027		1,345,380	1,363,206
TK Elevator US Newco, Inc., Term Loan B (6 month LIBOR + 3.500%) 6.871%, 07/30/2027		2,439,491	2,335,812
			14,969,606
Information technology – 3.3%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 6.674%, 09/19/2024		5,692,784	5,670,127

5

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Information technology (continued)
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 9.174%, 09/19/2025	$783,204	775,372
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan TBD 09/19/2026 (I)	959,102	952,810
Ascend Learning LLC, 2021 Term Loan (1 month LIBOR + 3.500%) 7.571%, 12/11/2028	4,478,845	4,231,254
Azalea TopCo, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 7.821%, 07/24/2026	927,297	883,250
Azalea TopCo, Inc., 2022 Incremental Term Loan (1 month SOFR + 3.750%) 7.836%, 07/24/2026	531,270	490,097
Azalea TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 7.571%, 07/24/2026	3,381,125	3,123,314
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 10.625%, 06/04/2029	230,000	156,113
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%) 7.071%, 04/24/2028	5,319,782	5,083,744
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 10.571%, 04/23/2029	225,000	215,298
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%) 7.174%, 10/07/2027	841,500	809,733
Sophia LP, 2022 Incremental Term Loan B (1 month SOFR + 4.250%) 8.336%, 10/07/2027	354,778	344,135
Storable, Inc., Term Loan B (1 and 2 month SOFR + 3.500%) 7.586%, 04/17/2028	272,938	260,145
UKG, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 5.250%) 8.998%, 05/03/2027	765,000	699,975
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 6.998%, 05/04/2026	18,040,167	17,401,184
		41,096,551
Real estate – 0.0%
SBA Senior Finance II LLC, 2018 Term Loan B TBD 04/11/2025 (I)	117,261	116,440
TOTAL TERM LOANS (Cost $163,904,747)		$158,815,095
SHORT-TERM INVESTMENTS – 9.4%
Short-term funds – 9.4%
John Hancock Collateral Trust, 3.8739% (J)(K)	137,923	$1,378,365
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6508% (J)	40,351,294	$40,351,294
T. Rowe Price Government Reserve Fund, 3.7956% (J)	75,750,537	75,750,537
TOTAL SHORT-TERM INVESTMENTS (Cost $117,479,850)		$117,480,196
Total Investments (Capital Appreciation Value Fund) (Cost $1,223,700,647) – 100.4%		$1,258,636,200
Other assets and liabilities, net – (0.4%)		(4,613,348)
TOTAL NET ASSETS – 100.0%		$1,254,022,852
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $1,347,646.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	The rate shown is the annualized seven-day yield as of 11-30-22.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	160.00	Jan 2023	60	60	$54,291	$(1)
GSI	Alphabet, Inc., Class A	USD	165.00	Jan 2023	40	40	30,994	(1)
GSI	Alphabet, Inc., Class A	USD	170.00	Jan 2023	40	40	26,094	—
GSI	Alphabet, Inc., Class A	USD	175.00	Jan 2023	40	40	22,194	—
WFB	Alphabet, Inc., Class A	USD	120.00	Jan 2024	306	30,600	241,458	(278,585)
GSI	Amazon.com, Inc.	USD	175.00	Jan 2023	220	220	208,612	—
6

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Amazon.com, Inc.	USD	180.00	Jan 2023	40	40	$46,828	—
GSI	Amazon.com, Inc.	USD	185.00	Jan 2023	60	60	60,779	—
GSI	Amazon.com, Inc.	USD	190.00	Jan 2023	60	60	52,161	—
GSI	Amazon.com, Inc.	USD	190.00	Jan 2023	80	80	85,020	—
GSI	Amazon.com, Inc.	USD	195.00	Jan 2023	80	80	72,036	—
GSI	Amazon.com, Inc.	USD	200.00	Jan 2023	20	20	34,022	—
GSI	Amazon.com, Inc.	USD	200.00	Jan 2023	80	80	62,252	—
GSI	Amazon.com, Inc.	USD	205.00	Jan 2023	20	20	30,544	—
GSI	Amazon.com, Inc.	USD	205.00	Jan 2023	80	80	52,764	—
GSI	Amazon.com, Inc.	USD	210.00	Jan 2023	20	20	27,523	—
GSI	Amazon.com, Inc.	USD	210.00	Jan 2023	80	80	44,580	—
GSI	Amazon.com, Inc.	USD	215.00	Jan 2023	40	40	49,603	—
GSI	Amazon.com, Inc.	USD	220.00	Jan 2023	40	40	44,460	—
GSI	Amazon.com, Inc.	USD	225.00	Jan 2023	40	40	39,918	—
GSI	Amazon.com, Inc.	USD	225.00	Jan 2023	40	40	57,156	—
GSI	Amazon.com, Inc.	USD	230.00	Jan 2023	40	40	52,293	—
CITI	Amazon.com, Inc.	USD	240.00	Jan 2023	40	40	43,788	—
GSI	Amazon.com, Inc.	USD	245.00	Jan 2023	20	20	20,032	—
GSI	Amazon.com, Inc.	USD	250.00	Jan 2023	20	20	18,330	—
GSI	Amazon.com, Inc.	USD	255.00	Jan 2023	20	20	16,783	—
JPM	Apple, Inc.	USD	170.00	Jan 2023	30	3,000	24,065	$(1,864)
JPM	Apple, Inc.	USD	170.00	Jan 2023	101	10,100	66,227	(6,275)
JPM	Apple, Inc.	USD	175.00	Jan 2023	30	3,000	19,641	(963)
JPM	Apple, Inc.	USD	175.00	Jan 2023	101	10,100	54,499	(3,243)
JPM	Apple, Inc.	USD	180.00	Jan 2023	30	3,000	15,832	(515)
JPM	Apple, Inc.	USD	180.00	Jan 2023	101	10,100	44,818	(1,735)
WFB	General Electric Company	USD	85.00	Jan 2023	198	19,800	115,973	(90,937)
WFB	General Electric Company	USD	90.00	Jan 2023	198	19,800	84,524	(43,254)
WFB	General Electric Company	USD	95.00	Jan 2023	198	19,800	59,184	(16,869)
WFB	General Electric Company	USD	110.00	Jan 2023	8	800	6,974	(40)
WFB	General Electric Company	USD	110.00	Jan 2023	128	12,800	105,097	(637)
WFB	General Electric Company	USD	110.00	Jan 2023	108	10,800	89,911	(537)
CITI	General Electric Company	USD	235.00	Jan 2023	40	40	47,862	—
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	79	7,900	131,298	(175,849)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	79	7,900	117,868	(157,072)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2023	187	18,700	26,730	(10,470)
CITI	Keurig Dr. Pepper, Inc.	USD	42.00	Jan 2023	187	18,700	16,518	(2,611)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	32	3,200	56,883	(394)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	32	3,200	61,099	(394)
CITI	Microsoft Corp.	USD	325.00	Jan 2023	117	11,700	80,585	(1,073)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	21	2,100	30,850	(142)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	21	2,100	31,030	(142)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	17	1,700	30,220	(115)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	32	3,200	48,405	(216)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	32	3,200	51,807	(216)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	21	2,100	26,073	(73)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	21	2,100	26,180	(73)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	17	1,700	25,631	(59)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	43	4,300	87,102	(149)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	19	1,900	38,578	(66)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	32	3,200	41,247	(111)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	32	3,200	43,795	(111)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	21	2,100	21,927	(35)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	21	2,100	22,163	(35)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	17	1,700	21,637	(28)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	43	4,300	74,101	(71)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	19	1,900	33,056	(31)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	62	6,200	94,674	(102)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	32	3,200	34,689	(53)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	32	3,200	37,065	(53)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	62	6,200	85,994	(69)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	43	4,300	62,793	(31)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	19	1,900	28,142	(14)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	62	6,200	77,934	(45)
7

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	42	4,200	$55,884	$(20)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	126	12,600	196,850	(235,219)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	69	6,900	70,652	(51,289)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	70	7,000	65,590	(52,032)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	69	6,900	62,917	(39,319)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	70	7,000	59,290	(39,889)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	69	6,900	48,747	(20,318)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	70	7,000	46,690	(20,613)
GSI	Starbucks Corp.	USD	100.00	Jan 2024	96	9,600	103,567	(151,895)
GSI	Starbucks Corp.	USD	105.00	Jan 2024	96	9,600	85,251	(127,270)
JPM	TE Connectivity, Ltd.	USD	120.00	Jan 2023	152	15,200	72,212	(142,283)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2023	49	4,900	44,933	(2,922)
JPM	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2023	49	4,900	37,338	(1,494)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2023	49	4,900	30,723	(762)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	34	3,400	45,293	(44)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	24	2,400	31,200	(31)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,034	(9)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	21	2,100	27,234	(27)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	34	3,400	35,857	(14)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	24	2,400	24,679	(10)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,140	(3)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	21	2,100	21,437	(9)
CITI	Thermo Fisher Scientific, Inc.	USD	640.00	Jan 2023	24	2,400	64,356	(4,892)
CITI	UnitedHealth Group, Inc.	USD	540.00	Jan 2023	45	4,500	121,725	(106,608)
CITI	UnitedHealth Group, Inc.	USD	560.00	Jan 2023	26	2,600	68,414	(33,974)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2023	26	2,600	51,593	(16,351)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2024	54	5,400	302,238	(297,717)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	16	1,600	5,232	(286)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	37	3,700	10,763	(662)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	16	1,600	3,056	(100)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	37	3,700	7,811	(230)
CITI	Yum! Brands, Inc.	USD	145.00	Jan 2024	58	5,800	32,602	(49,543)
CITI	Yum! Brands, Inc.	USD	150.00	Jan 2024	58	5,800	29,121	(40,187)
							$5,674,625	$(2,231,381)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SFG	Susquehanna Financial Group, LLLP
WFB	Wells Fargo Bank, N.A.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.1%
U.S. Government – 27.9%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$56,301,000	$35,947,432
1.375%, 11/15/2040 to 08/15/2050	48,796,000	31,559,529
1.625%, 11/15/2050	60,000	37,059
1.750%, 08/15/2041	66,319,000	46,267,865
1.875%, 02/15/2041 to 11/15/2051	3,273,000	2,284,346
2.000%, 08/15/2051	9,363,000	6,363,183
2.250%, 02/15/2052	2,411,000	1,741,100
2.875%, 05/15/2052	14,105,000	11,724,781
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.000%, 08/15/2052	$5,302,000	$4,539,838
3.375%, 08/15/2042	9,391,000	8,591,298
4.000%, 11/15/2052	5,588,000	5,811,520
5.250%, 11/15/2028 to 02/15/2029	6,691,000	7,182,808
U.S. Treasury Notes
0.250%, 08/31/2025	3,656,000	3,289,829
0.375%, 11/30/2025 to 01/31/2026	26,157,000	23,366,200
0.875%, 06/30/2026	2,203,000	1,974,869

8

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.375%, 10/31/2028	$9,379,000	$8,175,850
1.500%, 08/15/2026 to 11/30/2028	37,330,000	33,932,991
1.625%, 05/15/2026	23,874,000	22,034,956
2.000%, 11/15/2026	11,360,000	10,551,044
2.250%, 11/15/2027	6,949,000	6,449,541
2.500%, 05/15/2024	5,869,000	5,695,452
2.625%, 07/31/2029	1,916,000	1,787,568
2.750%, 02/15/2028 to 08/15/2032	33,766,000	31,830,232
2.875%, 04/30/2025	5,553,000	5,380,553
3.000%, 06/30/2024	8,395,000	8,196,930
3.125%, 08/31/2029	2,824,000	2,716,445
3.250%, 06/30/2029	4,722,000	4,574,806
3.875%, 11/30/2027 to 11/30/2029	23,253,000	23,343,133
4.000%, 10/31/2029	1,526,000	1,549,128
4.125%, 09/30/2027 to 11/15/2032	74,227,000	75,423,086
4.375%, 10/31/2024	4,989,000	4,987,831
4.500%, 11/30/2024 to 11/15/2025	9,699,000	9,756,223
		447,067,426
U.S. Government Agency – 27.2%
Federal Home Loan Mortgage Corp.
1.500%, 11/01/2041	1,510,741	1,229,952
2.000%, 11/01/2040 to 12/01/2051	26,405,416	22,394,103
2.000%, 08/01/2042 (A)	378,000	322,997
2.317%, (12 month LIBOR + 1.642%), 08/01/2043 (B)	169,236	167,668
2.340%, (12 month LIBOR + 1.650%), 03/01/2043 (B)	277,966	282,252
2.357%, (12 month LIBOR + 1.635%), 07/01/2043 (B)	110,092	110,237
2.435%, (12 month LIBOR + 1.637%), 09/01/2045 (B)	1,949,397	1,948,343
2.500%, 04/01/2042 to 03/01/2052	12,607,953	10,921,432
2.509%, (12 month LIBOR + 1.632%), 11/01/2043 (B)	181,003	180,569
2.532%, (12 month LIBOR + 1.646%), 10/01/2043 (B)	366,021	366,126
2.555%, (12 month LIBOR + 1.606%), 09/01/2043 (B)	86,636	85,868
2.695%, (12 month LIBOR + 1.612%), 10/01/2043 (B)	211,442	210,449
2.813%, (12 month LIBOR + 1.640%), 05/01/2049 (B)	901,001	876,840
2.878%, (12 month LIBOR + 1.723%), 01/01/2044 (B)	379,761	376,076
3.000%, 09/01/2046 to 11/01/2048	2,408,337	2,187,714
3.163%, (12 month LIBOR + 1.685%), 09/01/2047 (B)	1,008,932	1,012,087
3.457%, (12 month LIBOR + 1.638%), 03/01/2049 (B)	884,827	879,848
3.500%, 06/01/2046 to 10/01/2046	1,544,496	1,449,044
3.578%, (1 month SOFR + 2.183%), 10/01/2052 (A)(B)	2,482,464	2,387,429
3.585%, (12 month LIBOR + 1.635%), 04/01/2048 (B)	2,069,498	2,064,344
3.809%, (12 month LIBOR + 1.682%), 02/01/2043 (B)	264,634	267,900
3.888%, (1 month SOFR + 2.241%), 12/01/2052 (A)(B)	1,072,000	1,035,936
3.912%, (1 month SOFR + 2.130%), 07/01/2052 (B)	762,848	735,423
3.990%, (1 month SOFR + 2.140%), 08/01/2052 (B)	1,030,150	985,291
4.000%, 07/01/2049	1,030,759	1,002,047
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.073%, 12/14/2029 (C)	$2,068,000	$1,554,938
4.119%, (1 month SOFR + 2.380%), 09/01/2052 (B)	530,165	514,160
4.303%, (1 month SOFR + 2.130%), 07/01/2052 (B)	936,483	914,405
4.500%, 06/01/2039 to 07/01/2039	101,639	100,888
5.497%, (12 month LIBOR + 1.770%), 09/01/2042 (B)	144,206	145,090
Federal National Mortgage Association
1.500%, 10/01/2041 to 11/01/2041	18,787,297	15,295,448
1.614%, (1 month SOFR + 2.211%), 12/01/2051 (B)	496,122	445,801
2.000%, 11/01/2040 to 12/01/2050	79,048,407	66,969,064
2.260%, (12 month LIBOR + 1.560%), 06/01/2043 (B)	142,054	139,996
2.443%, (12 month LIBOR + 1.565%), 03/01/2043 (B)	67,654	67,508
2.500%, TBA (A)	12,400,000	10,596,187
2.500%, 12/01/2035 to 03/01/2052	46,262,343	41,176,064
2.500%, 12/01/2040 (A)	2,544,000	2,263,607
2.734%, (12 month LIBOR + 1.583%), 01/01/2046 (B)	2,099,355	2,110,473
2.990%, (12 month LIBOR + 1.578%), 10/01/2043 (B)	496,454	492,644
3.000%, TBA (A)	2,900,000	2,567,180
3.000%, 11/01/2042 to 02/01/2055	68,181,695	62,051,084
3.000%, 07/01/2043 to 12/01/2043 (A)	3,769,172	3,451,943
3.076%, (12 month LIBOR + 1.579%), 06/01/2045 (B)	776,024	780,394
3.500%, 10/01/2042 to 04/01/2050	35,045,586	32,831,143
3.500%, 12/01/2043 to 07/01/2049 (A)	8,971,591	8,386,510
3.684%, (1 month SOFR + 2.370%), 08/01/2052 (B)	1,146,413	1,099,386
3.963%, (1 month SOFR + 2.120%), 08/01/2052 (B)	452,088	433,338
4.000%, 01/01/2027 to 08/01/2059	31,813,916	31,082,592
4.118%, 11/15/2030 (C)	6,077,000	4,386,897
4.159%, (1 month SOFR + 2.133%), 10/01/2052 (B)	4,928,325	4,813,981
4.168%, (1 month SOFR + 2.120%), 07/01/2052 (B)	1,759,836	1,698,434
4.224%, (1 month SOFR + 2.370%), 09/01/2052 (B)	528,577	515,892
4.256%, (1 month SOFR + 2.126%), 11/01/2052 (B)	1,474,000	1,443,951
4.317%, (1 month SOFR + 2.125%), 08/01/2052 (B)	2,077,593	2,035,644
4.351%, (1 month SOFR + 2.124%), 07/01/2052 (B)	1,977,999	1,940,364
4.500%, 06/01/2041 to 11/01/2048	4,483,715	4,478,541
4.527%, (12 month LIBOR + 1.639%), 01/01/2043 (B)	152,237	154,418
4.562%, (1 month SOFR + 2.120%), 11/01/2052 (B)	900,000	889,605
4.624%, (1 month SOFR + 2.127%), 08/01/2052 (B)	2,361,076	2,337,081
4.645%, (1 month SOFR + 2.122%), 08/01/2052 (B)	1,686,601	1,656,396
4.651%, (1 month SOFR + 2.131%), 08/01/2052 (B)	1,867,230	1,849,935
4.663%, (1 month SOFR + 2.122%), 12/01/2052 (A)(B)	1,500,000	1,473,164

9

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
5.000%, 07/01/2044	$62,226	$63,770
5.500%, 12/01/2048 to 09/01/2052	2,706,710	2,810,315
6.000%, TBA (A)	22,400,000	22,892,625
6.500%, TBA (A)	7,500,000	7,698,281
6.500%, 11/01/2052	761,554	808,929
Government National Mortgage Association
2.500%, 12/20/2051 (A)	4,214,073	3,707,141
3.000%, 06/20/2043 to 10/20/2050	16,057,640	14,604,027
3.500%, 01/20/2048	776,285	727,243
4.000%, TBA (A)	2,200,000	2,099,757
4.000%, 03/20/2048 to 04/20/2048	936,630	904,805
4.500%, 08/15/2047 to 02/20/2049	2,163,184	2,145,502
5.000%, 12/20/2039 to 03/20/2049	8,903,994	9,050,513
		436,137,029
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $937,554,146)		$883,204,455
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	2,078,000	2,105,339
Bermuda – 0.0%
Government of Bermuda 5.000%, 07/15/2032 (D)	693,000	667,053
Canada – 0.1%
Province of Saskatchewan 3.250%, 06/08/2027	840,000	807,281
Chile – 0.0%
Republic of Chile 4.340%, 03/07/2042	390,000	332,451
Indonesia – 0.0%
Republic of Indonesia 4.650%, 09/20/2032	469,000	460,494
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	406,000	277,723
Mexico – 0.4%
Government of Mexico
3.500%, 02/12/2034	1,459,000	1,209,026
3.750%, 04/19/2071	1,249,000	822,079
4.400%, 02/12/2052	1,760,000	1,351,553
4.500%, 04/22/2029	1,411,000	1,369,221
4.600%, 02/10/2048	305,000	245,224
4.875%, 05/19/2033	1,464,000	1,375,049
		6,372,152
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	944,000	792,960
Peru – 0.0%
Republic of Peru
3.000%, 01/15/2034	421,000	339,565
3.600%, 01/15/2072	326,000	216,296
		555,861
Poland – 0.1%
Republic of Poland 5.750%, 11/16/2032	1,222,000	1,288,477
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea – 0.1%
Export-Import Bank of Korea 4.500%, 09/15/2032	$823,000	$811,250
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,669,777)		$14,471,041
CORPORATE BONDS – 25.1%
Communication services – 1.6%
AT&T, Inc.
1.700%, 03/25/2026	2,758,000	2,485,976
3.500%, 06/01/2041	592,000	452,336
3.650%, 09/15/2059	582,000	404,253
3.800%, 12/01/2057	1,681,000	1,220,352
Charter Communications Operating LLC 3.500%, 06/01/2041 to 03/01/2042	1,868,000	1,265,289
Comcast Corp.
1.500%, 02/15/2031	722,000	569,987
2.987%, 11/01/2063	692,000	437,785
4.049%, 11/01/2052	785,000	638,542
5.350%, 11/15/2027	1,228,000	1,265,169
5.500%, 11/15/2032	2,457,000	2,575,550
Discovery Communications LLC 4.000%, 09/15/2055	651,000	417,313
Netflix, Inc.
5.375%, 11/15/2029 (D)	649,000	636,999
5.875%, 11/15/2028	1,057,000	1,067,792
Rogers Communications, Inc. 4.550%, 03/15/2052 (D)	686,000	558,365
T-Mobile USA, Inc.
2.250%, 02/15/2026	2,508,000	2,296,381
2.875%, 02/15/2031	251,000	209,710
3.375%, 04/15/2029	2,935,000	2,593,281
3.500%, 04/15/2031	165,000	143,679
Verizon Communications, Inc.
2.355%, 03/15/2032	627,000	503,312
2.550%, 03/21/2031	871,000	726,144
2.650%, 11/20/2040	776,000	537,181
3.550%, 03/22/2051	559,000	413,642
Vodafone Group PLC
4.250%, 09/17/2050	219,000	172,838
5.000%, 05/30/2038	277,000	256,512
Warnermedia Holdings, Inc.
5.050%, 03/15/2042 (D)	1,216,000	973,467
5.141%, 03/15/2052 (D)	2,841,000	2,201,380
5.391%, 03/15/2062 (D)	1,382,000	1,069,377
		26,092,612
Consumer discretionary – 1.3%
Amazon.com, Inc.
2.875%, 05/12/2041	387,000	295,644
4.700%, 12/01/2032	1,531,000	1,543,956
Ford Motor Company 4.750%, 01/15/2043	117,000	86,585
Ford Motor Credit Company LLC
2.700%, 08/10/2026	1,872,000	1,633,483
2.900%, 02/10/2029	957,000	789,104
General Motors Company
5.400%, 10/15/2029	1,452,000	1,401,157
5.600%, 10/15/2032	300,000	288,334
General Motors Financial Company, Inc. 3.100%, 01/12/2032	596,000	478,124
Hyundai Capital America
0.800%, 01/08/2024 (D)	486,000	460,798
1.300%, 01/08/2026 (D)	1,168,000	1,015,529
2.000%, 06/15/2028 (D)	551,000	445,990
Lowe's Companies, Inc.
4.250%, 04/01/2052	1,162,000	948,489

10

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe's Companies, Inc. (continued)
5.625%, 04/15/2053	$1,746,000	$1,746,781
Marriott International, Inc. 4.625%, 06/15/2030	920,000	863,948
McDonald's Corp.
3.625%, 09/01/2049	902,000	699,321
4.200%, 04/01/2050	1,331,000	1,137,371
5.150%, 09/09/2052	582,000	574,366
The Home Depot, Inc.
2.375%, 03/15/2051	885,000	551,356
3.125%, 12/15/2049	1,073,000	785,461
3.300%, 04/15/2040	229,000	185,416
3.625%, 04/15/2052	551,000	437,078
4.500%, 09/15/2032	1,165,000	1,156,850
4.950%, 09/15/2052	1,226,000	1,213,248
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	638,590
Toyota Motor Credit Corp. 5.450%, 11/10/2027	1,656,000	1,702,693
		21,079,672
Consumer staples – 1.4%
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	1,565,000	1,501,609
4.900%, 02/01/2046	3,074,000	2,875,676
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	504,000	418,376
4.375%, 04/15/2038	1,643,000	1,504,286
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	637,000	579,926
Diageo Capital PLC
5.300%, 10/24/2027	1,518,000	1,563,832
5.500%, 01/24/2033	1,576,000	1,663,746
Nestle Holdings, Inc.
4.125%, 10/01/2027 (D)	890,000	873,878
4.700%, 01/15/2053 (D)	604,000	588,190
Philip Morris International, Inc.
5.000%, 11/17/2025	1,320,000	1,319,043
5.125%, 11/17/2027	1,980,000	1,984,186
5.750%, 11/17/2032	995,000	1,024,627
Viterra Finance BV
3.200%, 04/21/2031 (D)	283,000	214,751
5.250%, 04/21/2032 (D)	1,686,000	1,489,137
Walmart, Inc.
3.950%, 09/09/2027	1,454,000	1,444,839
4.150%, 09/09/2032	1,745,000	1,724,691
4.500%, 09/09/2052	872,000	848,342
		21,619,135
Energy – 1.2%
Aker BP ASA
2.000%, 07/15/2026 (D)	1,416,000	1,246,655
3.100%, 07/15/2031 (D)	1,601,000	1,319,298
3.750%, 01/15/2030 (D)	185,000	163,954
4.000%, 01/15/2031 (D)	655,000	581,731
Boardwalk Pipelines LP 3.400%, 02/15/2031	245,000	207,110
Energy Transfer LP
4.400%, 03/15/2027	273,000	261,077
4.950%, 05/15/2028	2,040,000	1,964,863
5.300%, 04/15/2047	1,609,000	1,367,433
5.400%, 10/01/2047	472,000	407,042
6.125%, 12/15/2045	492,000	465,974
Exxon Mobil Corp.
3.452%, 04/15/2051	1,550,000	1,200,804
4.327%, 03/19/2050	2,046,000	1,843,988
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	$1,049,090	$969,213
2.160%, 03/31/2034 (D)	1,194,661	1,008,825
2.625%, 03/31/2036 (D)	817,000	650,547
2.940%, 09/30/2040 (D)	480,365	383,176
Kinder Morgan, Inc. 5.450%, 08/01/2052	1,801,000	1,647,142
Petroleos Mexicanos
2.378%, 04/15/2025	218,750	211,333
2.460%, 12/15/2025	1,190,350	1,144,497
Pioneer Natural Resources Company 2.150%, 01/15/2031	829,000	669,355
Targa Resources Partners LP
4.875%, 02/01/2031	1,300,000	1,184,066
5.500%, 03/01/2030	326,000	311,689
		19,209,772
Financials – 8.5%
Antares Holdings LP 3.750%, 07/15/2027 (D)	1,268,000	1,033,511
Athene Global Funding
2.500%, 03/24/2028 (D)	1,937,000	1,639,058
2.646%, 10/04/2031 (D)	1,827,000	1,405,786
Banco Santander SA
1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	1,200,000	1,028,067
3.225%, (3.225% to 11-22-31, then 1 Year CMT + 1.600%), 11/22/2032	800,000	596,055
5.294%, 08/18/2027	600,000	582,220
Bank of America Corp.
1.530%, (1.530% to 12-6-24, then SOFR + 0.650%), 12/06/2025	5,203,000	4,778,821
1.658%, (1.658% to 3-11-26, then SOFR + 0.910%), 03/11/2027	4,395,000	3,894,399
1.734%, (1.734% to 7-22-26, then SOFR + 0.960%), 07/22/2027	3,983,000	3,490,004
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	4,239,000	3,434,181
3.384%, (3.384% to 4-2-25, then SOFR + 1.330%), 04/02/2026	2,291,000	2,181,546
3.419%, (3.419% to 12-20-27, then 3 month LIBOR + 1.040%), 12/20/2028	3,069,000	2,798,478
5.015%, (5.015% to 7-22-32, then SOFR + 2.160%), 07/22/2033	1,280,000	1,235,736
6.204%, (6.204% to 11-10-27, then SOFR + 1.990%), 11/10/2028	3,027,000	3,130,872
Barclays PLC
7.385%, (7.385% to 11-2-27, then 1 Year CMT + 3.300%), 11/02/2028	3,068,000	3,173,946
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	1,840,000	1,949,098
Blackstone Holdings Finance Company LLC 6.200%, 04/22/2033 (D)	1,842,000	1,904,148
Brighthouse Financial, Inc. 3.850%, 12/22/2051	546,000	344,783
Citigroup, Inc.
4.658%, (4.658% to 5-24-27, then SOFR + 1.887%), 05/24/2028	1,401,000	1,363,672
4.910%, (4.910% to 5-24-32, then SOFR + 2.086%), 05/24/2033	1,565,000	1,490,058
6.270%, (6.270% to 11-17-32, then SOFR + 2.338%), 11/17/2033	2,137,000	2,252,167
Cooperatieve Rabobank UA
3.649%, (3.649% to 4-6-27, then 1 Year CMT + 1.220%), 04/06/2028 (D)	3,150,000	2,903,711

11

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Rabobank UA (continued)
3.758%, (3.758% to 4-6-32, then 1 Year CMT + 1.420%), 04/06/2033 (D)	$1,909,000	$1,635,085
Credit Suisse Group AG 9.016%, (9.016% to 11-15-32, then SOFR + 5.020%), 11/15/2033 (D)	1,553,000	1,576,710
Deutsche Bank AG 3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	2,622,000	1,871,770
Enstar Group, Ltd. 3.100%, 09/01/2031	1,392,000	1,020,378
GE Capital International Funding Company 4.418%, 11/15/2035	386,000	364,327
HSBC Holdings PLC 7.390%, (7.390% to 11-3-27, then SOFR + 3.350%), 11/03/2028	1,806,000	1,894,028
Jackson Financial, Inc. 5.670%, 06/08/2032	454,000	431,324
JPMorgan Chase & Co.
1.040%, (1.040% to 2-4-26, then 3 month CME Term SOFR + 0.695%), 02/04/2027	5,543,000	4,830,610
1.045%, (1.045% to 11-19-25, then SOFR + 0.800%), 11/19/2026	1,726,000	1,522,566
1.470%, (1.470% to 9-22-26, then SOFR + 0.765%), 09/22/2027	1,379,000	1,196,987
1.561%, (1.561% to 12-10-24, then SOFR + 0.605%), 12/10/2025	8,109,000	7,490,153
1.578%, (1.578% to 4-22-26, then SOFR + 0.885%), 04/22/2027	1,377,000	1,215,756
2.182%, (2.182% to 6-1-27, then SOFR + 1.890%), 06/01/2028	1,697,000	1,484,529
4.323%, (4.323% to 4-26-27, then SOFR + 1.560%), 04/26/2028	907,000	869,256
4.565%, (4.565% to 6-14-29, then SOFR + 1.750%), 06/14/2030	1,400,000	1,334,614
4.851%, (4.851% to 7-25-27, then SOFR + 1.990%), 07/25/2028	1,433,000	1,403,051
4.912%, (4.912% to 7-25-32, then SOFR + 2.080%), 07/25/2033	1,159,000	1,117,641
Liberty Mutual Group, Inc. 5.500%, 06/15/2052 (D)	540,000	486,155
Lloyds Banking Group PLC
4.716%, (4.716% to 8-11-25, then 1 Year CMT + 1.750%), 08/11/2026	2,291,000	2,222,758
4.976%, (4.976% to 8-11-32, then 1 Year CMT + 2.300%), 08/11/2033	1,364,000	1,255,343
Macquarie Group, Ltd. 6.207%, 11/22/2024 (D)	1,837,000	1,847,639
Marsh & McLennan Companies, Inc. 6.250%, 11/01/2052	306,000	341,958
Mitsubishi UFJ Financial Group, Inc.
2.309%, (2.309% to 7-20-31, then 1 Year CMT + 0.950%), 07/20/2032	1,387,000	1,081,366
5.133%, (5.133% to 7-20-32, then 1 Year CMT + 2.125%), 07/20/2033	1,154,000	1,121,983
5.354%, (5.354% to 9-13-27, then 1 Year CMT + 1.900%), 09/13/2028	1,490,000	1,482,629
5.472%, (5.472% to 9-13-32, then 1 Year CMT + 2.125%), 09/13/2033	237,000	236,146
Morgan Stanley
0.790%, (0.790% to 5-30-24, then SOFR + 0.525%), 05/30/2025	3,570,000	3,307,906
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
0.791%, (0.791% to 1-22-24, then SOFR + 0.509%), 01/22/2025	$3,534,000	$3,323,789
0.864%, (0.864% to 10-21-24, then SOFR + 0.745%), 10/21/2025	1,102,000	1,005,674
0.985%, (0.985% to 12-10-25, then SOFR + 0.720%), 12/10/2026	2,818,000	2,471,436
1.512%, (1.512% to 7-20-26, then SOFR + 0.858%), 07/20/2027	2,155,000	1,875,103
2.475%, (2.475% to 1-21-27, then SOFR + 1.000%), 01/21/2028	551,000	489,546
6.342%, (6.342% to 10-18-32, then SOFR + 2.560%), 10/18/2033	3,040,000	3,232,725
Owl Rock Capital Corp. III 3.125%, 04/13/2027	751,000	623,609
Santander UK Group Holdings PLC 6.833%, (6.833% to 11-21-25, then SOFR + 2.749%), 11/21/2026	2,442,000	2,467,072
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	1,916,000	1,499,026
Stewart Information Services Corp. 3.600%, 11/15/2031	746,000	578,136
The Goldman Sachs Group, Inc.
0.657%, (0.657% to 9-10-23, then SOFR + 0.505%), 09/10/2024	2,773,000	2,657,730
0.925%, (0.925% to 10-21-23, then SOFR + 0.486%), 10/21/2024	4,118,000	3,927,595
1.757%, (1.757% to 1-24-24, then SOFR + 0.730%), 01/24/2025	2,324,000	2,215,267
1.948%, (1.948% to 10-21-26, then SOFR + 0.913%), 10/21/2027	1,372,000	1,201,108
The PNC Financial Services Group, Inc. 6.037%, (6.037% to 10-28-32, then SOFR + 2.140%), 10/28/2033	1,834,000	1,926,542
Truist Financial Corp.
4.123%, (4.123% to 6-6-27, then SOFR + 1.368%), 06/06/2028	1,703,000	1,625,716
6.123%, (6.123% to 10-28-32, then SOFR + 2.300%), 10/28/2033	864,000	910,382
Trust Fibra Uno 6.390%, 01/15/2050 (D)	682,000	514,414
UBS Group AG
4.490%, (4.490% to 8-5-24, then 1 Year CMT + 1.600%), 08/05/2025 (D)	1,917,000	1,877,590
4.703%, (4.703% to 8-5-26, then 1 Year CMT + 2.050%), 08/05/2027 (D)	4,001,000	3,870,023
Wells Fargo & Company
3.526%, (3.526% to 3-24-27, then SOFR + 1.510%), 03/24/2028	5,785,000	5,373,664
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028	610,000	595,770
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	867,000	835,410
		136,350,312
Health care – 2.3%
AbbVie, Inc.
4.050%, 11/21/2039	654,000	571,367
4.250%, 11/21/2049	3,786,000	3,255,504
4.300%, 05/14/2036	400,000	369,347
4.450%, 05/14/2046	408,000	359,886
Amgen, Inc. 4.050%, 08/18/2029	920,000	876,477
Astrazeneca Finance LLC 1.750%, 05/28/2028	1,951,000	1,696,409

12

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AstraZeneca PLC 1.375%, 08/06/2030	$561,000	$448,775
Centene Corp.
2.500%, 03/01/2031	516,000	407,908
3.000%, 10/15/2030	1,242,000	1,024,774
Cigna Corp. 3.400%, 03/15/2050	279,000	201,340
CSL Finance PLC 4.050%, 04/27/2029 (D)	557,000	530,811
CVS Health Corp.
3.000%, 08/15/2026	597,000	561,195
4.300%, 03/25/2028	1,261,000	1,225,838
5.050%, 03/25/2048	420,000	390,035
Danaher Corp.
2.600%, 10/01/2050	658,000	433,816
2.800%, 12/10/2051	441,000	303,679
DH Europe Finance II Sarl 2.200%, 11/15/2024	1,516,000	1,440,818
Gilead Sciences, Inc.
2.600%, 10/01/2040	959,000	685,411
2.800%, 10/01/2050	894,000	591,236
4.000%, 09/01/2036	492,000	438,341
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2027 to 03/24/2029	1,791,000	1,657,137
4.000%, 03/24/2052	897,000	715,098
HCA, Inc. 4.625%, 03/15/2052 (D)	2,197,000	1,771,410
Pfizer, Inc.
1.750%, 08/18/2031	1,118,000	909,616
2.550%, 05/28/2040	1,923,000	1,430,604
Roche Holdings, Inc.
2.076%, 12/13/2031 (D)	2,024,000	1,671,500
2.607%, 12/13/2051 (D)	759,000	508,134
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	454,000	445,369
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	1,482,000	1,220,591
3.025%, 07/09/2040	617,000	461,403
3.175%, 07/09/2050	373,000	261,142
4.400%, 11/26/2023	349,000	346,309
Thermo Fisher Scientific, Inc.
1.750%, 10/15/2028	557,000	476,440
2.800%, 10/15/2041	886,000	666,796
UnitedHealth Group, Inc.
2.750%, 05/15/2040	422,000	313,257
3.050%, 05/15/2041	289,000	221,029
3.250%, 05/15/2051	1,249,000	916,526
4.000%, 05/15/2029	850,000	816,242
4.625%, 07/15/2035	871,000	855,017
5.250%, 02/15/2028	932,000	958,700
5.300%, 02/15/2030	1,554,000	1,604,814
5.350%, 02/15/2033	1,554,000	1,618,097
5.875%, 02/15/2053	1,489,000	1,647,791
		37,305,989
Industrials – 2.2%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	468,750	367,252
AerCap Ireland Capital DAC 1.150%, 10/29/2023	3,309,000	3,162,158
Canadian National Railway Company
3.850%, 08/05/2032	871,000	817,991
4.400%, 08/05/2052	580,000	524,560
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Canadian Pacific Railway Company
1.350%, 12/02/2024	$1,372,000	$1,277,614
1.750%, 12/02/2026	265,000	236,821
2.450%, 12/02/2031	222,000	185,010
3.000%, 12/02/2041	270,000	203,235
Crowley Conro LLC 4.181%, 08/15/2043	767,128	727,156
CSX Corp. 4.100%, 11/15/2032	1,449,000	1,376,610
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	3,259,000	3,089,210
Honeywell International, Inc. 5.000%, 02/15/2033	1,872,000	1,926,713
John Deere Capital Corp.
2.350%, 03/08/2027	1,382,000	1,265,474
4.150%, 09/15/2027	2,908,000	2,853,913
4.850%, 10/11/2029	1,020,000	1,035,302
Lockheed Martin Corp.
5.100%, 11/15/2027	1,547,000	1,591,239
5.700%, 11/15/2054	1,238,000	1,342,186
5.900%, 11/15/2063	619,000	684,659
Northrop Grumman Corp. 4.400%, 05/01/2030	1,973,000	1,933,411
Parker-Hannifin Corp.
4.250%, 09/15/2027	1,680,000	1,629,308
4.500%, 09/15/2029	1,120,000	1,087,210
Quanta Services, Inc. 0.950%, 10/01/2024	1,101,000	1,008,261
The Boeing Company
2.196%, 02/04/2026	2,095,000	1,904,387
3.250%, 02/01/2035	678,000	514,128
3.750%, 02/01/2050	1,210,000	848,707
5.930%, 05/01/2060	1,585,000	1,471,105
Union Pacific Corp.
2.375%, 05/20/2031	588,000	497,792
2.800%, 02/14/2032	799,000	695,259
3.375%, 02/14/2042	663,000	536,850
		34,793,521
Information technology – 2.3%
Advanced Micro Devices, Inc. 3.924%, 06/01/2032	1,781,000	1,680,032
Apple, Inc.
2.375%, 02/08/2041	448,000	327,993
2.400%, 08/20/2050	70,000	46,429
2.650%, 05/11/2050 to 02/08/2051	1,228,000	846,141
2.800%, 02/08/2061	392,000	260,628
3.250%, 08/08/2029	2,320,000	2,174,360
3.950%, 08/08/2052	1,162,000	1,016,171
4.100%, 08/08/2062	870,000	753,523
Broadcom, Inc.
2.450%, 02/15/2031 (D)	966,000	762,140
3.150%, 11/15/2025	724,000	688,919
3.419%, 04/15/2033 (D)	2,628,000	2,135,329
3.469%, 04/15/2034 (D)	1,234,000	979,686
4.150%, 11/15/2030	651,000	584,689
4.150%, 04/15/2032 (D)	831,000	732,644
4.926%, 05/15/2037 (D)	882,000	773,949
Dell International LLC
3.375%, 12/15/2041 (D)	1,371,000	944,798
3.450%, 12/15/2051 (D)	1,645,000	1,060,404
6.100%, 07/15/2027	561,000	576,399
Intel Corp.
2.800%, 08/12/2041	1,444,000	1,025,133
4.900%, 08/05/2052	1,352,000	1,233,944
5.050%, 08/05/2062	579,000	526,045

13

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
KLA Corp.
3.300%, 03/01/2050	$1,321,000	$989,557
4.950%, 07/15/2052	514,000	495,143
NXP BV
2.650%, 02/15/2032	1,140,000	895,040
3.250%, 05/11/2041	605,000	432,889
3.400%, 05/01/2030	768,000	667,809
4.400%, 06/01/2027	669,000	639,615
Oracle Corp.
3.950%, 03/25/2051	1,171,000	856,903
4.000%, 07/15/2046	1,072,000	792,155
4.375%, 05/15/2055	373,000	283,599
6.900%, 11/09/2052	1,245,000	1,378,930
Qualcomm, Inc.
4.500%, 05/20/2052	921,000	817,385
6.000%, 05/20/2053	1,403,000	1,526,853
VMware, Inc.
0.600%, 08/15/2023	2,703,000	2,617,499
1.000%, 08/15/2024	1,919,000	1,786,835
1.400%, 08/15/2026	1,931,000	1,698,255
1.800%, 08/15/2028	335,000	276,548
4.700%, 05/15/2030	1,109,000	1,041,346
Xilinx, Inc. 2.375%, 06/01/2030	472,000	401,499
		36,727,216
Materials – 0.6%
Anglo American Capital PLC
3.875%, 03/16/2029 (D)	1,480,000	1,331,899
4.750%, 03/16/2052 (D)	1,154,000	957,625
Freeport-McMoRan, Inc. 5.250%, 09/01/2029	1,735,000	1,657,532
GE Healthcare Holding LLC 5.650%, 11/15/2027 (D)	1,526,000	1,556,287
Glencore Finance Canada, Ltd.
6.000%, 11/15/2041 (D)	70,000	66,223
6.900%, 11/15/2037 (D)	637,000	671,676
Glencore Funding LLC 4.875%, 03/12/2029 (D)	493,000	474,965
Rohm and Haas Company 7.850%, 07/15/2029	672,000	753,092
The Dow Chemical Company
6.900%, 05/15/2053	584,000	634,993
7.375%, 11/01/2029	1,435,000	1,592,691
		9,696,983
Real estate – 1.7%
Agree LP
2.000%, 06/15/2028	1,155,000	950,420
2.600%, 06/15/2033	263,000	200,327
4.800%, 10/01/2032	578,000	531,646
American Homes 4 Rent LP
3.625%, 04/15/2032	1,063,000	900,676
4.300%, 04/15/2052	476,000	353,122
American Tower Corp.
2.700%, 04/15/2031	440,000	363,255
3.125%, 01/15/2027	578,000	531,634
3.650%, 03/15/2027	816,000	762,406
Brixmor Operating Partnership LP 2.500%, 08/16/2031	643,000	487,311
Crown Castle, Inc.
1.050%, 07/15/2026	1,657,000	1,433,908
2.100%, 04/01/2031	243,000	192,695
2.500%, 07/15/2031	912,000	744,141
2.900%, 03/15/2027 to 04/01/2041	2,835,000	2,372,939
3.300%, 07/01/2030	955,000	839,886
4.000%, 03/01/2027	276,000	263,516
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Essex Portfolio LP
1.700%, 03/01/2028	$1,392,000	$1,156,455
2.550%, 06/15/2031	548,000	438,341
Extra Space Storage LP
2.350%, 03/15/2032	476,000	362,056
3.900%, 04/01/2029	532,000	479,272
Federal Realty Investment Trust 3.950%, 01/15/2024	735,000	724,936
GLP Capital LP 5.300%, 01/15/2029	536,000	503,920
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	184,000	136,211
4.150%, 04/15/2032	1,063,000	931,900
Kimco Realty Corp. 4.600%, 02/01/2033	871,000	814,598
Mid-America Apartments LP
3.950%, 03/15/2029	533,000	500,230
4.000%, 11/15/2025	651,000	630,350
4.300%, 10/15/2023	545,000	541,122
Realty Income Corp.
2.200%, 06/15/2028	570,000	488,845
2.850%, 12/15/2032	770,000	631,798
3.650%, 01/15/2028	600,000	562,244
5.625%, 10/13/2032	1,693,000	1,749,252
Regency Centers LP 2.950%, 09/15/2029	1,474,000	1,239,910
Rexford Industrial Realty LP 2.150%, 09/01/2031	290,000	223,903
STORE Capital Corp.
2.700%, 12/01/2031	370,000	278,367
2.750%, 11/18/2030	940,000	733,016
4.500%, 03/15/2028	1,424,000	1,296,719
4.625%, 03/15/2029	678,000	620,895
Sun Communities Operating LP
2.300%, 11/01/2028	532,000	437,663
4.200%, 04/15/2032	1,063,000	917,119
		27,327,004
Utilities – 2.0%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	384,000	313,577
Baltimore Gas and Electric Company 2.250%, 06/15/2031	824,000	674,066
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	608,000	475,440
Consumers Energy Company
2.500%, 05/01/2060	470,000	272,856
2.650%, 08/15/2052	368,000	234,836
Dominion Energy, Inc. 5.375%, 11/15/2032	1,840,000	1,840,108
DTE Electric Company
2.950%, 03/01/2050	962,000	663,690
3.650%, 03/01/2052	440,000	344,818
DTE Energy Company 1.050%, 06/01/2025	493,000	446,692
Duke Energy Carolinas LLC
2.550%, 04/15/2031	561,000	474,259
2.850%, 03/15/2032	1,023,000	876,797
3.550%, 03/15/2052	745,000	568,141
Duke Energy Corp.
2.550%, 06/15/2031	611,000	502,527
3.500%, 06/15/2051	170,000	121,080
3.750%, 09/01/2046	170,000	126,858
4.300%, 03/15/2028	1,455,000	1,402,208
Duke Energy Florida LLC 2.400%, 12/15/2031	821,000	675,006

14

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Progress LLC 2.500%, 08/15/2050	$831,000	$510,272
EDP Finance BV 6.300%, 10/11/2027 (D)	683,000	694,564
Entergy Arkansas LLC 2.650%, 06/15/2051	742,000	461,762
Eversource Energy
1.400%, 08/15/2026	467,000	411,410
1.650%, 08/15/2030	944,000	739,720
3.375%, 03/01/2032	209,000	183,100
Florida Power & Light Company 3.950%, 03/01/2048	728,000	610,965
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	490,000	426,872
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	905,000	735,952
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	968,000	912,303
MidAmerican Energy Company 2.700%, 08/01/2052	714,000	466,043
Mississippi Power Company
3.100%, 07/30/2051	988,000	646,432
3.950%, 03/30/2028	987,000	926,567
4.250%, 03/15/2042	379,000	312,946
Northern States Power Company/MN 3.200%, 04/01/2052	557,000	403,418
NSTAR Electric Company
3.100%, 06/01/2051	508,000	354,355
4.550%, 06/01/2052	669,000	611,631
4.950%, 09/15/2052	291,000	283,205
Pacific Gas and Electric Company
2.100%, 08/01/2027	441,000	375,241
3.950%, 12/01/2047	1,238,000	863,306
4.200%, 06/01/2041	478,000	362,912
4.500%, 07/01/2040	283,000	225,722
4.750%, 02/15/2044	277,000	216,644
4.950%, 07/01/2050	1,738,000	1,391,361
Pacificorp 5.350%, 12/01/2053	919,000	924,457
PECO Energy Company 2.850%, 09/15/2051	994,000	663,304
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	803,000	727,411
Public Service Company of Oklahoma 3.150%, 08/15/2051	557,000	374,695
Public Service Electric and Gas Company
1.900%, 08/15/2031	1,105,000	890,268
2.050%, 08/01/2050	229,000	129,312
2.700%, 05/01/2050	450,000	295,760
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	634,000	494,188
2.450%, 11/15/2031	713,000	574,561
Southern California Edison Company 4.125%, 03/01/2048	621,000	496,171
The AES Corp. 1.375%, 01/15/2026	624,000	554,332
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	389,000	376,079
Virginia Electric and Power Company
2.950%, 11/15/2051	824,000	551,141
4.625%, 05/15/2052	619,000	550,591
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Electric Power Company 4.750%, 09/30/2032	$828,000	$820,248
		31,562,180
TOTAL CORPORATE BONDS (Cost $440,906,057)		$401,764,396
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	390,273
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,340,467
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	549,501
Ohio State University 4.800%, 06/01/2111	600,000	510,971
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	908,272
TOTAL MUNICIPAL BONDS (Cost $4,182,685)		$3,699,484
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.3%
Commercial and residential – 4.0%
3650R Commercial Mortgage Trust Series 2021-PF1, Class A5 2.522%, 11/15/2054	816,000	659,113
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(E)	243,509	216,682
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(E)	258,012	228,095
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(E)	882,172	699,037
BANK Series 2022-BNK44, Class A5 5.746%, 10/15/2032 (E)	1,373,000	1,447,005
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	1,437,000	1,294,234
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	375,000	361,656
Series 2022-C18, Class A5, 5.710%, 12/15/2055 (A)(E)	995,000	1,042,097
Benchmark Mortgage Trust Series 2022-B35, Class A5 4.594%, 05/15/2055 (E)	701,000	671,731
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	774,590	712,977
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 4.575%, 09/15/2036 (B)(D)	3,519,000	3,367,940
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 4.564%, 10/15/2038 (B)(D)	1,619,898	1,544,901
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	473,921	452,933
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5 4.743%, 05/15/2054 (E)	1,054,000	1,017,428

15

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(E)	$1,156,637	$938,526
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(E)	1,258,940	1,023,811
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	98,154	96,191
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (E)	45,000	44,575
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	4,514,000	4,457,669
Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (E)	612,000	598,457
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	1,545,080	1,540,386
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	1,279,000	1,231,332
Series 2015-LC19, Class A3, 2.922%, 02/10/2048	2,889,169	2,762,878
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	649,000	613,804
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A2, 3.067%, 06/15/2052	615,000	538,784
Series 2021-C20, Class A3, 2.805%, 03/15/2054	408,000	342,511
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 4.630%, 10/15/2038 (B)(D)	1,387,972	1,326,207
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	718,000	708,586
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	1,530,000	1,492,824
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	665,361	634,993
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	625,000	515,868
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,786,000	1,391,606
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	1,578,671	1,530,195
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	1,232,000	1,217,491
Series 2013-C17, Class A4, 4.199%, 01/15/2047	353,000	345,807
Series 2014-C23, Class A4, 3.670%, 09/15/2047	544,163	524,168
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,354,897	2,231,153
Series 2015-C30, Class A5, 3.822%, 07/15/2048	981,000	934,770
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	1,578,000	1,551,963
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	$346,000	$319,938
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 4.826%, 11/15/2038 (B)(D)	2,236,000	2,135,131
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(E)	519,802	416,425
Morgan Stanley Capital I Trust
Series 2019-L2, Class A3, 3.806%, 03/15/2052	907,000	833,109
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	982,000	780,455
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(E)	402,647	364,372
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 4.794%, 05/25/2055 (B)(D)	3,312,000	3,240,859
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(E)	150,953	144,437
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(E)	629,707	594,610
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(E)	579,021	532,601
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(E)	781,115	718,010
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(E)	1,196,046	954,850
Verus Securitization Trust
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(E)	376,091	362,106
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(E)	619,370	581,187
Series 2020-1, Class A1 (2.417% to 1-25-24, then 3.417% thereafter), 2.417%, 01/25/2060 (D)	152,271	142,998
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(E)	342,737	328,194
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (D)	282,714	256,838
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(E)	991,860	803,779
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(E)	875,646	705,716
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(E)	1,043,571	800,734
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(E)	3,772,968	3,010,446
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(E)	1,591,017	1,331,775
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(E)	1,121,509	940,155
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(E)	844,699	734,165
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(E)	549,440	473,763

16

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	$640,784	$572,243
		64,389,280
U.S. Government Agency – 5.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,734,818	1,590,051
Series 4205, Class PA, 1.750%, 05/15/2043	874,940	747,488
Series 4742, Class PA, 3.000%, 10/15/2047	1,209,330	1,110,449
Series 4880, Class DA, 3.000%, 05/15/2050	1,790,252	1,653,129
Series 5091, Class AB, 1.500%, 03/25/2051	2,598,436	2,157,950
Series 5119, Class AB, 1.500%, 08/25/2049	585,428	479,477
Series 5178, Class TP, 2.500%, 04/25/2049	1,561,723	1,355,824
Series 5182, Class M, 2.500%, 05/25/2049	969,091	864,396
Series 5201, Class CA, 2.500%, 07/25/2048	1,389,937	1,250,506
Series 5202, Class LA, 2.500%, 05/25/2049	1,439,493	1,254,948
Series 5203, Class G, 2.500%, 11/25/2048	643,758	567,515
Series K144, Class A2, 2.450%, 04/25/2032	1,436,000	1,223,718
Series K145, Class A2, 2.580%, 06/25/2055	1,436,000	1,236,609
Series K146, Class A2, 2.920%, 06/25/2054	2,696,000	2,393,553
Series K147, Class A2, 3.000%, 06/25/2032 (E)	2,696,000	2,409,432
Series KG07, Class A2, 3.123%, 08/25/2032 (E)	1,436,000	1,290,579
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	111,824	113,750
Series 2012-151, Class NX, 1.500%, 01/25/2043	827,480	693,342
Series 2013-11, Class AP, 1.500%, 01/25/2043	3,359,365	2,994,685
Series 2013-43, Class BP, 1.750%, 05/25/2043	1,108,637	973,314
Series 2015-84, Class PA, 1.700%, 08/25/2033	3,620,551	3,309,048
Series 2016-48, Class MA, 2.000%, 06/25/2038	3,401,080	3,082,895
Series 2016-57, Class PC, 1.750%, 06/25/2046	6,536,213	5,500,393
Series 2017-13, Class PA, 3.000%, 08/25/2046	836,313	767,439
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	512,725	484,670
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,302,517	1,210,210
Series 2018-8, Class KL, 2.500%, 03/25/2047	869,403	769,043
Series 2019-25, Class PA, 3.000%, 05/25/2048	2,461,985	2,257,104
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-8, Class GA, 3.000%, 03/25/2049	$3,566,745	$3,271,150
Series 2020-45, Class JL, 3.000%, 07/25/2040	2,379,709	2,172,295
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,277,739	1,089,657
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,893,664	3,374,836
Series 2021-27, Class EC, 1.500%, 05/25/2051	4,536,824	3,755,506
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,842,473	1,526,902
Series 2021-78, Class PA, 2.500%, 11/25/2051	1,088,686	957,341
Series 2022-11, Class A, 2.500%, 07/25/2047	2,957,677	2,674,664
Series 2022-28, Class CA, 2.000%, 01/25/2048	1,174,981	1,040,308
Series 2022-M13, Class A2, 2.680%, 06/25/2032	1,165,000	1,000,084
Series 414, Class A35, 3.500%, 10/25/2042	942,892	889,867
Government National Mortgage Association
Series 2012-141, Class WA, 4.526%, 11/16/2041 (E)	284,147	281,708
Series 2017-167, Class BQ, 2.500%, 08/20/2044	837,702	764,864
Series 2019-132, Class NA, 3.500%, 09/20/2049	1,208,713	1,158,891
Series 2019-31, Class JC, 3.500%, 03/20/2049	751,069	715,492
Series 2021-23, Class MG, 1.500%, 02/20/2051	3,654,082	3,034,871
Series 2021-27, Class BD, 5.000%, 02/20/2051	916,871	931,828
Series 2021-27, Class CW, 5.001%, 02/20/2051 (E)	1,341,422	1,344,692
Series 2021-27, Class NT, 5.000%, 02/20/2051	1,082,050	1,066,497
Series 2021-27, Class Q, 5.000%, 02/20/2051	927,913	917,134
Series 2021-8, Class CY, 5.000%, 01/20/2051	974,946	977,225
Series 2022-107, Class C, 2.500%, 06/20/2051	3,989,584	3,403,245
Series 2022-31, Class GH, 2.500%, 12/20/2049	3,122,015	2,787,497
Series 2022-84, Class A, 2.500%, 01/20/2052	1,179,133	1,008,871
		83,886,942
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $163,224,757)		$148,276,222
ASSET BACKED SECURITIES – 10.9%
Ally Auto Receivables Trust
Series 2022-1, Class A3 3.310%, 11/15/2026	1,404,000	1,366,715
Series 2022-2, Class A4 4.870%, 04/17/2028	1,337,000	1,336,447

17

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account Master Trust
Series 2022-3, Class A 3.750%, 08/15/2027	$3,206,000	$3,119,559
Series 2022-4, Class A 4.950%, 10/15/2027	2,136,000	2,146,538
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class A3 2.450%, 11/18/2026	459,000	442,339
Series 2022-2, Class A3 4.380%, 04/18/2028	1,232,000	1,204,850
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	1,054,000	978,394
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	869,000	796,176
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	2,483,000	2,132,029
Series 2022-3A, Class A 4.620%, 02/20/2027 (D)	2,387,000	2,307,699
Series 2022-4A, Class A 4.770%, 02/20/2029 (D)	1,104,000	1,063,761
BA Credit Card Trust
Series 2022-A1, Class A1 3.530%, 11/15/2027	2,338,000	2,265,324
Series 2022-A2, Class A2 5.000%, 04/17/2028	1,829,000	1,831,183
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.390%, 07/15/2030	1,746,000	1,453,926
Series 2022-A2, Class A 3.490%, 05/15/2027	1,749,000	1,690,802
Series 2022-A3, Class A 4.950%, 10/15/2027	1,526,000	1,532,543
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	791,723
Chase Issuance Trust Series 2022-A1, Class A 3.970%, 09/15/2027	557,000	545,224
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 5.666%, 11/26/2046 (B)(D)	510,336	496,480
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	654,316	609,687
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	724,223	649,650
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	892,242	761,064
Discover Card Execution Note Trust Series 2022-A3, Class A3 3.560%, 07/15/2027	5,317,000	5,102,818
Ford Credit Auto Lease Trust
Series 2022-A, Class A3 3.230%, 05/15/2025	2,703,000	2,639,418
Series 2022-A, Class A4 3.370%, 07/15/2025	1,074,000	1,041,987
Ford Credit Auto Owner Trust
Series 2020-2, Class A 1.060%, 04/15/2033 (D)	801,000	711,225
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	3,760,000	3,595,022
Series 2022-A, Class A3 1.290%, 06/15/2026	747,000	711,405
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2022-C, Class A4 4.590%, 12/15/2027	$2,083,000	$2,054,907
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	605,572
GM Financial Automobile Leasing Trust
Series 2022-2, Class A3 3.420%, 06/20/2025	692,000	674,697
Series 2022-2, Class A4 3.540%, 05/20/2026	1,237,000	1,200,657
Series 2022-3, Class A4 4.110%, 08/20/2026	1,705,000	1,669,552
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3 3.100%, 02/16/2027	3,183,000	3,075,083
Series 2022-2, Class A4 3.250%, 04/17/2028	1,698,000	1,625,183
Series 2022-3, Class A4 3.710%, 12/16/2027	1,024,000	984,694
Series 2022-4, Class A3 4.820%, 08/16/2027	1,750,000	1,743,632
Series 2022-4, Class A4 4.880%, 08/16/2028	1,909,000	1,909,272
GM Financial Revolving Receivables Trust Series 2022-1, Class A 5.910%, 10/11/2035 (D)	1,576,000	1,603,237
Hertz Vehicle Financing LLC
Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	1,441,000	1,231,819
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	2,942,000	2,691,127
Series 2022-2A, Class A 2.330%, 06/26/2028 (D)	2,613,000	2,274,866
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	1,680,000	1,588,781
Series 2022-5A, Class A 3.890%, 09/25/2028 (D)	2,644,000	2,443,400
Honda Auto Receivables Owner Trust Series 2022-2, Class A4 3.760%, 12/18/2028	778,000	757,245
Hyundai Auto Lease Securitization Trust Series 2022-C, Class A4 4.480%, 08/17/2026 (D)	1,705,000	1,681,765
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	874,544
Series 2022-A, Class A3 2.220%, 10/15/2026	1,779,000	1,692,126
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	564,365
Series 2022-C, Class A3 5.390%, 06/15/2027	3,397,000	3,421,783
Series 2022-C, Class A4 5.520%, 10/16/2028	1,388,000	1,405,483
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,393,731
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 5.473%, 10/15/2031 (B)(D)	739,000	727,274
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 6.023%, 12/15/2045 (B)(D)	196,105	197,569
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	2,444,249	2,079,847

18

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	$238,171	$236,097
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	802,834	767,408
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	1,507,764	1,428,874
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	2,138,583	1,952,534
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	1,122,331	1,037,475
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	528,711	479,308
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	151,803	134,817
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	54,410	47,882
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	775,437	695,746
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	554,921	473,804
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	461,476	389,497
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	121,999	105,358
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	3,183,916	2,630,315
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,628,901	1,334,376
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	1,136,812	958,674
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	4,030,965	3,506,085
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,310,097	1,228,932
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,837,423	1,589,310
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 4.538%, 10/27/2036 (B)	173,395	167,681
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 4.518%, 01/25/2037 (B)	1,044,159	1,018,753
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 4.468%, 10/25/2033 (B)	3,066,006	2,944,618
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 3.702%, 03/23/2037 (B)	3,286,973	3,169,128
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 3.722%, 12/24/2035 (B)	2,408,818	2,327,071
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 3.782%, 03/22/2032 (B)	409,546	396,639
Nissan Auto Lease Trust Series 2022-A, Class A3 3.810%, 05/15/2025	2,215,000	2,175,354
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	1,469,000	1,443,067
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	1,216,000	1,193,557
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
PenFed Auto Receivables Owner Trust (continued)
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	$598,000	$585,785
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	3,333,000	3,253,837
Series 2022-3, Class A3 3.400%, 12/15/2026	1,251,000	1,224,279
Series 2022-4, Class A3 4.140%, 02/16/2027	1,697,000	1,652,222
Series 2022-5, Class A3 4.110%, 08/17/2026	1,434,000	1,402,055
Series 2022-6, Class A3 4.490%, 11/16/2026	3,031,000	2,983,884
Series 2022-7, Class A3 5.750%, 04/15/2027	1,010,000	1,010,367
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	132,116	124,729
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 5.323%, 02/17/2032 (B)(D)	90,018	89,024
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	631,451	592,545
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	3,739,284	3,554,217
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	1,017,516	896,009
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	1,466,134	1,291,489
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	4,394,900	3,884,882
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	3,524,237	2,958,915
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	927,012	827,601
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 4.675%, 01/15/2053 (B)(D)	2,226,000	2,109,612
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	2,797,629	2,476,207
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	2,056,209	1,836,651
Series 2022-C, Class A1A 4.480%, 05/16/2050 (D)	1,076,716	1,032,902
Series 2022-D, Class A1B (1 month SOFR + 1.800%) 5.018%, 10/15/2058 (B)(D)	1,499,674	1,477,256
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	257,956	246,770
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	241,459	239,468
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	170,910	153,208
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	576,114	457,819
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	1,305,160	1,022,067
Synchrony Card Funding LLC
Series 2022-A1, Class A 3.370%, 04/15/2028	1,944,000	1,872,794
Series 2022-A2, Class A 3.860%, 07/15/2028	2,015,000	1,967,370

19

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	$2,340,000	$2,331,273
Toyota Auto Loan Extended Note Trust Series 2022-1A, Class A 3.820%, 04/25/2035 (D)	1,489,000	1,406,470
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A4 3.110%, 08/16/2027	1,267,000	1,204,034
Series 2022-C, Class A4 3.770%, 02/15/2028	1,299,000	1,259,445
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	767,965
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	977,368	830,551
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	1,023,000	952,360
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	2,260,000	2,183,091
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	2,106,000	2,041,305
World Omni Automobile Lease Securitization Trust
Series 2022-A, Class A3 3.210%, 02/18/2025	1,195,000	1,167,712
Series 2022-A, Class A4 3.340%, 06/15/2027	704,000	685,762
TOTAL ASSET BACKED SECURITIES (Cost $186,192,592)		$175,382,491
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6508% (F)	24,302,587	24,302,587
TOTAL SHORT-TERM INVESTMENTS (Cost $24,302,587)		$24,302,587
Total Investments (Core Bond Fund) (Cost $1,772,032,601) – 103.0%		$1,651,100,676
Other assets and liabilities, net – (3.0%)		(47,535,272)
TOTAL NET ASSETS – 100.0%		$1,603,565,404
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $180,944,027 or 11.3% of the fund's net assets as of 11-30-22.
Core Bond Fund (continued)
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 11-30-22.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 0.3%
Specialty retail – 0.3%
Warby Parker, Inc., Class A (A)	52,812	$899,388
Financials – 0.1%
Capital markets – 0.0%
Health Sciences Acquisitions Corp. 2 (A)	19,166	189,743
Financials – 0.1%
Revolution Healthcare Acquisition Corp., Class A (A)	24,124	242,205
		431,948
Health care – 97.8%
Biotechnology – 26.9%
Aadi Bioscience, Inc. (A)	4,411	59,019
AbbVie, Inc.	33,379	5,380,027
ACADIA Pharmaceuticals, Inc. (A)	27,495	428,372
ADC Therapeutics SA (A)	30,034	109,924
Agios Pharmaceuticals, Inc. (A)	9,345	281,658
Akero Therapeutics, Inc. (A)	11,753	546,515
Alector, Inc. (A)	15,178	128,861
Allakos, Inc. (A)	21,130	174,323
Allogene Therapeutics, Inc. (A)	46,738	460,837
Alnylam Pharmaceuticals, Inc. (A)	29,127	6,425,125
Apellis Pharmaceuticals, Inc. (A)	15,635	780,656
Arcus Biosciences, Inc. (A)	10,575	371,923
Ardelyx, Inc. (A)	59,604	102,519
Argenx SE, ADR (A)	14,311	5,695,349
Ascendis Pharma A/S, ADR (A)	17,568	2,161,918
Avidity Biosciences, Inc. (A)	24,826	288,975
BeiGene, Ltd., ADR (A)	2,941	563,525
Bicycle Therapeutics PLC, ADR (A)	4,833	139,964
Biogen, Inc. (A)	7,800	2,380,326
Biohaven, Ltd. (A)	20,237	320,149
BioMarin Pharmaceutical, Inc. (A)	8,710	879,536
BioNTech SE, ADR	12,674	2,116,811
Blueprint Medicines Corp. (A)	20,934	1,000,436
Burning Rock Biotech, Ltd., ADR (A)	11,762	29,523
C4 Therapeutics, Inc. (A)	15,753	135,003
Celldex Therapeutics, Inc. (A)	14,043	520,855
Centessa Pharmaceuticals PLC, ADR (A)	34,369	137,476
Cerevel Therapeutics Holdings, Inc. (A)	35,004	1,013,716
CRISPR Therapeutics AG (A)	7,107	389,393
Cytokinetics, Inc. (A)	8,863	376,678
Day One Biopharmaceuticals, Inc. (A)	14,310	303,801
Deciphera Pharmaceuticals, Inc. (A)	11,000	175,010
Denali Therapeutics, Inc. (A)	24,916	795,070
Design Therapeutics, Inc. (A)	5,425	75,950
Enanta Pharmaceuticals, Inc. (A)	3,435	150,419
Entrada Therapeutics, Inc. (A)	15,167	227,050
EQRx, Inc. (A)	23,508	88,390
Exact Sciences Corp. (A)	25,011	1,124,244
Exelixis, Inc. (A)	48,106	821,650
Exscientia PLC, ADR (A)	8,984	51,209
Fate Therapeutics, Inc. (A)	22,456	467,534
FibroGen, Inc. (A)	12,925	185,732
F-star Therapeutics, Inc. (A)	1,835	10,349
Galapagos NV, ADR (A)	2,000	79,540

20

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Generation Bio Company (A)	45,593	$243,011
Genmab A/S (A)	6,589	3,053,308
Gossamer Bio, Inc. (A)	16,847	144,210
Ideaya Biosciences, Inc. (A)	3,688	65,941
IGM Biosciences, Inc. (A)	11,067	243,585
Immatics NV (A)	18,386	193,788
Immuneering Corp., Class A (A)	37,514	243,466
Immunocore Holdings PLC, ADR (A)	19,699	1,237,294
Incyte Corp. (A)	17,719	1,411,673
Insmed, Inc. (A)	51,103	944,894
Intellia Therapeutics, Inc. (A)	8,896	457,788
Invivyd, Inc. (A)	23,851	53,903
Ionis Pharmaceuticals, Inc. (A)	28,992	1,182,584
Iovance Biotherapeutics, Inc. (A)	39,305	251,552
IVERIC bio, Inc. (A)	34,139	806,363
Karuna Therapeutics, Inc. (A)	11,692	2,751,245
Keros Therapeutics, Inc. (A)	4,157	207,185
Kodiak Sciences, Inc. (A)	17,745	130,958
Kronos Bio, Inc. (A)	2,694	5,119
Kymera Therapeutics, Inc. (A)	16,497	478,083
Legend Biotech Corp., ADR (A)	11,016	567,434
LianBio, ADR (A)	47,800	75,046
Lyell Immunopharma, Inc. (A)	45,207	190,321
MeiraGTx Holdings PLC (A)	12,164	74,930
Mirati Therapeutics, Inc. (A)	12,388	1,132,015
Moderna, Inc. (A)	25,018	4,400,916
Monte Rosa Therapeutics, Inc. (A)	35,064	297,343
MoonLake Immunotherapeutics (A)	17,736	170,798
Morphic Holding, Inc. (A)	6,757	185,953
Neurocrine Biosciences, Inc. (A)	8,127	1,032,617
Nurix Therapeutics, Inc. (A)	13,902	172,246
Nuvalent, Inc., Class A (A)	5,692	187,153
Prelude Therapeutics, Inc. (A)	5,546	36,992
Prime Medicine, Inc. (A)	14,441	248,241
Progenics Pharmaceuticals, Inc. (A)(B)	33,200	38,210
Prometheus Biosciences, Inc. (A)	3,570	146,763
Prothena Corp. PLC (A)	12,588	786,876
PTC Therapeutics, Inc. (A)	7,083	293,874
RAPT Therapeutics, Inc. (A)	18,326	324,004
Regeneron Pharmaceuticals, Inc. (A)	12,009	9,027,165
REGENXBIO, Inc. (A)	5,547	132,573
Relay Therapeutics, Inc. (A)	25,591	475,481
Replimune Group, Inc. (A)	23,465	480,329
REVOLUTION Medicines, Inc. (A)	22,473	530,138
Rocket Pharmaceuticals, Inc. (A)	14,022	264,735
Sage Therapeutics, Inc. (A)	12,334	506,187
Sana Biotechnology, Inc. (A)	33,016	164,750
Sarepta Therapeutics, Inc. (A)	9,424	1,157,361
Scholar Rock Holding Corp. (A)	43,766	340,062
Seagen, Inc. (A)	7,621	925,113
Senti Biosciences, Inc. (A)	26,772	61,576
SpringWorks Therapeutics, Inc. (A)	3,743	90,506
Stoke Therapeutics, Inc. (A)	11,180	84,297
Tenaya Therapeutics, Inc. (A)	33,831	89,652
Twist Bioscience Corp. (A)	8,301	227,032
Ultragenyx Pharmaceutical, Inc. (A)	23,564	855,373
Vertex Pharmaceuticals, Inc. (A)	24,650	7,799,260
Voyager Therapeutics, Inc. (A)	18,592	110,436
Xencor, Inc. (A)	18,574	552,019
Zai Lab, Ltd., ADR (A)	10,256	395,471
Zentalis Pharmaceuticals, Inc. (A)	15,693	347,129
		87,039,667
Health care equipment and supplies – 14.8%
Alcon, Inc.	9,063	624,981
Align Technology, Inc. (A)	801	157,525
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Becton, Dickinson and Company	19,959	$4,976,577
DexCom, Inc. (A)	23,008	2,675,370
Hologic, Inc. (A)	41,666	3,173,283
Inari Medical, Inc. (A)	8,132	598,353
Insulet Corp. (A)	8,214	2,459,025
Intuitive Surgical, Inc. (A)	40,497	10,949,984
iRhythm Technologies, Inc. (A)	6,388	696,611
Lantheus Holdings, Inc. (A)	5,906	366,644
Medtronic PLC	7,600	600,704
Nevro Corp. (A)	5,273	246,302
Novocure, Ltd. (A)	24,255	1,863,754
Penumbra, Inc. (A)	12,654	2,651,140
PROCEPT BioRobotics Corp. (A)	12,840	550,836
QuidelOrtho Corp. (A)	8,168	715,598
Shockwave Medical, Inc. (A)	13,354	3,386,574
STERIS PLC	5,359	995,381
Stryker Corp.	29,708	6,948,404
Teleflex, Inc.	6,740	1,577,969
The Cooper Companies, Inc.	2,840	898,434
Zimmer Biomet Holdings, Inc.	8,294	996,109
		48,109,558
Health care providers and services – 20.6%
Acadia Healthcare Company, Inc. (A)	2,800	249,368
agilon health, Inc. (A)	12,703	223,065
Alignment Healthcare, Inc. (A)	31,904	424,323
Centene Corp. (A)	72,612	6,320,875
Cigna Corp.	14,033	4,615,313
Elevance Health, Inc.	19,162	10,211,813
Guardant Health, Inc. (A)	19,403	1,015,553
HCA Healthcare, Inc.	11,712	2,813,457
Humana, Inc.	13,913	7,650,759
Molina Healthcare, Inc. (A)	14,369	4,839,048
Oak Street Health, Inc. (A)	13,337	288,346
Option Care Health, Inc. (A)	14,779	444,996
Sema4 Holdings Corp. (A)	32,652	13,524
Surgery Partners, Inc. (A)	10,139	287,035
UnitedHealth Group, Inc.	50,083	27,433,463
		66,830,938
Health care technology – 1.4%
Certara, Inc. (A)	17,368	294,909
Doximity, Inc., Class A (A)	31,846	1,082,446
M3, Inc.	9,000	282,265
Sophia Genetics SA (A)	31,768	73,384
Veeva Systems, Inc., Class A (A)	15,117	2,877,672
		4,610,676
Life sciences tools and services – 16.4%
10X Genomics, Inc., Class A (A)	32,956	1,274,079
Adaptive Biotechnologies Corp. (A)	23,474	206,102
Agilent Technologies, Inc.	41,292	6,399,434
Avantor, Inc. (A)	86,998	1,938,315
Bio-Techne Corp.	10,176	864,858
Bruker Corp.	38,937	2,624,743
Charles River Laboratories International, Inc. (A)	6,218	1,421,248
Danaher Corp.	45,523	12,446,443
Evotec SE (A)	13,450	240,300
Illumina, Inc. (A)	5,719	1,247,200
IQVIA Holdings, Inc. (A)	2,110	460,022
Lonza Group AG	697	366,686
Maravai LifeSciences Holdings, Inc., Class A (A)	6,470	96,274
Mettler-Toledo International, Inc. (A)	997	1,465,151
Olink Holding AB, ADR (A)	43,113	1,027,383
Pacific Biosciences of California, Inc. (A)	56,343	605,687

21

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Quanterix Corp. (A)	8,149	$108,382
Rapid Micro Biosystems, Inc., Class A (A)	18,669	38,271
Repligen Corp. (A)	4,395	786,002
Seer, Inc. (A)	31,895	206,042
Thermo Fisher Scientific, Inc.	29,127	16,317,528
Waters Corp. (A)	2,476	858,182
West Pharmaceutical Services, Inc.	7,879	1,848,886
WuXi Biologics Cayman, Inc. (A)(C)	68,000	445,654
		53,292,872
Pharmaceuticals – 17.7%
Arvinas, Inc. (A)	11,764	482,795
AstraZeneca PLC, ADR	154,170	10,478,935
Bayer AG	7,139	414,325
Catalent, Inc. (A)	20,022	1,003,703
CinCor Pharma, Inc. (A)	13,329	157,282
Daiichi Sankyo Company, Ltd.	96,500	3,196,133
DICE Therapeutics, Inc. (A)	16,049	558,666
Eisai Company, Ltd.	13,000	888,134
Elanco Animal Health, Inc. (A)	19,560	251,737
Eli Lilly & Company	39,211	14,550,418
Johnson & Johnson	10,323	1,837,494
Longboard Pharmaceuticals, Inc. (A)	9,431	50,644
Merck & Company, Inc.	84,281	9,281,024
Nuvation Bio, Inc. (A)	11,900	22,729
Pfizer, Inc.	156,145	7,827,549
Pliant Therapeutics, Inc. (A)	6,834	125,609
Relmada Therapeutics, Inc. (A)	2,900	13,485
Roche Holding AG	7,713	2,519,250
Royalty Pharma PLC, Class A	31,894	1,402,379
Theseus Pharmaceuticals, Inc. (A)	25,222	166,213
Third Harmonic Bio, Inc. (A)	7,369	143,696
Ventyx Biosciences, Inc. (A)	10,051	291,378
Viatris, Inc.	38,121	420,475
Zoetis, Inc.	7,948	1,225,105
		57,309,158
		317,192,869
Industrials – 0.3%
Industrial conglomerates – 0.3%
General Electric Company	11,348	975,588
Information technology – 0.1%
Electronic equipment, instruments and components – 0.1%
Shimadzu Corp.	8,200	252,023
Materials – 0.1%
Chemicals – 0.1%
Ginkgo Bioworks Holdings, Inc. (A)	91,101	181,291
TOTAL COMMON STOCKS (Cost $217,868,671)		$319,933,107
PREFERRED SECURITIES – 0.6%
Health care – 0.6%
Life sciences tools and services – 0.6%
Sartorius AG	5,083	1,910,988
TOTAL PREFERRED SECURITIES (Cost $942,647)		$1,910,988
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	6,524	3,849
Revolution Healthcare Acquisition Corp. (Expiration Date: 12-31-28; Strike Price: $11.50) (A)	4,825	16
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Sema4 Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	7,150	$250
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,900	1,189
TOTAL WARRANTS (Cost $42,446)		$5,304
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6508% (D)	1,184,173	1,184,173
T. Rowe Price Government Reserve Fund, 3.7956% (D)	845,691	845,691
TOTAL SHORT-TERM INVESTMENTS (Cost $2,029,864)		$2,029,864
Total Investments (Health Sciences Fund) (Cost $220,883,628) – 99.9%		$323,879,263
Other assets and liabilities, net – 0.1%		451,060
TOTAL NET ASSETS – 100.0%		$324,330,323
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-22.
High Yield Fund
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 5.250%, (5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$968,484	$322,621
Republic of Argentina
0.500%, (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	716,203	183,687
1.000%, 07/09/2029	54,775	13,876
1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	476,895	111,480
		631,664
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,218,045)		$631,664
CORPORATE BONDS – 83.0%
Communication services – 11.0%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	873,000	931,928
Allen Media LLC 10.500%, 02/15/2028 (A)	1,860,000	789,069
Altice Financing SA 5.750%, 08/15/2029 (A)	1,050,000	858,648
Altice France Holding SA 10.500%, 05/15/2027 (A)	770,000	608,300

22

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Altice France SA 5.125%, 07/15/2029 (A)	$630,000	$496,509
AMC Entertainment Holdings, Inc.
7.500%, 02/15/2029 (A)	930,000	529,942
10.000%, 06/15/2026 (A)	420,000	156,958
CCO Holdings LLC
4.250%, 01/15/2034 (A)	1,440,000	1,121,760
4.500%, 05/01/2032	1,740,000	1,435,961
4.750%, 02/01/2032 (A)	710,000	593,738
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	700,000	519,750
CSC Holdings LLC
4.500%, 11/15/2031 (A)	330,000	251,500
5.000%, 11/15/2031 (A)	430,000	271,637
5.750%, 01/15/2030 (A)	660,000	449,460
6.500%, 02/01/2029 (A)	900,000	820,188
Directv Financing LLC 5.875%, 08/15/2027 (A)	800,000	734,064
DISH DBS Corp.
5.125%, 06/01/2029	1,020,000	671,976
5.750%, 12/01/2028 (A)	1,210,000	981,371
7.750%, 07/01/2026	1,800,000	1,507,680
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	860,000	683,708
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	25,869
5.250%, 08/15/2027 (A)	780,000	694,645
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)	560,000	427,936
4.625%, 06/01/2028 (A)	440,000	393,536
News Corp. 3.875%, 05/15/2029 (A)	400,000	355,500
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	700,000	567,819
Sabre GLBL, Inc. 11.250%, 12/15/2027 (A)	420,000	430,500
Sprint Capital Corp. 8.750%, 03/15/2032	450,000	538,043
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	409,038
UPC Holding BV 5.500%, 01/15/2028 (A)	400,000	356,000
Urban One, Inc. 7.375%, 02/01/2028 (A)	660,000	557,700
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	370,000	305,250
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	550,000	508,123
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	510,000	437,203
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	500,000	415,425
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	430,000	351,112
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)	800,000	675,736
		21,863,582
Consumer discretionary – 16.8%
Academy, Ltd. 6.000%, 11/15/2027 (A)	650,000	615,318
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	609,000	566,370
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029	1,000,000	870,157
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)		$684,486	$763,202
Bath & Body Works, Inc.
5.250%, 02/01/2028		850,000	782,256
6.625%, 10/01/2030 (A)		340,000	318,301
9.375%, 07/01/2025 (A)		370,000	387,943
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044		950,000	146,031
Boyne USA, Inc. 4.750%, 05/15/2029 (A)		680,000	605,146
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)		560,000	469,000
6.250%, 07/01/2025 (A)		500,000	494,151
Carnival Corp. 10.500%, 06/01/2030 (A)		590,000	505,123
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)		620,000	645,544
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)		980,000	707,060
Carriage Services, Inc. 4.250%, 05/15/2029 (A)		920,000	690,460
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)		470,000	330,349
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		550,000	366,007
Empire Communities Corp. 7.000%, 12/15/2025 (A)		900,000	791,490
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)		760,000	671,004
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(B)		2,983,778	298
Foot Locker, Inc. 4.000%, 10/01/2029 (A)		760,000	626,666
Ford Motor Company
3.250%, 02/12/2032		530,000	418,872
6.100%, 08/19/2032		1,370,000	1,314,683
Ford Motor Credit Company LLC
4.000%, 11/13/2030		1,430,000	1,209,566
4.950%, 05/28/2027		430,000	406,939
5.113%, 05/03/2029		1,160,000	1,081,456
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		1,110,000	988,122
Marston's Issuer PLC 5.237%, (SONIA + 2.669%), 07/16/2035 (C)	GBP	380,000	348,083
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$650,000	513,825
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)		2,690,000	2,394,980
7.750%, 02/15/2029 (A)		800,000	640,000
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)		680,000	654,813
PetSmart, Inc. 7.750%, 02/15/2029 (A)		250,000	231,250
Rent-A-Center, Inc. 6.375%, 02/15/2029 (A)(D)		930,000	764,925
Royal Caribbean Cruises, Ltd.
5.500%, 08/31/2026 (A)		840,000	728,700
11.625%, 08/15/2027 (A)		660,000	678,150
Sands China, Ltd. 5.900%, 08/08/2028		200,000	186,500
Sizzling Platter LLC 8.500%, 11/28/2025 (A)		460,000	412,617

23

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	$590,000	$518,704
StoneMor, Inc. 8.500%, 05/15/2029 (A)	1,060,000	861,250
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	380,000	357,450
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	540,000	395,515
7.875%, 05/01/2029 (A)	1,140,000	674,025
TopBuild Corp. 3.625%, 03/15/2029 (A)	400,000	324,424
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	310,000	260,013
7.000%, 02/15/2029 (A)(D)	1,590,000	1,334,408
13.000%, 05/15/2025 (A)	1,000,000	1,062,214
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	700,000	603,316
WW International, Inc. 4.500%, 04/15/2029 (A)	1,000,000	576,880
Wynn Macau, Ltd.
5.125%, 12/15/2029 (A)	300,000	239,250
5.625%, 08/26/2028 (A)	1,690,000	1,399,726
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	440,000	440,933
		33,373,465
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	350,000	341,317
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	700,000	579,250
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	820,000	638,194
		1,558,761
Energy – 12.1%
Apache Corp. 7.750%, 12/15/2029	320,000	328,426
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,320,000	1,249,538
Blue Racer Midstream LLC 6.625%, 07/15/2026 (A)	1,100,000	1,069,750
Cheniere Energy Partners LP 4.000%, 03/01/2031	650,000	567,938
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	90,000	86,845
Chord Energy Corp. 6.375%, 06/01/2026 (A)	900,000	879,750
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	990,000	825,654
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,300,000	1,196,000
Comstock Resources, Inc. 5.875%, 01/15/2030 (A)	500,000	460,675
DCP Midstream Operating LP 6.750%, 09/15/2037 (A)	250,000	256,110
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (A)	180,000	173,309
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	490,000	482,258
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	230,000	197,956
EQM Midstream Partners LP
4.750%, 01/15/2031 (A)	240,000	202,042
5.500%, 07/15/2028	620,000	574,480
6.500%, 07/01/2027 (A)	200,000	194,000
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EQM Midstream Partners LP (continued)
6.500%, 07/15/2048	$1,750,000	$1,355,652
7.500%, 06/01/2030 (A)	360,000	363,145
Hilcorp Energy I LP 6.250%, 04/15/2032 (A)	670,000	614,725
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)	810,000	752,109
MEG Energy Corp.
5.875%, 02/01/2029 (A)	350,000	332,150
7.125%, 02/01/2027 (A)	630,000	640,200
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	750,000	720,938
Neptune Energy Bondco PLC 6.625%, 05/15/2025 (A)	340,000	333,819
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	1,140,000	1,113,085
Occidental Petroleum Corp.
4.100%, 02/15/2047	160,000	124,000
4.400%, 04/15/2046	240,000	189,600
6.600%, 03/15/2046	520,000	530,400
8.875%, 07/15/2030	900,000	1,031,625
Petrobras Global Finance BV
5.750%, 02/01/2029	40,000	38,578
6.850%, 06/05/2115	580,000	479,845
Range Resources Corp.
4.750%, 02/15/2030 (A)	160,000	143,595
8.250%, 01/15/2029	800,000	834,616
ROCC Holdings LLC 9.250%, 08/15/2026 (A)	1,400,000	1,400,679
Southwestern Energy Company 4.750%, 02/01/2032	1,080,000	944,222
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)	430,000	412,704
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	800,000	723,992
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033 (A)	1,210,000	984,026
Western Midstream Operating LP
5.450%, 04/01/2044	860,000	706,610
5.500%, 02/01/2050	720,000	586,800
		24,101,846
Financials – 10.2%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	350,000	284,375
AFC Gamma, Inc. 5.750%, 05/01/2027 (A)	720,000	560,973
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	700,000	557,375
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (E)	400,000	385,000
BNP Paribas SA 7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(E)	820,000	813,850
Bread Financial Holdings, Inc. 4.750%, 12/15/2024 (A)	600,000	521,827
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	700,000	641,425
6.875%, 04/15/2030 (A)	630,000	570,718
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	720,000	388,800

24

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(E)	$400,000	$406,367
Credit Suisse Group AG
6.375%, (6.375% to 8-21-26, then 5 Year CMT + 4.822%), 08/21/2026 (A)(E)	1,350,000	863,730
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (A)	580,000	508,105
9.750%, (9.750% to 6-23-27, then 5 Year CMT + 6.383%), 06/23/2027 (A)(E)	1,030,000	878,178
FirstCash, Inc.
4.625%, 09/01/2028 (A)	930,000	818,357
5.625%, 01/01/2030 (A)	320,000	291,084
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	2,464,665	2,057,908
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	1,177,637	1,095,203
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	640,000	472,042
Jane Street Group 4.500%, 11/15/2029 (A)	440,000	386,289
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	230,000	200,675
4.750%, 06/15/2029 (A)	490,000	400,621
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	430,000	217,150
6.500%, 11/01/2025 (A)	760,000	494,000
Lloyds Banking Group PLC 6.750%, (6.750% to 6-27-26, then 5 Year CMT + 4.815%), 06/27/2026 (E)	610,000	576,420
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	359,514
6.500%, 05/01/2028 (A)	590,000	514,775
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	800,000	804,296
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	860,000	665,249
4.000%, 10/15/2033 (A)	890,000	654,150
Ryan Specialty Group LLC 4.375%, 02/01/2030 (A)	670,000	572,850
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	640,000	648,800
UBS Group AG 7.000%, (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%), 01/31/2024 (A)(E)	1,170,000	1,152,450
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	790,000	623,802
		20,386,358
Health care – 5.5%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	650,000	542,577
5.125%, 03/01/2030 (A)	800,000	679,931
Akumin, Inc. 7.000%, 11/01/2025 (A)	1,000,000	770,150
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	890,000	666,523
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)		$200,000	$83,287
6.125%, 02/01/2027 (A)		460,000	305,900
6.250%, 02/15/2029 (A)		2,081,000	869,505
Cano Health LLC 6.250%, 10/01/2028 (A)		570,000	287,850
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)		420,000	320,292
6.125%, 04/01/2030 (A)		70,000	35,700
6.875%, 04/15/2029 (A)		1,240,000	663,400
Legacy LifePoint Health LLC 6.750%, 04/15/2025 (A)		510,000	467,632
Medline Borrower LP
3.875%, 04/01/2029 (A)		280,000	240,733
5.250%, 10/01/2029 (A)		740,000	603,100
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)		1,870,000	1,407,175
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)		670,000	402,333
Tenet Healthcare Corp. 4.625%, 06/15/2028 (A)		700,000	626,513
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036		400,000	341,464
Teva Pharmaceutical Finance Netherlands III BV 5.125%, 05/09/2029		1,350,000	1,211,294
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)		1,230,000	489,725
			11,015,084
Industrials – 14.0%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)		430,000	413,811
Air Canada 3.875%, 08/15/2026 (A)		580,000	530,701
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)		800,000	673,000
6.625%, 07/15/2026 (A)		970,000	921,500
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		800,000	705,202
American Airlines, Inc. 5.750%, 04/20/2029 (A)		1,240,000	1,154,377
Anagram International, Inc. 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)		91,487	81,195
ATS Corp. 4.125%, 12/15/2028 (A)		460,000	394,316
Bombardier, Inc. 7.875%, 04/15/2027 (A)		620,000	609,919
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		680,000	632,400
CoreCivic, Inc. 8.250%, 04/15/2026		1,550,000	1,583,400
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		670,000	566,150
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		660,000	625,615
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	340,000	224,008
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (A)		$690,000	514,983
GEO Group, Inc. 10.500%, 06/30/2028		360,000	364,644

25

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)	$800,000	$691,832
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)	600,000	568,644
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)	1,000,000	874,885
Madison IAQ LLC
4.125%, 06/30/2028 (A)	140,000	121,071
5.875%, 06/30/2029 (A)	850,000	628,771
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)	522,500	519,882
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	1,120,000	918,400
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	360,000	275,400
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)	470,000	395,872
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	710,000	622,821
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	1,000,000	930,000
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)	700,000	554,316
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	980,000	858,235
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)	1,000,000	890,000
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	532,000	538,412
The ADT Security Corp. 4.125%, 08/01/2029 (A)	70,000	61,097
The GEO Group, Inc. 9.500%, 12/31/2028 (A)	1,500,000	1,420,526
Titan International, Inc. 7.000%, 04/30/2028	520,000	497,401
TransDigm, Inc.
4.625%, 01/15/2029	680,000	598,312
5.500%, 11/15/2027	40,000	37,700
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	236,220	221,404
United Airlines, Inc. 4.625%, 04/15/2029 (A)	1,400,000	1,246,304
United Rentals North America, Inc.
3.875%, 02/15/2031	560,000	481,774
5.250%, 01/15/2030	1,000,000	942,500
6.000%, 12/15/2029 (A)	570,000	572,850
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	1,010,000	868,600
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (A)	880,000	721,600
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	662,088
XPO Escrow Sub LLC 7.500%, 11/15/2027 (A)	200,000	203,000
		27,918,918
Information technology – 4.0%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	379,901
Central Parent, Inc. 7.250%, 06/15/2029 (A)	770,000	743,046
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	320,000	274,000
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
CommScope, Inc.
4.750%, 09/01/2029 (A)	$1,630,000	$1,372,721
8.250%, 03/01/2027 (A)	910,000	781,149
Elastic NV 4.125%, 07/15/2029 (A)	750,000	609,699
Gen Digital, Inc. 7.125%, 09/30/2030 (A)	410,000	413,313
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	830,000	634,701
Open Text Corp. 6.900%, 12/01/2027 (A)	430,000	430,538
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	1,010,000	752,450
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	900,000	616,815
Vericast Corp. 11.000%, 09/15/2026 (A)	860,000	887,950
		7,896,283
Materials – 4.9%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	500,000	370,000
Ardagh Metal Packaging Finance USA LLC
4.000%, 09/01/2029 (A)	1,000,000	800,000
6.000%, 06/15/2027 (A)	380,000	370,960
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)	720,000	544,536
Canpack SA 3.875%, 11/15/2029 (A)	750,000	590,625
Cascades, Inc. 5.375%, 01/15/2028 (A)	600,000	530,160
First Quantum Minerals, Ltd. 6.875%, 03/01/2026 to 10/15/2027 (A)	2,320,000	2,217,109
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,600,000	1,434,496
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (A)	250,000	226,411
6.125%, 04/01/2029 (A)	870,000	778,821
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	576,317
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(B)	1,951,648	6,128
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(B)	1,140,000	11
Olin Corp. 5.000%, 02/01/2030	560,000	508,211
Pactiv LLC 8.375%, 04/15/2027	30,000	27,358
Summit Materials LLC 5.250%, 01/15/2029 (A)	870,000	803,141
		9,784,284
Real estate – 2.6%
Diversified Healthcare Trust
4.375%, 03/01/2031	500,000	348,175
4.750%, 02/15/2028	800,000	547,920
9.750%, 06/15/2025	340,000	327,658
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	640,000	544,000
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	580,000	512,123
5.000%, 03/01/2028 (A)	420,000	358,050
IIP Operating Partnership LP 5.500%, 05/25/2026	1,160,000	1,025,043

26

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	$570,000	$481,644
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	211,500
4.625%, 08/01/2029	250,000	196,620
Service Properties Trust 5.500%, 12/15/2027	640,000	556,800
		5,109,533
Utilities – 1.1%
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	393,366
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	1,310,000	1,172,070
Superior Plus LP 4.500%, 03/15/2029 (A)	340,000	290,343
TransAlta Corp. 7.750%, 11/15/2029	380,000	390,450
		2,246,229
TOTAL CORPORATE BONDS (Cost $198,503,341)		$165,254,343
CONVERTIBLE BONDS – 0.8%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	700,000	453,250
Liberty TripAdvisor Holdings, Inc. 0.500%, 06/30/2051 (A)	110,000	77,055
		530,305
Consumer discretionary – 0.3%
DraftKings Holdings, Inc. 8.735%, 03/15/2028 (F)	770,000	491,260
Liberty Latin America, Ltd. 2.000%, 07/15/2024	90,000	79,706
		570,966
Financials – 0.1%
Blackstone Mortgage Trust, Inc. 5.500%, 03/15/2027	230,000	202,400
Industrials – 0.2%
Spirit Airlines, Inc. 1.000%, 05/15/2026	440,000	361,680
TOTAL CONVERTIBLE BONDS (Cost $2,152,665)		$1,665,351
TERM LOANS (G) – 5.5%
Consumer discretionary – 1.5%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 8.016%, 08/12/2028	300,953	296,815
Equinox Holdings, Inc. , 2020 Term Loan B2 (3 month LIBOR + 9.000%) 12.674%, 03/08/2024	410,550	322,282
First Brands Group LLC, 2021 Term Loan (3 month SOFR + 5.000%) 8.368%, 03/30/2027	364,450	351,086
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 7.821%, 03/06/2028	353,727	339,489
Rent-A-Center, Inc., 2021 First Lien Term Loan B (3 month LIBOR + 3.250%) 7.688%, 02/17/2028	620,550	594,952
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 9.836%, 06/19/2026	726,444	711,915
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 7.571%, 01/31/2028	$354,600	$298,928
		2,915,467
Financials – 0.9%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 7.571%, 02/15/2027	526,500	491,993
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 7.321%, 07/31/2027	788,000	681,423
Asurion LLC, 2022 Term Loan B10 (3 month SOFR + 4.000%) 7.653%, 08/19/2028	470,000	411,053
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 10.821%, 04/07/2028	250,000	240,208
		1,824,677
Health care – 0.7%
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 7.424%, 02/18/2027	566,385	488,224
Eyecare Partners LLC, 2022 Incremental Term Loan (3 month SOFR + 4.500%) 7.621%, 11/15/2028	440,000	391,600
U.S. Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 9.125%, 06/26/2026	803,900	446,671
		1,326,495
Industrials – 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month LIBOR + 3.750%) 7.821%, 05/12/2028	792,000	747,632
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 8.777%, 06/21/2027	456,000	468,540
		1,216,172
Information technology – 1.6%
Dcert Buyer, Inc., 2019 Term Loan B (6 month SOFR + 4.000%) 8.696%, 10/16/2026	689,394	662,066
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (6 month LIBOR + 7.000%) 11.696%, 02/19/2029	880,000	796,954
Global Tel*Link Corp., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%) 8.344%, 11/29/2025	793,137	681,852
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 7.821%, 02/01/2028	435,201	424,321
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 9.108%, 04/27/2028	495,000	336,808
Redstone Holdco 2 LP , 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 12.108%, 04/27/2029	570,000	229,898
		3,131,899
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 4.000% or 12.500% PIK) 5.000%, 12/31/2027 (H)	540,965	441,915
TOTAL TERM LOANS (Cost $12,504,644)		$10,856,625

27

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 7.1%
AIG CLO, Ltd. Series 2018-1A, Class DR (3 month LIBOR + 3.100%) 7.343%, 04/20/2032 (A)(C)	$320,000	$292,175
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 6.764%, 01/17/2032 (A)(C)	440,000	400,085
AMMC CLO, Ltd. Series 2017-20A, Class E (3 month LIBOR + 5.810%) 9.889%, 04/17/2029 (A)(C)	700,000	632,118
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month LIBOR + 3.400%) 7.479%, 04/15/2034 (A)(C)	410,000	382,856
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 11.073%, 04/20/2035 (A)(C)	900,000	791,669
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month LIBOR + 2.900%) 7.143%, 07/20/2029 (A)(C)	250,000	230,553
Series 2020-4A, Class E (3 month LIBOR + 5.680%) 9.923%, 01/20/2032 (A)(C)	350,000	289,958
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month LIBOR + 3.100%) 7.179%, 07/15/2034 (A)(C)	250,000	215,759
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month LIBOR + 6.530%) 10.757%, 04/19/2034 (A)(C)	170,000	149,305
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 12.465%, 08/20/2032 (A)(C)	375,000	314,440
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 11.079%, 04/15/2029 (A)(C)	400,000	340,858
Cathedral Lake VI, Ltd. Series 2021-6A, Class E (3 month LIBOR + 7.210%) 11.568%, 04/25/2034 (A)(C)	125,000	103,365
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 9.479%, 04/17/2030 (A)(C)	750,000	610,352
Dryden CLO, Ltd. Series 2018-70A, Class E (3 month LIBOR + 6.050%) 10.129%, 01/16/2032 (A)(C)	750,000	634,651
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%) 7.706%, 08/15/2031 (A)(C)	250,000	226,894
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 6.579%, 04/15/2031 (A)(C)	530,000	463,928
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 9.029%, 04/15/2031 (A)(C)	750,000	604,383
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 7.774%, 04/17/2034 (A)(C)	$390,000	$352,358
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 9.943%, 01/20/2030 (A)(C)	440,000	375,378
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 11.943%, 01/20/2033 (A)(C)	600,000	560,354
Jay Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 5.200%) 9.443%, 10/20/2027 (A)(C)	450,000	408,979
Madison Park Funding XIII, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 7.077%, 04/19/2030 (A)(C)	1,000,000	936,989
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 10.264%, 04/15/2035 (A)(C)	250,000	206,185
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 7.199%, 07/15/2031 (A)(C)	670,000	553,198
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month LIBOR + 2.850%) 7.044%, 10/18/2029 (A)(C)	250,000	227,258
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 8.125%, 04/22/2030 (A)(C)	250,000	213,226
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 8.015%, 10/30/2030 (A)(C)	1,000,000	876,624
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class C (3 month CME Term SOFR + 5.400%) 9.405%, 04/15/2031 (A)(C)	470,000	453,240
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month LIBOR + 6.250%) 10.493%, 04/20/2034 (A)(C)	200,000	175,554
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 11.493%, 07/20/2034 (A)(C)	390,000	355,009
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 7.099%, 07/15/2030 (A)(C)	500,000	435,592
Symphony CLO XXII, Ltd. Series 2020-22A, Class D (3 month LIBOR + 3.150%) 7.344%, 04/18/2033 (A)(C)	500,000	457,962

28

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month LIBOR + 3.100%) 7.041%, 10/13/2032 (A)(C)	$600,000	$528,333
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 7.409%, 04/17/2030 (A)(C)	500,000	441,743
TOTAL ASSET BACKED SECURITIES (Cost $15,870,266)		$14,241,331
COMMON STOCKS – 0.6%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	11	0
Energy – 0.6%
Berry Corp.	75,327	678,696
Chord Energy Corp.	3,199	487,943
KCAD Holdings I, Ltd. (H)(I)(J)	752,218,031	752
MWO Holdings LLC (H)(I)(J)	1,134	7,053
Permian Production (H)(J)	35,417	21,250
		1,195,694
TOTAL COMMON STOCKS (Cost $8,212,144)		$1,195,694
PREFERRED SECURITIES – 0.8%
Energy – 0.3%
MPLX LP, 8.461% (H)	17,615	578,300
Financials – 0.5%
B. Riley Financial, Inc., 5.000%	18,075	388,974
B. Riley Financial, Inc., 5.250%	13,100	267,371
B. Riley Financial, Inc., 6.000%	11,650	250,009
		906,354
TOTAL PREFERRED SECURITIES (Cost $1,643,113)		$1,484,654
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. (H)(J)	$4,380,000	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
John Hancock Collateral Trust, 3.8739% (K)(L)	101,267	1,012,029
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.6876% (K)	659	659
TOTAL SHORT-TERM INVESTMENTS (Cost $1,012,609)		$1,012,688
Total Investments (High Yield Fund) (Cost $241,116,827) – 98.6%		$196,342,350
Other assets and liabilities, net – 1.4%		2,793,511
TOTAL NET ASSETS – 100.0%		$199,135,861
High Yield Fund (continued)
Currency Abbreviations
CAD	Canadian Dollar
GBP	Pound Sterling
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $146,324,329 or 73.5% of the fund's net assets as of 11-30-22.
(B)	Non-income producing - Issuer is in default.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $989,173.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 11-30-22.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	117	Long	Mar 2023	$12,641,115	$12,702,727	$61,612
						$61,612

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
29

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	673,452	MSCS	1/18/2023	$36,000	—
MXN	1,466,420	USD	71,716	JPM	1/18/2023	3,670	—
USD	146,877	CAD	200,571	MSCS	1/18/2023	—	$(2,344)
USD	255,208	EUR	254,004	MSCS	1/18/2023	—	(10,132)
						$39,670	$(12,476)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	NOVA Chemicals Corp.	441,000	USD	$441,000	5.000%	Quarterly	Jun 2027	$(10,044)	$(10,486)	$(20,530)
Centrally cleared	The Goodyear Tire & Rubber Company	590,000	USD	590,000	5.000%	Quarterly	Jun 2027	(9,727)	(11,502)	(21,229)
Centrally cleared	Xerox Holdings Corp.	237,000	USD	237,000	1.000%	Quarterly	Jun 2027	30,580	(5,784)	24,796
Centrally cleared	Beazer Homes USA, Inc.	590,000	USD	590,000	5.000%	Quarterly	Dec 2027	71,128	(56,442)	14,686
Centrally cleared	KB Home	830,000	USD	830,000	5.000%	Quarterly	Dec 2027	(8,326)	(49,672)	(57,998)
Centrally cleared	Macy's, Inc.	590,000	USD	590,000	1.000%	Quarterly	Dec 2027	119,527	(61,831)	57,696
				$3,278,000				$193,138	$(195,717)	$(2,579)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	1.073%	810,000	USD	$810,000	1.000%	Quarterly	Jun 2026	$(26,466)	$26,149	$(317)
Centrally cleared	Ford Motor Company	3.814%	1,000,000	USD	1,000,000	5.000%	Quarterly	Dec 2026	125,292	(78,340)	46,952
					$1,810,000				$98,826	$(52,191)	$46,635
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.4%
Australia - 5.8%
Ampol, Ltd.	48,981	$954,878
APA Group	243,224	1,855,698
Aristocrat Leisure, Ltd.	125,074	3,005,577
ASX, Ltd.	40,580	1,956,107
Aurizon Holdings, Ltd.	383,999	998,040
Australia & New Zealand Banking Group, Ltd.	618,376	10,441,087
BHP Group, Ltd.	1,049,697	32,598,648
BlueScope Steel, Ltd.	102,620	1,236,869
Brambles, Ltd.	297,188	2,458,290
Cochlear, Ltd.	13,607	2,001,292
Coles Group, Ltd.	275,800	3,185,356
Commonwealth Bank of Australia	354,198	26,103,345
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Computershare, Ltd.	112,773	$2,137,799
CSL, Ltd.	99,939	20,533,281
Dexus	225,120	1,235,928
Domino's Pizza Enterprises, Ltd.	12,443	569,882
Endeavour Group, Ltd.	277,544	1,317,970
Evolution Mining, Ltd.	375,028	698,972
Fortescue Metals Group, Ltd.	350,675	4,667,360
Goodman Group	349,673	4,626,144
IDP Education, Ltd.	43,241	890,261
Insurance Australia Group, Ltd.	521,487	1,698,907
Lendlease Corp., Ltd.	141,805	740,349

30

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Macquarie Group, Ltd.	76,075	$9,355,798
Medibank Private, Ltd.	577,450	1,152,116
Mineral Resources, Ltd.	35,101	2,114,211
Mirvac Group	822,625	1,262,333
MMG, Ltd. (A)	552,000	145,276
National Australia Bank, Ltd.	671,348	14,450,023
Newcrest Mining, Ltd.	183,627	2,500,484
Northern Star Resources, Ltd.	239,111	1,750,707
Orica, Ltd.	85,102	862,558
Origin Energy, Ltd.	362,570	1,950,102
Qantas Airways, Ltd. (A)	192,982	828,785
QBE Insurance Group, Ltd.	314,611	2,763,627
Ramsay Health Care, Ltd.	37,966	1,708,654
REA Group, Ltd.	10,892	928,026
Reece, Ltd.	46,510	491,581
Rio Tinto, Ltd.	77,281	5,769,376
Santos, Ltd.	661,368	3,298,991
Scentre Group	1,080,548	2,203,978
SEEK, Ltd.	69,504	1,066,024
Sonic Healthcare, Ltd.	94,430	2,085,871
South32, Ltd.	965,241	2,680,982
Stockland	496,371	1,295,960
Suncorp Group, Ltd.	267,606	2,177,758
Telstra Corp., Ltd.	854,137	2,317,455
The GPT Group	401,617	1,238,159
The Lottery Corp., Ltd. (A)	462,001	1,459,778
Transurban Group	635,582	6,213,850
Treasury Wine Estates, Ltd.	149,915	1,415,754
Vicinity, Ltd.	805,365	1,121,296
Washington H. Soul Pattinson & Company, Ltd.	44,014	852,019
Wesfarmers, Ltd.	235,064	7,829,991
Westpac Banking Corp.	725,152	11,776,388
WiseTech Global, Ltd.	30,404	1,215,724
Woodside Energy Group, Ltd.	390,391	9,859,126
Woolworths Group, Ltd.	250,732	5,897,936
		239,952,737
Austria - 0.1%
Erste Group Bank AG	77,756	2,434,659
OMV AG	32,842	1,742,988
Verbund AG	15,204	1,376,327
voestalpine AG	26,261	722,346
		6,276,320
Belgium - 0.3%
Ageas SA/NV	15,978	646,982
Anheuser-Busch InBev SA/NV	76,257	4,497,304
D'ieteren Group	2,196	418,234
Elia Group SA/NV	2,684	382,441
Groupe Bruxelles Lambert SA	8,880	716,751
KBC Group NV	21,129	1,170,418
Proximus SADP	12,724	133,104
Sofina SA	1,401	304,962
Solvay SA	6,604	655,086
UCB SA	11,169	901,527
Umicore SA	18,027	650,585
Warehouses De Pauw CVA	12,816	342,447
		10,819,841
Brazil - 1.2%
Ambev SA	905,200	2,776,992
Americanas SA	123,910	252,149
Atacadao SA	94,700	291,435
B3 SA - Brasil Bolsa Balcao	1,179,160	2,892,599
Banco Bradesco SA	281,138	745,461
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Banco BTG Pactual SA	228,300	$1,107,328
Banco do Brasil SA	165,400	1,124,478
Banco Santander Brasil SA	69,500	370,445
BB Seguridade Participacoes SA	137,400	829,269
BRF SA (A)	114,600	208,028
CCR SA	228,900	520,934
Centrais Eletricas Brasileiras SA	196,000	1,794,059
Cia de Saneamento Basico do Estado de Sao Paulo	65,100	756,333
Cia Siderurgica Nacional SA	131,300	367,382
Cosan SA	230,000	799,117
CPFL Energia SA	43,300	291,206
Energisa SA	36,400	303,792
Engie Brasil Energia SA	35,425	269,646
Equatorial Energia SA	192,200	1,020,380
Hapvida Participacoes e Investimentos S/A (B)	886,109	887,928
Hypera SA	79,600	681,670
JBS SA	159,500	677,729
Klabin SA	142,200	539,825
Localiza Rent a Car SA	140,645	1,628,868
Lojas Renner SA	189,242	844,220
Magazine Luiza SA (A)	584,900	384,347
Natura & Company Holding SA	171,500	386,997
Petro Rio SA (A)	131,300	912,131
Petroleo Brasileiro SA	704,200	4,123,953
Raia Drogasil SA	203,800	905,237
Rede D'Or Sao Luiz SA (B)	76,500	457,878
Rumo SA	246,100	922,872
Suzano SA	142,127	1,455,683
Telefonica Brasil SA	96,300	706,103
TIM SA	164,500	412,094
TOTVS SA	100,000	594,679
Ultrapar Participacoes SA	137,500	376,251
Vale SA	763,338	12,607,687
Vibra Energia SA	222,400	708,426
WEG SA	319,940	2,404,475
		49,340,086
Canada - 9.9%
Agnico Eagle Mines, Ltd.	104,208	5,248,554
Air Canada (A)	43,826	628,483
Algonquin Power & Utilities Corp.	160,742	1,214,094
Alimentation Couche-Tard, Inc.	193,265	8,804,430
AltaGas, Ltd.	65,143	1,093,021
ARC Resources, Ltd.	157,119	2,333,745
Atco, Ltd., Class I	1,268	40,600
Bank of Montreal	148,803	14,533,500
Barrick Gold Corp.	405,996	6,624,995
BCE, Inc.	20,413	972,127
BlackBerry, Ltd. (A)	125,327	607,465
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (A)	1,027	48,458
Brookfield Asset Management, Inc., Class A	323,072	15,231,927
BRP, Inc.	8,966	670,942
CAE, Inc. (A)	73,563	1,590,862
Cameco Corp.	90,893	2,214,298
Canadian Apartment Properties REIT	22,029	715,658
Canadian Imperial Bank of Commerce	207,430	9,990,997
Canadian National Railway Company	135,489	17,394,042
Canadian Natural Resources, Ltd.	268,136	16,008,625
Canadian Pacific Railway, Ltd.	211,802	17,340,634
Canadian Tire Corp., Ltd., Class A	13,430	1,520,965

31

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Utilities, Ltd., Class A	31,761	$868,667
CCL Industries, Inc., Class B	35,906	1,706,746
Cenovus Energy, Inc.	318,419	6,332,162
CGI, Inc. (A)	50,629	4,420,228
CI Financial Corp.	3,481	36,825
Constellation Software, Inc.	4,652	7,499,502
Dollarama, Inc.	65,031	3,980,227
Emera, Inc.	61,548	2,396,215
Empire Company, Ltd., Class A	39,394	1,072,744
Enbridge, Inc.	463,648	19,147,044
Fairfax Financial Holdings, Ltd.	5,856	3,359,881
First Capital Real Estate Investment Trust	2,485	31,683
First Quantum Minerals, Ltd.	135,297	3,216,592
FirstService Corp.	9,268	1,200,709
Fortis, Inc.	109,946	4,425,140
Franco-Nevada Corp.	43,652	6,376,375
George Weston, Ltd.	17,169	2,150,034
GFL Environmental, Inc.	41,694	1,208,836
Gildan Activewear, Inc.	45,993	1,331,768
Great-West Lifeco, Inc.	74,752	1,782,734
Hydro One, Ltd. (B)	78,261	2,188,736
iA Financial Corp., Inc.	27,703	1,562,934
IGM Financial, Inc.	25,078	727,647
Imperial Oil, Ltd.	54,086	3,077,130
Intact Financial Corp.	40,914	6,121,512
Ivanhoe Mines, Ltd., Class A (A)	139,591	1,249,434
Keyera Corp.	51,661	1,203,625
Kinross Gold Corp.	290,537	1,200,896
Lightspeed Commerce, Inc. (A)	30,996	508,554
Loblaw Companies, Ltd.	38,647	3,487,898
Lundin Mining Corp.	155,917	959,739
Magna International, Inc.	65,919	4,059,079
Metro, Inc.	56,221	3,233,287
National Bank of Canada	78,447	5,594,484
Northland Power, Inc.	52,941	1,499,500
Nutrien, Ltd.	125,622	10,096,268
Nuvei Corp. (A)(B)	15,590	480,513
Onex Corp.	19,441	1,024,549
Open Text Corp.	64,103	1,882,369
Pan American Silver Corp.	48,975	804,266
Parkland Corp.	36,177	770,793
Pembina Pipeline Corp.	126,630	4,623,127
Power Corp. of Canada	136,146	3,425,031
Quebecor, Inc., Class B	38,589	831,651
Restaurant Brands International, Inc.	68,241	4,531,813
RioCan Real Estate Investment Trust	41,475	651,809
Ritchie Brothers Auctioneers, Inc.	25,366	1,390,732
Rogers Communications, Inc., Class B	82,731	3,805,817
Royal Bank of Canada	323,753	32,198,399
Saputo, Inc.	58,254	1,446,444
Shaw Communications, Inc., Class B	110,149	3,006,036
Shopify, Inc., Class A (A)	259,230	10,649,407
SmartCentres Real Estate Investment Trust	2,374	48,534
Sun Life Financial, Inc.	140,845	6,673,947
Suncor Energy, Inc.	326,619	10,739,589
TC Energy Corp.	224,253	9,936,051
Teck Resources, Ltd., Class B	108,775	4,031,908
TELUS Corp.	109,403	2,329,333
TFI International, Inc.	19,135	2,076,876
The Bank of Nova Scotia	278,180	14,513,379
The Toronto-Dominion Bank	415,258	27,638,590
Thomson Reuters Corp.	39,509	4,652,143
TMX Group, Ltd.	13,451	1,410,348
Toromont Industries, Ltd.	19,369	1,474,184
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Tourmaline Oil Corp.	71,496	$4,351,468
West Fraser Timber Company, Ltd.	14,213	1,111,766
Wheaton Precious Metals Corp.	103,452	4,037,639
WSP Global, Inc.	27,068	3,246,792
		413,938,560
Chile - 0.1%
Antofagasta PLC	97,042	1,679,082
Banco de Chile	8,841,267	836,233
Banco de Credito e Inversiones SA	11,510	311,561
Banco Santander Chile	12,342,817	480,573
Cencosud SA	277,395	413,585
Cia Cervecerias Unidas SA	24,812	150,680
Cia Sud Americana de Vapores SA	3,024,911	246,732
Empresas CMPC SA	222,587	368,919
Empresas COPEC SA	75,737	529,216
Enel Americas SA	4,149,521	550,712
Enel Chile SA	5,415,264	246,298
Falabella SA	148,713	266,030
		6,079,621
China - 8.3%
360 DigiTech, Inc., ADR	17,000	266,730
360 Security Technology, Inc., Class A	72,600	70,459
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	25,500	64,080
3SBio, Inc. (B)	284,900	302,225
AAC Technologies Holdings, Inc. (A)	137,200	320,822
Advanced Micro-Fabrication Equipment, Inc., Class A (A)	6,896	96,465
AECC Aero-Engine Control Company, Ltd., Class A	15,100	57,522
AECC Aviation Power Company, Ltd., Class A	30,800	197,462
Agricultural Bank of China, Ltd., Class A	1,014,400	409,455
Agricultural Bank of China, Ltd., H Shares	5,684,600	1,900,225
Aier Eye Hospital Group Company, Ltd., Class A	80,063	306,934
Air China, Ltd., Class A (A)	78,100	115,093
Air China, Ltd., H Shares (A)	328,266	264,216
Airtac International Group	16,000	496,282
Alibaba Group Holding, Ltd. (A)	2,900,700	31,568,790
A-Living Smart City Services Company, Ltd. (B)	121,500	142,706
Aluminum Corp. of China, Ltd., A Shares	138,500	87,473
Aluminum Corp. of China, Ltd., H Shares	759,480	324,805
Amlogic Shanghai Company, Ltd., Class A (A)	4,366	46,445
Angel Yeast Company, Ltd., Class A	9,400	57,656
Anhui Conch Cement Company, Ltd., Class A	48,000	192,950
Anhui Conch Cement Company, Ltd., H Shares	236,710	862,179
Anhui Gujing Distillery Company, Ltd., B Shares	19,000	278,131
Anhui Gujing Distillery Company, Ltd., Class A	4,900	164,752
Anhui Honglu Steel Construction Group Company, Ltd., Class A	5,840	27,651
Anhui Kouzi Distillery Company, Ltd., Class A	7,000	46,344
Anhui Yingjia Distillery Company, Ltd., Class A	7,500	50,504

32

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Anjoy Foods Group Company, Ltd., Class A	3,300	$73,269
ANTA Sports Products, Ltd.	231,300	2,749,058
Apeloa Pharmaceutical Company, Ltd., Class A	12,700	36,910
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	7,000	27,869
Asymchem Laboratories Tianjin Company, Ltd., Class A	3,940	75,438
Autohome, Inc., ADR	14,500	433,550
Avary Holding Shenzhen Company, Ltd., Class A	22,400	91,751
AVIC Electromechanical Systems Company, Ltd., Class A	45,400	70,892
AVIC Industry-Finance Holdings Company, Ltd., Class A	111,500	53,438
AviChina Industry & Technology Company, Ltd., H Shares	482,300	227,648
AVICOPTER PLC, Class A	7,400	49,947
Baidu, Inc., Class A (A)	426,750	5,759,258
Bank of Beijing Company, Ltd., Class A	269,000	161,915
Bank of Changsha Company, Ltd., Class A	53,200	51,688
Bank of Chengdu Company, Ltd., Class A	43,600	94,237
Bank of China, Ltd., Class A	391,200	172,788
Bank of China, Ltd., H Shares	15,305,722	5,424,333
Bank of Communications Company, Ltd., Class A	510,700	338,017
Bank of Communications Company, Ltd., H Shares	1,643,876	931,423
Bank of Hangzhou Company, Ltd., Class A	67,800	126,130
Bank of Jiangsu Company, Ltd., Class A	178,400	186,046
Bank of Nanjing Company, Ltd., Class A	119,300	173,428
Bank of Ningbo Company, Ltd., Class A	75,100	340,274
Bank of Shanghai Company, Ltd., Class A	173,000	144,911
Baoshan Iron & Steel Company, Ltd., Class A	258,100	204,624
BBMG Corp., Class A	79,700	29,880
BeiGene, Ltd., ADR (A)	8,922	1,709,544
Beijing Capital International Airport Company, Ltd., H Shares (A)	339,111	220,001
Beijing Dabeinong Technology Group Company, Ltd., Class A (A)	47,700	62,373
Beijing Easpring Material Technology Company, Ltd., Class A	5,700	49,491
Beijing Enlight Media Company, Ltd., Class A	32,500	37,909
Beijing Kingsoft Office Software, Inc., Class A	5,116	183,937
Beijing New Building Materials PLC, Class A	19,400	72,034
Beijing Originwater Technology Company, Ltd., Class A	28,200	20,265
Beijing Roborock Technology Company, Ltd., Class A	984	35,858
Beijing Shiji Information Technology Company, Ltd., Class A	17,900	37,305
Beijing Shunxin Agriculture Company, Ltd., Class A	9,200	37,773
Beijing Sinnet Technology Company, Ltd., Class A	20,000	24,622
Beijing Tiantan Biological Products Corp., Ltd., Class A	17,580	54,918
Beijing United Information Technology Company, Ltd., Class A	5,130	74,419
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	6,335	$145,127
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	2,200	32,005
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	450,300	312,521
Betta Pharmaceuticals Company, Ltd., Class A	4,500	32,129
BGI Genomics Company, Ltd., Class A	4,500	38,211
Bilibili, Inc., Class Z (A)	34,860	602,059
Bloomage Biotechnology Corp., Ltd., Class A	3,537	54,150
BOC International China Company, Ltd., Class A	34,500	54,546
BOE Technology Group Company, Ltd., Class A	433,800	219,068
BTG Hotels Group Company, Ltd., Class A	13,600	46,699
BYD Company, Ltd., Class A	20,800	778,349
BYD Company, Ltd., H Shares	157,194	4,002,126
BYD Electronic International Company, Ltd.	128,700	429,045
By-health Company, Ltd., Class A	18,700	52,423
Caitong Securities Company, Ltd., Class A	66,600	71,067
CanSino Biologics, Inc., Class A	1,316	41,494
CanSino Biologics, Inc., H Shares (B)	17,800	228,676
CECEP Solar Energy Company, Ltd., Class A	33,800	35,663
CECEP Wind-Power Corp., Class A	52,800	30,127
CGN Power Company, Ltd., H Shares (B)	2,024,000	492,530
Chacha Food Company, Ltd., Class A	5,800	38,047
Changchun High & New Technology Industry Group, Inc., Class A	4,600	109,470
Changjiang Securities Company, Ltd., Class A	84,300	66,683
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	3,100	57,608
Chaozhou Three-Circle Group Company, Ltd., Class A	21,700	92,331
Chengtun Mining Group Company, Ltd., Class A	26,800	23,016
Chengxin Lithium Group Company, Ltd., Class A	9,600	57,817
Chifeng Jilong Gold Mining Company, Ltd., Class A (A)	14,300	39,895
China Baoan Group Company, Ltd., Class A	29,200	54,135
China Cinda Asset Management Company, Ltd., H Shares	1,879,300	247,235
China CITIC Bank Corp., Ltd., H Shares	1,720,400	764,998
China Coal Energy Company, Ltd., H Shares	388,000	360,757
China Communications Services Corp., Ltd., H Shares	478,400	164,920
China Conch Venture Holdings, Ltd.	320,200	732,761
China Construction Bank Corp., Class A	153,500	120,364
China Construction Bank Corp., H Shares	18,418,796	11,147,056
China CSSC Holdings, Ltd., Class A	51,600	182,210
China Eastern Airlines Corp., Ltd., Class A (A)	83,800	63,086
China Energy Engineering Corp., Ltd., Class A	375,900	129,568
China Everbright Bank Company, Ltd., Class A	541,700	227,201

33

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Everbright Bank Company, Ltd., H Shares	613,595	$182,931
China Evergrande Group (A)	667,935	57,442
China Feihe, Ltd. (B)	680,000	556,108
China Galaxy Securities Company, Ltd., Class A	56,800	79,206
China Galaxy Securities Company, Ltd., H Shares	722,600	359,918
China Great Wall Securities Company, Ltd., Class A	38,700	47,687
China Greatwall Technology Group Company, Ltd., Class A	33,900	57,199
China Hongqiao Group, Ltd.	435,800	411,859
China Huishan Dairy Holdings Company, Ltd. (A)(C)	175,000	0
China International Capital Corp., Ltd., Class A	13,300	72,015
China International Capital Corp., Ltd., H Shares (B)	299,800	565,501
China Jushi Company, Ltd., Class A	46,600	94,238
China Lesso Group Holdings, Ltd.	201,000	246,417
China Life Insurance Company, Ltd., Class A	31,700	161,266
China Life Insurance Company, Ltd., H Shares	1,464,276	2,244,667
China Literature, Ltd. (A)(B)	76,200	278,210
China Longyuan Power Group Corp., Ltd., H Shares	637,000	785,617
China Medical System Holdings, Ltd.	257,800	377,584
China Meheco Company, Ltd., Class A	18,560	43,828
China Meidong Auto Holdings, Ltd.	106,000	201,755
China Merchants Bank Company, Ltd., Class A	238,900	1,177,448
China Merchants Bank Company, Ltd., H Shares	744,874	3,783,252
China Merchants Securities Company, Ltd., Class A	93,400	177,324
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	92,700	199,720
China Minsheng Banking Corp., Ltd., Class A	408,100	201,507
China Minsheng Banking Corp., Ltd., H Shares	1,188,220	410,790
China National Building Material Company, Ltd., H Shares	744,600	663,917
China National Chemical Engineering Company, Ltd., Class A	72,800	86,159
China National Nuclear Power Company, Ltd., Class A	206,600	181,457
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	40,500	149,390
China Oilfield Services, Ltd., H Shares	344,000	434,875
China Pacific Insurance Group Company, Ltd., Class A	86,600	297,062
China Pacific Insurance Group Company, Ltd., H Shares	520,979	1,186,539
China Petroleum & Chemical Corp., Class A	363,000	230,675
China Petroleum & Chemical Corp., H Shares	4,915,439	2,320,551
China Railway Group, Ltd., Class A	243,200	201,079
China Railway Group, Ltd., H Shares	814,800	459,913
China Railway Signal & Communication Corp., Ltd., Class A	58,844	38,888
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	10,700	$49,535
China Resources Microelectronics, Ltd., Class A	11,988	89,994
China Resources Mixc Lifestyle Services, Ltd. (B)	129,200	616,883
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	11,800	98,264
China Shenhua Energy Company, Ltd., Class A	75,700	326,222
China Shenhua Energy Company, Ltd., H Shares	646,900	2,005,037
China Southern Airlines Company, Ltd., Class A (A)	126,600	132,636
China Southern Airlines Company, Ltd., H Shares (A)	337,700	201,672
China State Construction Engineering Corp., Ltd., Class A	508,100	420,691
China Suntien Green Energy Corp., Ltd., H Shares	325,000	135,532
China Three Gorges Renewables Group Company, Ltd., Class A	325,300	265,427
China Tourism Group Duty Free Corp., Ltd., Class A	22,400	628,616
China Tower Corp., Ltd., H Shares (B)	8,480,400	917,178
China United Network Communications, Ltd., Class A	354,000	219,331
China Vanke Company, Ltd., Class A	117,100	308,867
China Vanke Company, Ltd., H Shares	323,700	671,863
China Yangtze Power Company, Ltd., Class A	260,000	773,836
China Zhenhua Group Science & Technology Company, Ltd., Class A	5,600	90,164
China Zheshang Bank Company, Ltd., Class A (A)	207,300	85,856
Chinasoft International, Ltd. (A)	528,000	456,207
Chongqing Brewery Company, Ltd., Class A	5,400	84,059
Chongqing Changan Automobile Company, Ltd., Class A	94,210	179,870
Chongqing Fuling Zhacai Group Company, Ltd., Class A	10,800	38,525
Chongqing Rural Commercial Bank Company, Ltd., Class A	147,400	74,917
Chongqing Zhifei Biological Products Company, Ltd., Class A	18,200	232,746
CIFI Ever Sunshine Services Group, Ltd.	142,000	83,403
CIFI Holdings Group Company, Ltd.	789,848	122,165
CITIC Securities Company, Ltd., Class A	150,000	419,300
CITIC Securities Company, Ltd., H Shares	405,300	816,168
CITIC, Ltd.	1,128,933	1,157,347
CMOC Group, Ltd., Class A	201,000	132,085
CMOC Group, Ltd., H Shares	667,600	312,758
CNGR Advanced Material Company, Ltd., Class A	4,600	49,254
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	34,355	33,800
Contemporary Amperex Technology Company, Ltd., Class A	26,700	1,462,713
COSCO SHIPPING Development Company, Ltd., Class A	116,500	42,960
COSCO SHIPPING Energy Transportation Company, Ltd., Class A (A)	37,200	80,383

34

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
COSCO SHIPPING Holdings Company, Ltd., Class A	146,000	$260,788
COSCO SHIPPING Holdings Company, Ltd., H Shares	610,389	667,580
Country Garden Holdings Company, Ltd.	1,567,467	613,040
Country Garden Services Holdings Company, Ltd.	384,400	961,181
CRRC Corp., Ltd., Class A	275,200	207,382
CRRC Corp., Ltd., H Shares	869,000	358,184
CSC Financial Company, Ltd., Class A	52,100	180,480
CSPC Pharmaceutical Group, Ltd.	1,713,888	2,208,030
Daan Gene Company, Ltd., Class A	16,700	42,203
Dali Foods Group Company, Ltd. (B)	370,800	175,407
Daqin Railway Company, Ltd., Class A	190,300	182,928
Daqo New Energy Corp., ADR (A)	11,300	643,083
DaShenLin Pharmaceutical Group Company, Ltd., Class A	10,320	61,426
DHC Software Company, Ltd., Class A	28,500	23,919
Do-Fluoride New Materials Company, Ltd., Class A	8,400	45,319
Dong-E-E-Jiao Company, Ltd., Class A	7,700	42,132
Dongfang Electric Corp., Ltd., Class A	32,000	109,168
Dongfeng Motor Group Company, Ltd., H Shares	562,980	317,159
Dongxing Securities Company, Ltd., Class A	59,300	68,951
Dongyue Group, Ltd.	282,000	315,734
East Money Information Company, Ltd., Class A	153,180	402,975
Ecovacs Robotics Company, Ltd., Class A	5,100	51,719
ENN Energy Holdings, Ltd.	150,900	2,138,413
ENN Natural Gas Company, Ltd., Class A	27,300	71,223
Eve Energy Company, Ltd., Class A	21,700	257,167
Everbright Securities Company, Ltd., Class A	46,800	106,403
Fangda Carbon New Material Company, Ltd., Class A (A)	42,700	38,755
FAW Jiefang Group Company, Ltd., Class A	28,300	32,215
Fiberhome Telecommunication Technologies Company, Ltd., Class A	10,700	20,615
First Capital Securities Company, Ltd., Class A	58,300	49,225
Flat Glass Group Company, Ltd., Class A	18,800	93,338
Flat Glass Group Company, Ltd., H Shares	82,000	215,082
Focus Media Information Technology Company, Ltd., Class A	165,400	140,312
Foshan Haitian Flavouring & Food Company, Ltd., Class A	44,070	435,200
Fosun International, Ltd.	482,500	368,856
Founder Securities Company, Ltd., Class A	102,300	97,568
Foxconn Industrial Internet Company, Ltd., Class A	118,000	151,955
Fujian Sunner Development Company, Ltd., Class A	14,000	49,449
Fuyao Glass Industry Group Company, Ltd., Class A	23,100	120,809
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	114,000	505,487
Ganfeng Lithium Group Company, Ltd., Class A	18,360	211,971
Ganfeng Lithium Group Company, Ltd., H Shares (B)	69,040	610,934
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
G-bits Network Technology Xiamen Company, Ltd., Class A	700	$32,157
GCL System Integration Technology Company, Ltd., Class A (A)	59,500	27,151
GD Power Development Company, Ltd., Class A (A)	195,800	124,739
GDS Holdings, Ltd., Class A (A)	164,500	315,466
GEM Company, Ltd., Class A	52,700	60,746
Gemdale Corp., Class A	56,300	92,292
Genscript Biotech Corp. (A)	219,400	568,268
GF Securities Company, Ltd., Class A	71,500	162,112
GF Securities Company, Ltd., H Shares	222,800	325,052
Giant Network Group Company, Ltd., Class A	23,600	27,031
GigaDevice Semiconductor, Inc., Class A	7,400	105,487
Ginlong Technologies Company, Ltd., Class A (A)	4,200	118,051
GoerTek, Inc., Class A	39,100	100,360
Gotion High-tech Company, Ltd., Class A	18,900	85,843
Great Wall Motor Company, Ltd., Class A	24,800	112,605
Great Wall Motor Company, Ltd., H Shares	593,650	881,580
Gree Electric Appliances, Inc. of Zhuhai, Class A	37,600	170,863
Greentown China Holdings, Ltd.	166,000	285,315
Greentown Service Group Company, Ltd.	273,000	188,545
GRG Banking Equipment Company, Ltd., Class A	23,100	32,793
Guangdong Haid Group Company, Ltd., Class A	18,800	149,199
Guangdong Kinlong Hardware Products Company, Ltd., Class A	3,400	49,946
Guanghui Energy Company, Ltd., Class A	77,300	116,189
Guangzhou Automobile Group Company, Ltd., Class A	54,300	94,779
Guangzhou Automobile Group Company, Ltd., H Shares	570,426	412,480
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	17,700	73,046
Guangzhou Haige Communications Group, Inc. Company, Class A	27,200	33,167
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	5,100	49,057
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	7,100	61,391
Guangzhou Tinci Materials Technology Company, Ltd., Class A	21,700	138,894
Guangzhou Yuexiu Financial Holdings Group Company, Ltd., Class A	49,545	44,797
Guolian Securities Company, Ltd., Class A	29,000	45,040
Guosen Securities Company, Ltd., Class A	88,400	113,566
Guotai Junan Securities Company, Ltd., Class A	103,400	203,437
Guoyuan Securities Company, Ltd., Class A	65,400	64,272
H World Group, Ltd., ADR	37,200	1,424,016
Haidilao International Holding, Ltd. (A)(B)	211,000	528,978
Haier Smart Home Company, Ltd., Class A	73,300	254,386
Haier Smart Home Company, Ltd., H Shares	437,040	1,454,538
Haitian International Holdings, Ltd.	120,600	314,380
Haitong Securities Company, Ltd., Class A	125,900	158,240
Haitong Securities Company, Ltd., H Shares	578,000	357,570

35

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hangzhou First Applied Material Company, Ltd., Class A	15,020	$126,979
Hangzhou Lion Electronics Company, Ltd., Class A	7,500	49,231
Hangzhou Oxygen Plant Group Company, Ltd., Class A	10,800	62,891
Hangzhou Robam Appliances Company, Ltd., Class A	11,200	41,200
Hangzhou Silan Microelectronics Company, Ltd., Class A	15,400	79,681
Hangzhou Tigermed Consulting Company, Ltd., A Shares	4,400	55,413
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	23,600	225,982
Hansoh Pharmaceutical Group Company, Ltd. (B)	224,000	425,239
Heilongjiang Agriculture Company, Ltd., Class A	19,700	40,513
Henan Shenhuo Coal & Power Company, Ltd., Class A	25,600	61,128
Henan Shuanghui Investment & Development Company, Ltd., Class A	40,100	142,617
Hengan International Group Company, Ltd.	122,200	563,274
Hengli Petrochemical Company, Ltd., Class A	67,600	159,862
Hengtong Optic-electric Company, Ltd., Class A	29,100	67,324
Hengyi Petrochemical Company, Ltd., Class A	41,700	42,155
Hesteel Company, Ltd., Class A	121,800	41,942
Hithink RoyalFlush Information Network Company, Ltd., Class A	6,600	94,138
Hongfa Technology Company, Ltd., Class A	11,820	57,698
Hoshine Silicon Industry Company, Ltd., Class A	5,500	69,665
Hua Hong Semiconductor, Ltd. (A)(B)	111,100	391,906
Huadian Power International Corp., Ltd., Class A	87,900	72,929
Huadong Medicine Company, Ltd., Class A	20,200	117,244
Huafon Chemical Company, Ltd., Class A	56,700	57,967
Huagong Tech Company, Ltd., Class A	10,700	26,215
Huaibei Mining Holdings Company, Ltd., Class A	26,600	53,970
Hualan Biological Engineering, Inc., Class A	21,400	61,762
Huaneng Power International, Inc., Class A (A)	106,600	116,452
Huaneng Power International, Inc., H Shares (A)	755,564	351,326
Huatai Securities Company, Ltd., Class A	96,300	177,362
Huatai Securities Company, Ltd., H Shares (B)	301,000	349,771
Huaxi Securities Company, Ltd., Class A	42,100	50,701
Huaxia Bank Company, Ltd., Class A	162,100	119,265
Huaxin Cement Company, Ltd., Class A	16,000	34,954
Huayu Automotive Systems Company, Ltd., Class A	38,100	99,297
Hubei Xingfa Chemicals Group Company, Ltd., Class A	12,800	55,402
Huizhou Desay Sv Automotive Company, Ltd., Class A	6,200	96,891
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Humanwell Healthcare Group Company, Ltd., Class A	19,300	$60,989
Hunan Valin Steel Company, Ltd., Class A	85,000	57,697
Hundsun Technologies, Inc., Class A	20,800	117,364
Hygeia Healthcare Holdings Company, Ltd. (A)(B)	64,800	415,319
Iflytek Company, Ltd., Class A	25,700	117,133
Imeik Technology Development Company, Ltd., Class A	2,100	142,537
Industrial & Commercial Bank of China, Ltd., Class A	738,200	444,971
Industrial & Commercial Bank of China, Ltd., H Shares	10,812,423	5,419,175
Industrial Bank Company, Ltd., Class A	240,500	599,533
Industrial Securities Company, Ltd., Class A	87,400	74,862
Ingenic Semiconductor Company, Ltd., Class A	5,300	59,406
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	515,600	144,466
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	21,600	41,066
Inner Mongolia ERDOS Resources Company, Ltd., Class A	13,400	30,525
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	99,400	58,736
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	74,400	301,271
Inner Mongolia Yitai Coal Company, Ltd., Class B	205,373	304,763
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	44,000	50,581
Innovent Biologics, Inc. (A)(B)	195,500	789,492
Inspur Electronic Information Industry Company, Ltd., Class A	16,400	51,556
Intco Medical Technology Company, Ltd., Class A	7,660	26,626
iQIYI, Inc., ADR (A)	65,100	193,347
JA Solar Technology Company, Ltd., Class A	25,420	210,121
Jafron Biomedical Company, Ltd., Class A	8,000	35,811
Jason Furniture Hangzhou Company, Ltd., Class A	8,830	44,612
JCET Group Company, Ltd., Class A	18,400	65,041
JD Health International, Inc. (A)(B)	212,900	1,912,822
JD.com, Inc., Class A	382,937	10,931,998
Jiangsu Eastern Shenghong Company, Ltd., Class A	44,200	82,994
Jiangsu Expressway Company, Ltd., H Shares	230,955	208,062
Jiangsu Hengli Hydraulic Company, Ltd., Class A	14,100	130,546
Jiangsu Hengrui Medicine Company, Ltd., Class A	73,600	412,766
Jiangsu King's Luck Brewery JSC, Ltd., Class A	14,200	84,007
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	17,300	346,317
Jiangsu Yangnong Chemical Company, Ltd., Class A	3,200	47,637
Jiangsu Yoke Technology Company, Ltd., Class A	5,100	38,703

36

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	11,000	$57,170
Jiangsu Zhongtian Technology Company, Ltd., Class A	39,900	94,309
Jiangxi Copper Company, Ltd., Class A	22,300	54,842
Jiangxi Copper Company, Ltd., H Shares	206,225	301,862
Jiangxi Special Electric Motor Company, Ltd., Class A (A)	18,600	53,831
Jiangxi Zhengbang Technology Company, Ltd., Class A (A)	26,600	15,222
Jinke Properties Group Company, Ltd., Class A (A)	81,100	27,487
Jinxin Fertility Group, Ltd. (B)	288,000	227,337
JiuGui Liquor Company, Ltd., Class A	3,600	60,541
Jiumaojiu International Holdings, Ltd. (B)	137,000	351,786
Jizhong Energy Resources Company, Ltd., Class A	39,500	38,887
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	22,200	38,013
Joinn Laboratories China Company, Ltd., Class A	5,040	41,502
Jointown Pharmaceutical Group Company, Ltd., Class A	21,500	40,721
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	10,000	52,042
Juewei Food Company, Ltd., Class A	7,300	58,864
Kanzhun, Ltd., ADR (A)	16,200	304,884
KE Holdings, Inc., ADR (A)	59,900	1,013,508
Keda Industrial Group Company, Ltd., Class A	21,300	48,177
Kingdee International Software Group Company, Ltd. (A)	492,800	831,610
Kingfa Sci & Tech Company, Ltd., Class A	26,400	37,369
Kingsoft Corp., Ltd.	181,200	578,977
Kuaishou Technology (A)(B)	332,800	2,507,414
Kuang-Chi Technologies Company, Ltd., Class A (A)	24,400	60,436
Kunlun Tech Company, Ltd., Class A	13,600	27,083
Kweichow Moutai Company, Ltd., Class A	14,400	3,245,157
LB Group Company, Ltd., Class A	28,200	71,180
Lenovo Group, Ltd.	1,381,764	1,180,091
Lens Technology Company, Ltd., Class A	54,900	82,581
Lepu Medical Technology Beijing Company, Ltd., Class A	20,300	64,737
Li Auto, Inc., ADR (A)	104,400	2,296,800
Li Ning Company, Ltd.	448,500	3,604,369
Liaoning Port Company, Ltd., Class A	180,100	41,527
Lingyi iTech Guangdong Company, Class A (A)	71,700	49,789
Livzon Pharmaceutical Group, Inc., Class A	7,700	41,179
Logan Group Company, Ltd. (A)	246,500	29,858
Longfor Group Holdings, Ltd. (B)	348,700	1,062,414
LONGi Green Energy Technology Company, Ltd., Class A	86,540	561,384
Lufax Holding, Ltd., ADR	162,000	301,320
Luoyang Xinqianglian Slewing Bearing Company, Ltd., Class A	3,690	34,055
Luxi Chemical Group Company, Ltd., Class A	23,800	44,447
Luxshare Precision Industry Company, Ltd., Class A	81,300	359,313
Luzhou Laojiao Company, Ltd., Class A	16,900	446,648
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Maanshan Iron & Steel Company, Ltd., Class A	60,100	$24,408
Mango Excellent Media Company, Ltd., Class A	20,700	73,681
Maxscend Microelectronics Company, Ltd., Class A	5,800	94,610
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	40,200	30,197
Meituan, Class B (A)(B)	782,100	16,859,781
Metallurgical Corp. of China, Ltd., Class A	212,300	99,457
Microport Scientific Corp. (A)	117,800	283,086
Ming Yang Smart Energy Group, Ltd., Class A	23,900	90,203
Ming Yuan Cloud Group Holdings, Ltd.	121,000	95,949
Minth Group, Ltd.	144,000	391,922
Montage Technology Company, Ltd., Class A	12,911	122,860
Muyuan Foods Company, Ltd., Class A	60,600	409,282
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	16,660	41,091
Nanjing Securities Company, Ltd., Class A	48,500	58,360
NARI Technology Company, Ltd., Class A	76,940	288,281
National Silicon Industry Group Company, Ltd., Class A (A)	23,395	63,657
NAURA Technology Group Company, Ltd., Class A	6,000	190,884
NavInfo Company, Ltd., Class A	27,500	45,875
NetEase, Inc.	395,900	5,724,174
New China Life Insurance Company, Ltd., Class A	28,200	113,645
New China Life Insurance Company, Ltd., H Shares	183,600	430,974
New Hope Liuhe Company, Ltd., Class A (A)	50,400	96,441
New Oriental Education & Technology Group, Inc. (A)	289,800	832,563
Ninestar Corp., Class A	15,400	116,985
Ningbo Deye Technology Company, Ltd., Class A	2,300	117,657
Ningbo Joyson Electronic Corp., Class A (A)	14,300	30,244
Ningbo Orient Wires & Cables Company, Ltd., Class A	7,900	79,263
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	5,141	56,047
Ningbo Shanshan Company, Ltd., Class A	24,300	66,296
Ningbo Tuopu Group Company, Ltd., Class A	12,400	118,752
Ningxia Baofeng Energy Group Company, Ltd., Class A	69,800	130,194
NIO, Inc., ADR (A)	251,100	3,209,058
Nongfu Spring Company, Ltd., H Shares (B)	336,200	1,962,228
North Industries Group Red Arrow Company, Ltd., Class A	16,500	49,981
Northeast Securities Company, Ltd., Class A	50,700	50,080
Offshore Oil Engineering Company, Ltd., Class A	38,900	31,311
OFILM Group Company, Ltd., Class A (A)	28,600	20,569
Oppein Home Group, Inc., Class A	5,700	87,334
Orient Securities Company, Ltd., Class A	97,000	122,068
Ovctek China, Inc., Class A	9,200	41,173

37

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	98,900	$75,660
Perfect World Company, Ltd., Class A	23,300	45,037
PetroChina Company, Ltd., Class A	230,400	169,891
PetroChina Company, Ltd., H Shares	4,043,939	1,840,122
Pharmaron Beijing Company, Ltd., Class A	11,650	106,424
Pharmaron Beijing Company, Ltd., H Shares (B)	37,950	219,571
PICC Property & Casualty Company, Ltd., H Shares	1,352,798	1,370,530
Pinduoduo, Inc., ADR (A)	83,800	6,874,952
Ping An Bank Company, Ltd., Class A	220,400	405,729
Ping An Healthcare and Technology Company, Ltd. (A)(B)	95,000	241,494
Ping An Insurance Group Company of China, Ltd., Class A	127,600	809,284
Ping An Insurance Group Company of China, Ltd., H Shares	1,213,410	7,491,603
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	22,700	39,329
Poly Developments and Holdings Group Company, Ltd., Class A	141,300	329,283
Pop Mart International Group, Ltd. (B)	105,400	239,658
Postal Savings Bank of China Company, Ltd., Class A	319,900	200,993
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,528,300	924,276
Power Construction Corp. of China, Ltd., Class A	176,500	190,117
Proya Cosmetics Company, Ltd., Class A	1,460	34,802
Qingdao Rural Commercial Bank Corp., Class A	80,700	34,025
Raytron Technology Company, Ltd., Class A	4,026	22,969
Riyue Heavy Industry Company, Ltd., Class A	11,000	30,744
RLX Technology, Inc., ADR (A)	90,200	207,460
Rongsheng Petrochemical Company, Ltd., Class A	115,200	201,130
SAIC Motor Corp., Ltd., Class A	93,200	199,341
Sailun Group Company, Ltd., Class A	33,900	45,735
Sangfor Technologies, Inc., Class A	4,200	66,696
Sany Heavy Equipment International Holdings Company, Ltd.	203,000	217,273
Sany Heavy Industry Company, Ltd., Class A	97,900	219,290
Satellite Chemical Company, Ltd., Class A	38,143	78,332
SDIC Power Holdings Company, Ltd., Class A	79,100	122,194
Sealand Securities Company, Ltd., Class A	87,800	43,159
Seazen Group, Ltd. (A)	374,800	170,596
Seazen Holdings Company, Ltd., Class A (A)	28,500	91,919
SF Holding Company, Ltd., Class A	56,100	420,995
SG Micro Corp., Class A	3,800	95,117
Shaanxi Coal Industry Company, Ltd., Class A	110,000	312,437
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	26,400	62,993
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	14,800	47,160
Shandong Gold Mining Company, Ltd., Class A	39,400	113,344
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Gold Mining Company, Ltd., H Shares (B)	131,000	$257,966
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	23,600	110,546
Shandong Linglong Tyre Company, Ltd., Class A	16,600	46,948
Shandong Nanshan Aluminum Company, Ltd., Class A	134,900	66,577
Shandong Sun Paper Industry JSC, Ltd., Class A	28,500	44,084
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	472,800	693,023
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	11,520	59,200
Shanghai Baosight Software Company, Ltd., Class A	16,150	89,509
Shanghai Baosight Software Company, Ltd., Class B	93,623	282,622
Shanghai Construction Group Company, Ltd., Class A	105,200	41,203
Shanghai Electric Group Company, Ltd., Class A (A)	135,500	80,684
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	25,200	132,301
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	94,100	314,508
Shanghai Friendess Electronic Technology Corp., Ltd., Class A	1,157	37,792
Shanghai International Airport Company, Ltd., Class A (A)	11,200	87,807
Shanghai International Port Group Company, Ltd., Class A	110,600	84,716
Shanghai Jinjiang International Hotels Company, Ltd., Class A	10,700	83,731
Shanghai Junshi Biosciences Company, Ltd., Class A (A)	7,679	71,552
Shanghai Lingang Holdings Corp., Ltd., Class A	17,100	30,364
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	183,580	147,590
Shanghai M&G Stationery, Inc., Class A	9,700	65,097
Shanghai Medicilon, Inc., Class A	908	27,150
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	33,900	92,150
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	148,400	247,456
Shanghai Pudong Development Bank Company, Ltd., Class A	348,200	352,697
Shanghai Putailai New Energy Technology Company, Ltd., Class A	15,600	122,512
Shanghai RAAS Blood Products Company, Ltd., Class A	73,300	57,205
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	43,600	44,606
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	11,900	20,573
Shanxi Coking Coal Energy Group Company, Ltd., Class A	45,600	85,114
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	32,300	86,836
Shanxi Meijin Energy Company, Ltd., Class A	48,000	66,787
Shanxi Securities Company, Ltd., Class A	57,200	44,907

38

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanxi Taigang Stainless Steel Company, Ltd., Class A	65,200	$41,473
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	13,900	501,260
Shenghe Resources Holding Company, Ltd., Class A	18,800	38,687
Shengyi Technology Company, Ltd., Class A	24,900	52,913
Shennan Circuits Company, Ltd., Class A	5,600	59,800
Shenwan Hongyuan Group Company, Ltd., Class A	275,000	159,937
Shenzhen Capchem Technology Company, Ltd., Class A	7,940	44,854
Shenzhen Dynanonic Company, Ltd., Class A	1,900	60,710
Shenzhen Energy Group Company, Ltd., Class A	48,500	41,993
Shenzhen Inovance Technology Company, Ltd., Class A	29,900	297,316
Shenzhen Kangtai Biological Products Company, Ltd., Class A	12,320	59,936
Shenzhen Kedali Industry Company, Ltd., Class A	2,500	34,029
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	13,800	633,510
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	6,600	45,672
Shenzhen Overseas Chinese Town Company, Ltd., Class A	97,700	80,613
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	10,300	50,505
Shenzhen SC New Energy Technology Corp., Class A	4,000	73,007
Shenzhen Senior Technology Material Company, Ltd., Class A	14,485	46,926
Shenzhen Sunlord Electronics Company, Ltd., Class A	8,500	30,382
Shenzhen Transsion Holdings Company, Ltd., Class A	7,276	79,601
Shenzhou International Group Holdings, Ltd.	158,100	1,427,344
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	19,800	125,761
Sichuan Chuantou Energy Company, Ltd., Class A	39,100	65,497
Sichuan Hebang Biotechnology Company, Ltd., Class A	102,900	46,048
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	17,000	56,442
Sichuan New Energy Power Company, Ltd. (A)	15,800	46,704
Sichuan Road & Bridge Group Company, Ltd., Class A	53,700	88,356
Sichuan Swellfun Company, Ltd., Class A	5,200	45,805
Sichuan Yahua Industrial Group Company, Ltd., Class A	12,700	49,210
Sieyuan Electric Company, Ltd., Class A	8,600	45,883
Silergy Corp.	36,000	540,106
Sinolink Securities Company, Ltd., Class A	55,000	70,032
Sinoma Science & Technology Company, Ltd., Class A	19,400	64,062
Sinomine Resource Group Company, Ltd., Class A	5,100	56,604
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinopec Shanghai Petrochemical Company, Ltd., Class A	70,200	$32,519
Sinopharm Group Company, Ltd., H Shares	259,800	616,353
Sinotrans, Ltd., Class A	51,000	28,709
Sinotruk Hong Kong, Ltd.	135,100	177,327
Skshu Paint Company, Ltd., Class A (A)	4,100	69,565
Smoore International Holdings, Ltd. (B)	343,000	537,334
Songcheng Performance Development Company, Ltd., Class A	32,800	66,173
SooChow Securities Company, Ltd., Class A	67,000	65,238
Southwest Securities Company, Ltd., Class A	100,100	56,395
StarPower Semiconductor, Ltd., Class A	1,900	90,985
Sunac China Holdings, Ltd. (A)(C)	599,000	316,105
Sungrow Power Supply Company, Ltd., Class A	16,700	273,953
Sunny Optical Technology Group Company, Ltd.	135,850	1,617,276
Sunwoda Electronic Company, Ltd., Class A	20,000	69,127
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	20,700	75,785
Suzhou Maxwell Technologies Company, Ltd., Class A	1,940	117,484
Suzhou TA&A Ultra Clean Technology Company, Ltd., Class A	6,500	56,203
TAL Education Group, ADR (A)	80,362	479,761
Tangshan Jidong Cement Company, Ltd., Class A	30,200	37,003
TBEA Company, Ltd., Class A	43,800	133,272
TCL Technology Group Corp., Class A	162,500	92,345
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	36,400	214,515
Tencent Holdings, Ltd.	1,192,612	45,100,207
Tencent Music Entertainment Group, ADR (A)	135,900	952,659
The People's Insurance Company Group of China, Ltd., Class A	82,000	62,449
The People's Insurance Company Group of China, Ltd., H Shares	1,674,100	564,965
Thunder Software Technology Company, Ltd., Class A	4,700	76,388
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	7,900	41,299
Tianma Microelectronics Company, Ltd., Class A	11,400	14,721
Tianshan Aluminum Group Company, Ltd., Class A	42,600	43,088
Tianshui Huatian Technology Company, Ltd., Class A	27,800	34,632
Tibet Summit Resources Company, Ltd., Class A (A)	9,600	31,253
Tingyi Cayman Islands Holding Corp.	371,800	608,096
Titan Wind Energy Suzhou Company, Ltd., Class A	20,900	41,838
Toly Bread Company, Ltd., Class A	14,340	26,360
Tongcheng Travel Holdings, Ltd. (A)	231,600	504,267
TongFu Microelectronics Company, Ltd., Class A (A)	11,300	27,764
Tongkun Group Company, Ltd., Class A	30,700	61,086
Tongling Nonferrous Metals Group Company, Ltd., Class A	111,400	46,303

39

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tongwei Company, Ltd., Class A	51,400	$313,986
Topchoice Medical Corp., Class A (A)	3,600	64,137
Topsports International Holdings, Ltd. (B)	344,000	220,896
Transfar Zhilian Company, Ltd., Class A	38,000	30,461
TravelSky Technology, Ltd., H Shares	176,400	358,406
Trina Solar Company, Ltd., Class A	24,881	227,113
Trip.com Group, Ltd., ADR (A)	103,800	3,316,410
Tsingtao Brewery Company, Ltd., Class A	8,400	120,003
Tsingtao Brewery Company, Ltd., H Shares	118,700	1,123,678
Unigroup Guoxin Microelectronics Company, Ltd., Class A	9,379	174,110
Uni-President China Holdings, Ltd.	244,900	214,963
Unisplendour Corp., Ltd., Class A	32,300	86,254
Vipshop Holdings, Ltd., ADR (A)	86,400	963,360
Walvax Biotechnology Company, Ltd., Class A	18,100	108,430
Wanhua Chemical Group Company, Ltd., Class A	35,800	451,072
Want Want China Holdings, Ltd.	903,412	613,239
Weibo Corp., ADR (A)	13,380	213,277
Weichai Power Company, Ltd., Class A	84,400	127,903
Weichai Power Company, Ltd., H Shares	363,980	484,280
Weihai Guangwei Composites Company, Ltd., Class A	5,800	58,058
Wens Foodstuffs Group Company, Ltd., Class A	73,400	185,304
Western Mining Company, Ltd., Class A	26,500	40,743
Western Securities Company, Ltd., Class A	62,800	56,670
Western Superconducting Technologies Company, Ltd., Class A	5,216	71,979
Westone Information Industry, Inc., Class A	9,800	48,698
Will Semiconductor Company, Ltd., Class A	13,245	152,552
Wingtech Technology Company, Ltd., Class A	14,100	110,017
Winning Health Technology Group Company, Ltd., Class A	19,800	24,454
Wuchan Zhongda Group Company, Ltd., Class A	62,600	40,029
Wuhan Guide Infrared Company, Ltd., Class A	33,760	55,670
Wuliangye Yibin Company, Ltd., Class A	44,600	992,286
WUS Printed Circuit Kunshan Company, Ltd., Class A	21,600	38,834
WuXi AppTec Company, Ltd., Class A	30,000	332,785
WuXi AppTec Company, Ltd., H Shares (B)	66,929	674,871
WuXi Biologics Cayman, Inc. (A)(B)	685,100	4,489,964
Wuxi Shangji Automation Company, Ltd., Class A	4,360	71,970
XCMG Construction Machinery Company, Ltd., Class A	99,200	73,669
Xiamen C & D, Inc., Class A	37,700	82,664
Xiamen Faratronic Company, Ltd., Class A	2,500	55,786
Xiamen Intretech, Inc., Class A	7,400	18,538
Xiamen Tungsten Company, Ltd., Class A	15,600	47,425
Xiaomi Corp., Class B (A)(B)	2,918,700	3,954,720
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	41,700	67,866
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	146,800	159,106
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinjiang Zhongtai Chemical Company, Ltd., Class A	32,400	$29,774
Xinyi Solar Holdings, Ltd.	933,000	1,094,763
XPeng, Inc., ADR (A)	80,800	873,448
Xtep International Holdings, Ltd.	248,500	285,634
Yadea Group Holdings, Ltd. (B)	224,000	424,971
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	5,700	45,896
Yankuang Energy Group Company, Ltd., Class A	29,300	167,634
Yankuang Energy Group Company, Ltd., H Shares	288,710	969,401
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	10,900	48,130
Yealink Network Technology Corp., Ltd., Class A	9,700	86,881
Yifeng Pharmacy Chain Company, Ltd., Class A	7,900	72,355
Yihai International Holding, Ltd. (A)	89,500	281,599
Yihai Kerry Arawana Holdings Company, Ltd., Class A	17,000	98,868
Yintai Gold Company, Ltd., Class A	28,500	57,497
YongXing Special Materials Technology Company, Ltd., Class A	4,500	67,231
Yonyou Network Technology Company, Ltd., Class A	37,900	122,596
Youngor Group Company, Ltd., Class A	65,500	59,358
Youngy Company, Ltd., Class A (A)	2,800	48,841
YTO Express Group Company, Ltd., Class A	40,700	111,052
Yuan Longping High-tech Agriculture Company, Ltd., Class A (A)	14,800	32,912
Yum China Holdings, Inc.	81,492	4,491,839
Yunda Holding Company, Ltd., Class A	33,900	58,700
Yunnan Aluminium Company, Ltd., Class A	37,700	57,042
Yunnan Baiyao Group Company, Ltd., Class A	20,940	166,670
Yunnan Botanee Bio-Technology Group Company, Ltd., Class A	3,200	57,328
Yunnan Energy New Material Company, Ltd., Class A	10,200	179,857
Yunnan Tin Company, Ltd., Class A	18,200	34,850
Zai Lab, Ltd., ADR (A)	16,600	640,096
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	6,800	244,408
Zhaojin Mining Industry Company, Ltd., H Shares (A)	211,000	235,923
Zhefu Holding Group Company, Ltd., Class A	57,200	33,247
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	88,700	49,257
Zhejiang China Commodities City Group Company, Ltd., Class A	60,000	37,400
Zhejiang Chint Electrics Company, Ltd., Class A	25,300	102,645
Zhejiang Dahua Technology Company, Ltd., Class A	35,200	59,094
Zhejiang Dingli Machinery Company, Ltd., Class A	5,700	40,668
Zhejiang Expressway Company, Ltd., H Shares	264,782	197,729
Zhejiang HangKe Technology, Inc., Company, Class A	4,294	27,829

40

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	16,000	$45,628
Zhejiang Huayou Cobalt Company, Ltd., Class A	17,910	158,470
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	14,400	131,474
Zhejiang Jiuzhou Pharmaceutical Company, Ltd., Class A	8,900	49,452
Zhejiang Juhua Company, Ltd., Class A	31,200	73,985
Zhejiang NHU Company, Ltd., Class A	35,180	97,716
Zhejiang Orient Gene Biotech Company, Ltd., Class A	2,058	34,082
Zhejiang Semir Garment Company, Ltd., Class A	25,800	18,377
Zhejiang Supor Company, Ltd., Class A	6,000	38,764
Zhejiang Weiming Environment Protection Company, Ltd., Class A	18,880	54,340
Zhejiang Weixing New Building Materials Company, Ltd., Class A	16,400	50,070
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A	5,300	37,851
Zhejiang Yongtai Technology Company, Ltd., Class A	10,000	36,576
Zheshang Securities Company, Ltd., Class A	51,600	77,860
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	134,900	353,364
Zhongji Innolight Company, Ltd., Class A	9,200	37,309
Zhongsheng Group Holdings, Ltd.	114,100	588,621
Zhongtai Securities Company, Ltd., Class A	66,100	63,994
Zhuzhou CRRC Times Electric Company, Ltd.	103,800	482,280
Zhuzhou CRRC Times Electric Company, Ltd., Class A	7,241	57,059
Zhuzhou Hongda Electronics Corp., Ltd., Class A	4,100	25,769
Zhuzhou Kibing Group Company, Ltd., Class A	30,600	42,709
Zibo Qixiang Tengda Chemical Company, Ltd., Class A (A)	31,500	33,002
Zijin Mining Group Company, Ltd., Class A	241,600	336,473
Zijin Mining Group Company, Ltd., H Shares	1,085,529	1,440,784
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	77,000	63,322
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	286,400	134,514
ZTE Corp., Class A	46,500	161,417
ZTE Corp., H Shares	143,215	313,752
ZTO Express Cayman, Inc., ADR	80,600	2,020,642
		347,060,061
Colombia - 0.1%
Bancolombia SA	92,258	764,358
Ecopetrol SA	1,806,433	856,821
Interconexion Electrica SA ESP	162,332	655,649
		2,276,828
Czech Republic - 0.0%
CEZ AS	24,043	825,184
Komercni banka AS	11,427	339,297
Moneta Money Bank AS (B)	49,554	152,425
		1,316,906
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark - 1.9%
A.P. Moller - Maersk A/S, Series A	556	$1,180,424
A.P. Moller - Maersk A/S, Series B	1,039	2,252,508
Carlsberg A/S, Class B	18,833	2,380,778
Chr. Hansen Holding A/S	19,639	1,212,110
Coloplast A/S, B Shares	22,233	2,628,317
Danske Bank A/S	130,407	2,348,382
Demant A/S (A)	17,766	507,468
DSV A/S	35,968	5,754,639
Genmab A/S (A)	12,346	5,721,074
GN Store Nord A/S	24,621	594,829
Novo Nordisk A/S, B Shares	315,898	39,625,654
Novozymes A/S, B Shares	38,283	2,226,083
Orsted A/S (B)	35,349	3,095,173
Pandora A/S	17,799	1,355,052
ROCKWOOL A/S, B Shares	1,676	368,026
Tryg A/S	69,426	1,615,272
Vestas Wind Systems A/S	189,288	4,918,123
		77,783,912
Finland - 0.6%
Elisa OYJ	17,727	922,113
Fortum OYJ	56,114	894,233
Kesko OYJ, B Shares	34,231	735,816
Kone OYJ, B Shares	43,249	2,162,913
Neste OYJ	53,791	2,776,520
Nokia OYJ	694,661	3,422,546
Nordea Bank ABP	386,143	4,057,981
Orion OYJ, Class B	13,580	716,988
Sampo OYJ, A Shares	66,031	3,344,036
Stora Enso OYJ, R Shares	71,273	1,048,513
UPM-Kymmene OYJ	68,370	2,509,968
Wartsila OYJ ABP	60,758	526,312
		23,117,939
France - 7.4%
Accor SA (A)	30,757	810,149
Aeroports de Paris (A)	5,320	820,015
Air Liquide SA	95,964	13,971,564
Airbus SE	108,186	12,419,322
Alstom SA	58,068	1,524,638
Amundi SA (B)	12,142	683,235
Arkema SA	11,014	979,278
AXA SA	360,906	10,202,337
BioMerieux	7,587	765,548
BNP Paribas SA	204,390	11,485,132
Bollore SE	159,137	895,281
Bouygues SA	41,675	1,288,853
Bureau Veritas SA	53,430	1,401,244
Capgemini SE	30,003	5,424,490
Carrefour SA	113,330	1,940,043
Cie de Saint-Gobain	91,626	4,225,035
Cie Generale des Etablissements Michelin SCA	124,268	3,500,944
Covivio	8,295	480,330
Credit Agricole SA	232,489	2,351,480
Danone SA	119,697	6,290,978
Dassault Aviation SA	4,548	722,941
Dassault Systemes SE	122,287	4,559,771
Edenred	45,394	2,493,911
Eiffage SA	15,086	1,485,433
Electricite de France SA	102,673	1,285,015
Engie SA	335,485	5,099,995
EssilorLuxottica SA	52,751	9,850,566
Eurazeo SE	8,062	508,838
Gecina SA	8,251	807,194

41

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Getlink SE	78,940	$1,304,520
Hermes International	5,809	9,441,283
Ipsen SA	6,923	773,893
Kering SA	13,738	8,254,336
Klepierre SA (A)	39,097	905,969
La Francaise des Jeux SAEM (B)	18,693	749,522
Legrand SA	49,009	3,993,314
L'Oreal SA	44,225	16,609,033
LVMH Moet Hennessy Louis Vuitton SE	50,948	39,537,282
Orange SA	365,451	3,713,421
Pernod Ricard SA	38,509	7,639,672
Publicis Groupe SA	41,827	2,752,915
Remy Cointreau SA	4,212	728,977
Renault SA (A)	35,339	1,285,797
Safran SA	62,681	7,746,508
Sanofi	208,863	18,866,530
Sartorius Stedim Biotech SA	5,069	1,730,073
Schneider Electric SE	97,799	14,442,455
Schneider Electric SE (Euronext London Exchange)	1,474	218,638
SEB SA	4,464	352,507
Societe Generale SA	147,509	3,712,675
Sodexo SA	16,115	1,543,398
Teleperformance	10,740	2,451,756
Thales SA	19,577	2,504,401
TotalEnergies SE	454,781	28,423,976
Ubisoft Entertainment SA (A)	17,132	476,583
Unibail-Rodamco-Westfield (A)	16,892	910,499
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	4,627	249,401
Valeo	37,605	703,014
Veolia Environnement SA	121,563	3,146,291
Vinci SA	97,915	9,886,109
Vivendi SE	130,936	1,178,487
Wendel SE	4,919	458,029
Worldline SA (A)(B)	43,702	2,070,226
		307,035,050
Germany - 4.2%
adidas AG	27,442	3,537,508
Allianz SE	65,602	14,003,561
BASF SE	145,980	7,432,661
Bayer AG	156,191	9,064,880
Bayerische Motoren Werke AG	52,896	4,802,909
Bechtle AG	12,871	469,364
Beiersdorf AG	15,957	1,735,385
Brenntag SE	24,284	1,544,006
Carl Zeiss Meditec AG, Bearer Shares	6,386	870,639
Commerzbank AG (A)	165,518	1,386,402
Continental AG	17,381	1,051,907
Covestro AG (B)	30,997	1,245,720
Daimler Truck Holding AG (A)	71,820	2,367,389
Delivery Hero SE (A)(B)	25,973	1,136,913
Deutsche Bank AG	332,430	3,533,193
Deutsche Boerse AG	30,224	5,554,422
Deutsche Lufthansa AG (A)	93,306	752,243
Deutsche Post AG	157,197	6,279,772
Deutsche Telekom AG	514,244	10,461,182
E.ON SE	355,021	3,403,797
Evonik Industries AG	32,768	645,925
Fresenius Medical Care AG & Company KGaA	32,531	1,017,468
Fresenius SE & Company KGaA	66,729	1,859,264
GEA Group AG	23,898	977,222
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Hannover Rueck SE	9,952	$1,889,194
HeidelbergCement AG	23,141	1,268,797
HelloFresh SE (A)	26,096	646,270
Henkel AG & Company KGaA	14,680	976,654
Infineon Technologies AG	207,793	6,979,890
KION Group AG	11,432	327,021
Knorr-Bremse AG	11,156	635,946
LEG Immobilien SE	11,543	740,641
Mercedes-Benz Group AG	127,535	8,665,177
Merck KGaA	20,574	3,769,483
MTU Aero Engines AG	8,469	1,785,809
Muenchener Rueckversicherungs-Gesellschaft AG	22,672	7,161,125
Nemetschek SE	9,073	453,449
Puma SE	16,574	857,769
Rational AG	800	502,645
Rheinmetall AG	6,930	1,416,325
RWE AG	101,526	4,469,294
SAP SE	165,756	18,391,809
Scout24 SE (B)	12,535	688,025
Siemens AG	121,575	16,860,681
Siemens Energy AG	69,240	1,162,957
Siemens Healthineers AG (B)	44,770	2,386,190
Symrise AG	21,069	2,416,387
Telefonica Deutschland Holding AG	154,009	368,353
Uniper SE	13,885	63,790
United Internet AG	14,383	305,779
Volkswagen AG	4,617	891,306
Vonovia SE	110,844	2,753,257
Zalando SE (A)(B)	35,187	1,106,735
		175,074,490
Hong Kong - 2.2%
AIA Group, Ltd.	1,998,709	20,296,109
Alibaba Health Information Technology, Ltd. (A)	894,200	754,841
Alibaba Pictures Group, Ltd. (A)	2,206,100	122,371
Beijing Enterprises Holdings, Ltd.	101,214	321,904
Beijing Enterprises Water Group, Ltd.	778,200	207,822
BOC Hong Kong Holdings, Ltd.	611,000	1,950,310
Bosideng International Holdings, Ltd.	610,000	303,941
Brilliance China Automotive Holdings, Ltd. (A)	509,800	290,440
Budweiser Brewing Company APAC, Ltd. (B)	284,000	823,851
China Everbright Environment Group, Ltd.	724,700	335,316
China Gas Holdings, Ltd.	582,800	745,880
China Jinmao Holdings Group, Ltd.	1,103,300	261,331
China Mengniu Dairy Company, Ltd. (A)	604,253	2,717,734
China Merchants Port Holdings Company, Ltd.	256,331	374,149
China Overseas Land & Investment, Ltd.	738,297	2,017,417
China Overseas Property Holdings, Ltd.	245,000	273,128
China Power International Development, Ltd.	1,027,900	399,890
China Resources Beer Holdings Company, Ltd.	308,899	2,140,443
China Resources Cement Holdings, Ltd.	471,900	256,154
China Resources Gas Group, Ltd.	175,400	622,782
China Resources Land, Ltd.	616,405	2,863,151
China Resources Power Holdings Company, Ltd.	367,432	684,938
China Ruyi Holdings, Ltd. (A)	876,000	195,557

42

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China State Construction International Holdings, Ltd.	387,400	$467,798
China Taiping Insurance Holdings Company, Ltd.	308,200	315,443
China Traditional Chinese Medicine Holdings Company, Ltd.	536,400	268,942
Chow Tai Fook Jewellery Group, Ltd.	324,600	572,387
CK Asset Holdings, Ltd.	330,698	1,979,391
CK Hutchison Holdings, Ltd.	445,472	2,589,629
CK Infrastructure Holdings, Ltd.	102,000	515,485
CLP Holdings, Ltd.	268,500	1,948,354
COSCO SHIPPING Ports, Ltd.	350,808	266,359
ESR Group, Ltd. (B)	328,200	744,981
Far East Horizon, Ltd.	291,100	221,520
Futu Holdings, Ltd., ADR (A)	9,900	608,751
Galaxy Entertainment Group, Ltd.	359,000	2,182,527
Geely Automobile Holdings, Ltd.	1,149,300	1,717,529
Guangdong Investment, Ltd.	560,880	517,170
Hang Lung Properties, Ltd.	330,000	609,888
Hang Seng Bank, Ltd.	124,195	1,915,537
Henderson Land Development Company, Ltd.	238,417	785,951
HK Electric Investments, Ltd.	372,500	275,331
HKT Trust & HKT, Ltd.	604,322	736,863
Hong Kong & China Gas Company, Ltd.	1,824,863	1,556,938
Hong Kong Exchanges & Clearing, Ltd.	198,577	7,894,928
Hongkong Land Holdings, Ltd.	187,600	756,946
Hopson Development Holdings, Ltd.	158,307	180,318
HUTCHMED China, Ltd., ADR (A)	16,500	200,145
Jardine Matheson Holdings, Ltd.	35,332	1,712,507
Kingboard Holdings, Ltd.	128,800	426,386
Kingboard Laminates Holdings, Ltd.	179,000	189,002
Kunlun Energy Company, Ltd.	747,390	579,859
Link REIT	344,825	2,329,224
MTR Corp., Ltd.	249,368	1,202,235
New World Development Company, Ltd.	246,314	586,064
Nine Dragons Paper Holdings, Ltd.	316,100	252,614
Orient Overseas International, Ltd.	25,500	484,534
Power Assets Holdings, Ltd.	225,500	1,163,272
Shenzhen International Holdings, Ltd.	245,500	227,437
Shimao Group Holdings, Ltd. (A)(C)	245,100	124,826
Sino Biopharmaceutical, Ltd.	1,977,875	1,170,877
Sino Land Company, Ltd.	555,075	694,233
SITC International Holdings Company, Ltd.	220,000	488,039
Sun Hung Kai Properties, Ltd.	240,000	2,895,185
Swire Pacific, Ltd., Class A	83,500	656,259
Swire Properties, Ltd.	188,800	425,225
Techtronic Industries Company, Ltd.	226,500	2,761,071
The Wharf Holdings, Ltd.	230,125	622,584
Vinda International Holdings, Ltd.	68,000	177,028
WH Group, Ltd. (B)	1,380,270	808,723
Wharf Real Estate Investment Company, Ltd.	275,125	1,276,760
Xinyi Glass Holdings, Ltd.	294,000	569,344
Yuexiu Property Company, Ltd.	264,700	335,955
		90,947,813
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	80,088	579,790
OTP Bank NYRT	42,839	1,181,147
Richter Gedeon NYRT	27,145	583,953
		2,344,890
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India - 3.4%
ACC, Ltd.	10,720	$338,330
Adani Enterprises, Ltd.	40,574	1,965,843
Adani Green Energy, Ltd. (A)	46,165	1,214,331
Adani Ports & Special Economic Zone, Ltd.	75,543	823,806
Adani Power, Ltd. (A)	114,568	472,572
Adani Total Gas, Ltd.	40,725	1,839,886
Adani Transmission, Ltd. (A)	40,712	1,488,320
Ambuja Cements, Ltd.	87,179	615,735
Apollo Hospitals Enterprise, Ltd.	14,915	870,936
Asian Paints, Ltd.	56,854	2,224,935
AU Small Finance Bank, Ltd. (B)	23,263	184,128
Aurobindo Pharma, Ltd.	40,259	233,536
Avenue Supermarts, Ltd. (A)(B)	23,985	1,194,565
Axis Bank, Ltd.	338,020	3,750,205
Bajaj Auto, Ltd.	10,397	477,291
Bajaj Finance, Ltd.	40,347	3,366,927
Bajaj Finserv, Ltd.	57,380	1,160,105
Balkrishna Industries, Ltd.	11,173	282,368
Bandhan Bank, Ltd. (A)(B)	97,870	287,547
Berger Paints India, Ltd.	33,747	258,340
Bharat Electronics, Ltd.	542,922	706,450
Bharat Forge, Ltd.	36,878	390,602
Bharat Petroleum Corp., Ltd.	128,649	541,221
Bharti Airtel, Ltd.	326,142	3,416,509
Biocon, Ltd.	62,069	216,316
Britannia Industries, Ltd.	15,893	854,637
Cholamandalam Investment and Finance Company, Ltd.	60,970	541,987
Cipla, Ltd.	72,169	1,018,218
Coal India, Ltd.	225,711	637,570
Colgate-Palmolive India, Ltd.	17,034	341,410
Container Corp. of India, Ltd.	40,597	387,495
Dabur India, Ltd.	91,524	666,061
Divi's Laboratories, Ltd.	19,593	823,362
DLF, Ltd.	91,922	456,229
Dr. Reddy's Laboratories, Ltd.	17,395	961,828
Eicher Motors, Ltd.	20,208	867,976
GAIL India, Ltd.	353,620	414,321
Godrej Consumer Products, Ltd. (A)	60,799	662,048
Godrej Properties, Ltd. (A)	18,524	299,552
Grasim Industries, Ltd.	38,939	844,486
Havells India, Ltd.	36,912	573,162
HCL Technologies, Ltd.	161,054	2,237,916
HDFC Life Insurance Company, Ltd. (B)	146,500	1,065,689
Hero MotoCorp, Ltd.	16,264	571,731
Hindalco Industries, Ltd.	201,469	1,128,124
Hindustan Petroleum Corp., Ltd.	94,206	278,370
Hindustan Unilever, Ltd.	122,302	4,041,476
Housing Development Finance Corp., Ltd.	256,337	8,525,230
ICICI Bank, Ltd.	765,601	8,966,490
ICICI Lombard General Insurance Company, Ltd. (B)	37,271	556,942
ICICI Prudential Life Insurance Company, Ltd. (B)	56,510	331,272
Indian Oil Corp., Ltd.	416,046	394,707
Indian Railway Catering & Tourism Corp., Ltd.	34,930	317,498
Indraprastha Gas, Ltd.	45,627	248,661
Indus Towers, Ltd.	100,070	246,885
Info Edge India, Ltd.	10,575	523,202
Infosys, Ltd.	499,801	10,184,076
InterGlobe Aviation, Ltd. (A)(B)	14,298	340,975
ITC, Ltd.	441,946	1,853,002

43

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Jindal Steel & Power, Ltd.	60,614	$403,200
JSW Steel, Ltd.	106,232	976,346
Jubilant Foodworks, Ltd.	57,993	394,282
Kotak Mahindra Bank, Ltd.	83,001	1,991,558
Larsen & Toubro Infotech, Ltd. (B)	14,919	896,164
Larsen & Toubro, Ltd.	102,723	2,631,129
Lupin, Ltd.	30,017	283,614
Mahindra & Mahindra, Ltd.	129,466	2,086,455
Marico, Ltd.	74,419	464,717
Maruti Suzuki India, Ltd.	17,921	1,985,030
Mphasis, Ltd.	12,401	311,529
MRF, Ltd.	278	322,231
Muthoot Finance, Ltd.	17,420	232,697
Nestle India, Ltd.	4,931	1,226,106
NTPC, Ltd.	578,349	1,226,139
Oil & Natural Gas Corp., Ltd.	375,198	656,708
Page Industries, Ltd.	901	527,427
Petronet LNG, Ltd.	106,759	280,071
PI Industries, Ltd.	10,966	473,314
Pidilite Industries, Ltd.	22,159	757,401
Piramal Enterprises, Ltd.	18,043	183,565
Piramal Pharma, Ltd. (A)	72,172	118,889
Power Grid Corp. of India, Ltd.	465,009	1,280,149
Reliance Industries, Ltd.	452,012	15,214,028
Samvardhana Motherson International, Ltd.	276,919	256,089
SBI Cards & Payment Services, Ltd.	34,886	354,809
SBI Life Insurance Company, Ltd. (B)	67,885	1,076,052
Shree Cement, Ltd.	1,586	464,546
Shriram Transport Finance Company, Ltd.	28,354	474,399
Siemens, Ltd.	10,357	354,249
SRF, Ltd.	22,016	644,158
State Bank of India	267,688	1,991,309
Sun Pharmaceutical Industries, Ltd.	143,765	1,866,534
Tata Consultancy Services, Ltd.	137,187	5,778,567
Tata Consumer Products, Ltd.	81,345	817,357
Tata Elxsi, Ltd.	5,037	438,252
Tata Motors, Ltd. (A)	246,322	1,342,628
Tata Steel, Ltd.	1,091,101	1,459,137
Tech Mahindra, Ltd.	86,949	1,162,478
The Tata Power Company, Ltd.	212,762	590,835
Titan Company, Ltd.	52,763	1,734,424
Torrent Pharmaceuticals, Ltd.	14,894	302,907
Trent, Ltd.	26,486	481,519
UltraTech Cement, Ltd.	14,986	1,306,622
United Spirits, Ltd. (A)	43,530	499,669
UPL, Ltd.	72,956	710,901
Vedanta, Ltd.	110,387	417,518
Wipro, Ltd.	203,888	1,034,870
Yes Bank, Ltd. (A)	1,639,729	346,641
Zomato, Ltd. (A)	235,401	193,342
		141,505,953
Indonesia - 0.6%
Adaro Energy Indonesia Tbk PT	2,678,545	662,863
Adaro Minerals Indonesia Tbk PT (A)	1,519,800	158,255
Aneka Tambang Tbk	1,547,800	197,120
Astra International Tbk PT	3,814,408	1,475,790
Bank Central Asia Tbk PT	10,269,150	6,100,684
Bank Jago Tbk PT (A)	767,400	225,323
Bank Mandiri Persero Tbk PT	3,485,556	2,351,223
Bank Negara Indonesia Persero Tbk PT	1,432,953	907,763
Bank Rakyat Indonesia Persero Tbk PT	12,675,010	4,032,084
Barito Pacific Tbk PT	5,269,800	265,510
Charoen Pokphand Indonesia Tbk PT	1,372,103	498,023
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Gudang Garam Tbk PT	93,682	$118,799
Indah Kiat Pulp & Paper Tbk PT	525,500	335,912
Indofood CBP Sukses Makmur Tbk PT	436,400	280,174
Indofood Sukses Makmur Tbk PT	846,417	347,564
Kalbe Farma Tbk PT	3,955,910	522,177
Merdeka Copper Gold Tbk PT (A)	2,226,300	592,614
Sarana Menara Nusantara Tbk PT	4,238,300	305,484
Semen Indonesia Persero Tbk PT	569,792	276,547
Sumber Alfaria Trijaya Tbk PT	3,093,100	609,852
Telkom Indonesia Persero Tbk PT	9,267,860	2,390,876
Tower Bersama Infrastructure Tbk PT	1,429,800	211,395
Unilever Indonesia Tbk PT	1,417,425	433,234
United Tractors Tbk PT	312,437	614,546
Vale Indonesia Tbk PT (A)	454,200	215,169
		24,128,981
Ireland - 0.6%
AerCap Holdings NV (A)	17,200	1,056,080
CRH PLC	125,457	5,043,582
DCC PLC	24,558	1,307,778
Experian PLC	230,724	8,163,337
Flutter Entertainment PLC (A)	27,228	4,090,308
James Hardie Industries PLC, CHESS Depositary Interest	91,971	1,846,312
Kerry Group PLC, Class A	25,996	2,471,121
Kingspan Group PLC	25,129	1,426,477
Smurfit Kappa Group PLC	32,176	1,168,909
Smurfit Kappa Group PLC (London Stock Exchange)	8,098	292,665
		26,866,569
Israel - 0.4%
Azrieli Group, Ltd.	6,673	478,736
Bank Hapoalim BM	199,871	1,943,281
Bank Leumi Le-Israel BM	243,623	2,233,293
Check Point Software Technologies, Ltd. (A)	16,300	2,165,129
CyberArk Software, Ltd. (A)	6,300	939,141
Elbit Systems, Ltd.	4,188	735,255
ICL Group, Ltd.	110,588	927,785
Israel Discount Bank, Ltd., Class A	195,259	1,169,299
Kornit Digital, Ltd. (A)	8,000	205,120
Mizrahi Tefahot Bank, Ltd.	24,115	895,995
Nice, Ltd. (A)	9,944	1,926,541
Teva Pharmaceutical Industries, Ltd., ADR (A)	175,036	1,535,066
Tower Semiconductor, Ltd. (A)	17,203	767,753
Wix.com, Ltd. (A)	9,000	814,410
ZIM Integrated Shipping Services, Ltd.	13,400	281,668
		17,018,472
Italy - 0.9%
Amplifon SpA	15,761	446,465
Assicurazioni Generali SpA	146,650	2,601,494
Atlantia SpA	61,802	1,476,246
Davide Campari-Milano NV	64,600	680,842
DiaSorin SpA	3,163	421,969
Enel SpA	1,022,782	5,517,713
Eni SpA	316,858	4,724,372
Ferrari NV	15,821	3,531,292
FinecoBank Banca Fineco SpA	74,349	1,207,560
Infrastrutture Wireless Italiane SpA (B)	40,174	400,688
Intesa Sanpaolo SpA	2,073,597	4,603,950
Mediobanca Banca di Credito Finanziario SpA	75,650	731,074
Moncler SpA	25,854	1,347,620

44

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Nexi SpA (A)(B)	65,621	$582,111
Poste Italiane SpA (B)	68,687	675,995
Prysmian SpA	31,895	1,124,010
Recordati Industria Chimica e Farmaceutica SpA	12,823	548,704
Snam SpA	242,502	1,237,908
Telecom Italia SpA (A)	1,223,837	267,008
Terna - Rete Elettrica Nazionale	172,666	1,322,618
UniCredit SpA	264,930	3,618,410
		37,068,049
Japan - 9.9%
Advantest Corp.	24,600	1,674,342
Aeon Company, Ltd.	83,700	1,727,376
AGC, Inc.	25,284	853,868
Aisin Corp.	19,100	526,390
Ajinomoto Company, Inc.	60,300	1,909,272
ANA Holdings, Inc. (A)	20,000	430,637
Asahi Group Holdings, Ltd.	59,261	1,900,612
Asahi Intecc Company, Ltd.	28,200	504,804
Asahi Kasei Corp.	163,300	1,213,701
Astellas Pharma, Inc.	241,200	3,740,923
Azbil Corp.	14,800	455,455
Bandai Namco Holdings, Inc.	25,800	1,709,519
Bridgestone Corp.	73,600	2,776,224
Brother Industries, Ltd.	30,300	492,108
Canon, Inc.	129,496	3,026,933
Capcom Company, Ltd.	22,400	682,563
Central Japan Railway Company	18,488	2,240,808
Chubu Electric Power Company, Inc.	80,500	754,710
Chugai Pharmaceutical Company, Ltd.	87,000	2,316,863
Concordia Financial Group, Ltd.	141,200	490,821
CyberAgent, Inc.	54,800	498,811
Dai Nippon Printing Company, Ltd.	28,700	594,424
Daifuku Company, Ltd.	13,100	681,988
Dai-ichi Life Holdings, Inc.	133,600	2,478,038
Daiichi Sankyo Company, Ltd.	227,000	7,518,368
Daikin Industries, Ltd.	32,300	5,326,948
Daito Trust Construction Company, Ltd.	8,000	892,678
Daiwa House Industry Company, Ltd.	77,800	1,791,659
Daiwa House REIT Investment Corp.	271	605,385
Daiwa Securities Group, Inc.	180,718	801,847
Denso Corp.	56,116	3,096,507
Dentsu Group, Inc.	27,844	901,663
Disco Corp.	3,700	1,112,063
East Japan Railway Company	38,800	2,199,803
Eisai Company, Ltd.	32,554	2,224,026
ENEOS Holdings, Inc.	393,250	1,327,135
FANUC Corp.	24,900	3,743,989
Fast Retailing Company, Ltd.	7,600	4,519,261
Fuji Electric Company, Ltd.	16,500	683,679
FUJIFILM Holdings Corp.	46,615	2,507,523
Fujitsu, Ltd.	25,400	3,446,635
GLP J-REIT	530	595,571
GMO Payment Gateway, Inc.	5,500	497,966
Hakuhodo DY Holdings, Inc.	29,600	289,628
Hamamatsu Photonics KK	17,900	945,199
Hankyu Hanshin Holdings, Inc.	28,800	901,835
Hikari Tsushin, Inc.	2,700	378,945
Hirose Electric Company, Ltd.	3,830	512,598
Hitachi Construction Machinery Company, Ltd.	14,100	333,285
Hitachi Metals, Ltd. (A)	25,700	405,172
Hitachi, Ltd.	125,400	6,706,325
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Honda Motor Company, Ltd.	211,527	$5,155,252
Hoshizaki Corp.	13,800	468,358
Hoya Corp.	47,900	4,956,698
Hulic Company, Ltd.	48,100	406,180
Ibiden Company, Ltd.	14,500	595,034
Idemitsu Kosan Company, Ltd.	26,225	615,858
Iida Group Holdings Company, Ltd.	19,500	312,871
Inpex Corp.	134,500	1,482,140
Isuzu Motors, Ltd.	75,500	989,281
Ito En, Ltd.	6,700	259,308
ITOCHU Corp.	154,137	4,840,993
Itochu Techno-Solutions Corp.	11,800	290,492
Japan Airlines Company, Ltd. (A)	18,200	363,803
Japan Exchange Group, Inc.	66,198	958,491
Japan Metropolitan Fund Investment Corp.	879	705,120
Japan Post Bank Company, Ltd.	50,100	382,963
Japan Post Holdings Company, Ltd.	324,700	2,545,056
Japan Post Insurance Company, Ltd.	28,500	473,977
Japan Real Estate Investment Corp.	155	686,761
Japan Tobacco, Inc.	156,100	3,193,712
JFE Holdings, Inc.	64,800	722,924
JSR Corp.	23,600	500,878
Kajima Corp.	55,400	626,871
Kakaku.com, Inc.	17,200	309,154
Kao Corp.	61,600	2,465,386
KDDI Corp.	208,967	6,215,635
Keio Corp.	12,920	484,018
Keisei Electric Railway Company, Ltd.	17,435	499,486
Keyence Corp.	25,206	10,665,465
Kikkoman Corp.	18,800	1,064,816
Kintetsu Group Holdings Company, Ltd.	21,600	772,010
Kirin Holdings Company, Ltd.	106,527	1,681,593
Kobayashi Pharmaceutical Company, Ltd.	6,800	423,067
Kobe Bussan Company, Ltd.	19,300	507,725
Koei Tecmo Holdings Company, Ltd.	14,340	250,206
Koito Manufacturing Company, Ltd.	26,752	427,070
Komatsu, Ltd.	120,300	2,794,873
Konami Group Corp.	12,100	569,780
Kose Corp.	4,300	459,236
Kubota Corp.	132,700	1,973,073
Kurita Water Industries, Ltd.	13,389	600,414
Kyocera Corp.	41,600	2,125,037
Kyowa Kirin Company, Ltd.	34,528	802,128
Lasertec Corp.	9,800	1,847,320
Lixil Corp.	38,300	594,682
M3, Inc.	57,200	1,793,951
Makita Corp.	29,000	668,031
Marubeni Corp.	202,800	2,294,151
Mazda Motor Corp.	73,680	585,789
McDonald's Holdings Company Japan, Ltd.	10,400	385,195
MEIJI Holdings Company, Ltd.	14,700	705,601
MINEBEA MITSUMI, Inc.	47,300	785,344
MISUMI Group, Inc.	36,800	914,754
Mitsubishi Chemical Group Corp.	165,750	885,037
Mitsubishi Corp.	163,800	5,516,647
Mitsubishi Electric Corp.	251,118	2,516,650
Mitsubishi Estate Company, Ltd.	153,000	2,160,446
Mitsubishi HC Capital, Inc.	83,400	397,902
Mitsubishi Heavy Industries, Ltd.	41,740	1,661,370
Mitsubishi UFJ Financial Group, Inc.	1,540,400	8,400,640
Mitsui & Company, Ltd.	180,800	5,247,489
Mitsui Chemicals, Inc.	24,400	555,394
Mitsui Fudosan Company, Ltd.	118,004	2,392,305

45

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui OSK Lines, Ltd.	44,900	$1,112,099
Mizuho Financial Group, Inc.	311,160	3,883,540
MonotaRO Company, Ltd.	32,200	557,069
MS&AD Insurance Group Holdings, Inc.	59,668	1,771,024
Murata Manufacturing Company, Ltd.	74,397	4,080,920
NEC Corp.	31,700	1,128,538
Nexon Company, Ltd.	64,000	1,356,304
NGK Insulators, Ltd.	31,400	416,764
Nidec Corp.	58,000	3,652,410
Nihon M&A Center Holdings, Inc.	39,300	538,043
Nintendo Company, Ltd.	142,390	6,105,267
Nippon Building Fund, Inc.	193	900,255
Nippon Express Holdings, Inc.	9,980	591,176
Nippon Paint Holdings Company, Ltd.	107,300	888,632
Nippon Prologis REIT, Inc.	266	654,251
Nippon Sanso Holdings Corp.	22,000	367,704
Nippon Shinyaku Company, Ltd.	6,300	373,742
Nippon Steel Corp.	105,478	1,689,895
Nippon Telegraph & Telephone Corp.	154,500	4,284,132
Nippon Yusen KK	63,300	1,409,023
Nissan Chemical Corp.	16,700	829,050
Nissan Motor Company, Ltd.	301,425	1,087,538
Nisshin Seifun Group, Inc.	24,700	291,168
Nissin Foods Holdings Company, Ltd.	7,917	603,315
Nitori Holdings Company, Ltd.	10,400	1,191,399
Nitto Denko Corp.	18,444	1,165,309
Nomura Holdings, Inc.	387,300	1,413,476
Nomura Real Estate Holdings, Inc.	15,000	363,336
Nomura Real Estate Master Fund, Inc.	529	663,321
Nomura Research Institute, Ltd.	43,200	957,258
NTT Data Corp.	81,400	1,259,298
Obayashi Corp.	84,500	631,728
Obic Company, Ltd.	8,900	1,424,417
Odakyu Electric Railway Company, Ltd.	36,600	483,135
Oji Holdings Corp.	104,100	401,199
Olympus Corp.	159,824	3,301,773
Omron Corp.	24,067	1,251,755
Ono Pharmaceutical Company, Ltd.	48,100	1,232,714
Open House Group Company, Ltd.	10,600	449,510
Oracle Corp.	4,800	284,267
Oriental Land Company, Ltd.	25,900	3,743,858
ORIX Corp.	157,000	2,543,740
Osaka Gas Company, Ltd.	47,700	737,276
Otsuka Corp.	14,500	488,041
Otsuka Holdings Company, Ltd.	50,500	1,730,601
Pan Pacific International Holdings Corp.	49,100	857,283
Panasonic Holdings Corp.	286,820	2,678,230
Persol Holdings Company, Ltd.	23,000	534,640
Rakuten Group, Inc.	110,242	529,665
Recruit Holdings Company, Ltd.	186,800	6,043,963
Renesas Electronics Corp. (A)	152,200	1,492,733
Resona Holdings, Inc.	281,200	1,353,315
Ricoh Company, Ltd.	74,000	587,816
Rohm Company, Ltd.	11,500	923,121
SBI Holdings, Inc.	33,264	638,146
SCSK Corp.	19,200	310,948
Secom Company, Ltd.	27,094	1,675,089
Seiko Epson Corp.	35,969	566,020
Sekisui Chemical Company, Ltd.	48,600	687,365
Sekisui House, Ltd.	79,900	1,496,022
Seven & i Holdings Company, Ltd.	97,546	3,969,054
SG Holdings Company, Ltd.	36,700	572,237
Sharp Corp.	31,340	223,187
Shimadzu Corp.	30,400	934,330
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shimano, Inc.	9,500	$1,640,994
Shimizu Corp.	70,700	381,181
Shin-Etsu Chemical Company, Ltd.	48,637	6,293,883
Shionogi & Company, Ltd.	34,463	1,733,529
Shiseido Company, Ltd.	51,900	2,216,648
Shizuoka Financial Group, Inc.	54,600	400,051
SMC Corp.	7,396	3,374,875
SoftBank Corp.	369,700	4,022,207
SoftBank Group Corp.	156,252	6,846,732
Sompo Holdings, Inc.	41,660	1,837,580
Sony Group Corp.	163,400	13,536,084
Square Enix Holdings Company, Ltd.	11,000	496,699
Subaru Corp.	79,700	1,365,091
SUMCO Corp.	45,700	683,742
Sumitomo Chemical Company, Ltd.	194,500	709,115
Sumitomo Corp.	147,355	2,415,777
Sumitomo Electric Industries, Ltd.	93,100	1,093,297
Sumitomo Metal Mining Company, Ltd.	32,200	1,086,062
Sumitomo Mitsui Financial Group, Inc.	168,079	5,704,726
Sumitomo Mitsui Trust Holdings, Inc.	43,638	1,399,501
Sumitomo Realty & Development Company, Ltd.	39,983	1,088,871
Suntory Beverage & Food, Ltd.	17,800	606,585
Suzuki Motor Corp.	47,700	1,720,728
Sysmex Corp.	21,700	1,333,163
T&D Holdings, Inc.	72,600	882,622
Taisei Corp.	25,000	759,979
Takeda Pharmaceutical Company, Ltd.	194,624	5,722,575
TDK Corp.	50,600	1,823,896
Terumo Corp.	83,746	2,488,904
The Chiba Bank, Ltd.	68,000	413,303
The Kansai Electric Power Company, Inc.	88,300	749,490
TIS, Inc.	28,900	826,712
Tobu Railway Company, Ltd.	23,100	557,668
Toho Company, Ltd.	14,100	546,425
Tokio Marine Holdings, Inc.	248,142	5,118,866
Tokyo Electric Power Company Holdings, Inc. (A)	198,200	723,059
Tokyo Electron, Ltd.	19,415	6,588,898
Tokyo Gas Company, Ltd.	50,900	936,306
Tokyu Corp.	67,193	858,130
Toppan, Inc.	34,300	534,262
Toray Industries, Inc.	180,500	971,798
Toshiba Corp.	50,400	1,718,903
Tosoh Corp.	34,600	410,807
TOTO, Ltd.	18,400	642,073
Toyota Industries Corp.	19,029	1,091,642
Toyota Motor Corp.	1,372,800	20,209,963
Toyota Tsusho Corp.	27,793	1,072,889
Trend Micro, Inc.	17,100	858,077
Unicharm Corp.	52,288	1,944,832
USS Company, Ltd.	28,000	470,588
Welcia Holdings Company, Ltd.	11,700	258,070
West Japan Railway Company	28,100	1,197,051
Yakult Honsha Company, Ltd.	16,400	1,046,659
Yamaha Corp.	18,100	720,700
Yamaha Motor Company, Ltd.	39,100	979,446
Yamato Holdings Company, Ltd.	37,200	624,618
Yaskawa Electric Corp.	31,300	1,030,098
Yokogawa Electric Corp.	29,700	560,133
Z Holdings Corp.	344,807	948,890
ZOZO, Inc.	16,100	406,471
		413,923,132

46

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jordan - 0.0%
Hikma Pharmaceuticals PLC	43,479	$796,811
Luxembourg - 0.2%
ArcelorMittal SA	112,466	3,083,731
Aroundtown SA	156,802	380,085
Eurofins Scientific SE	24,681	1,713,258
Reinet Investments SCA	24,182	431,650
Tenaris SA	59,416	1,031,426
		6,640,150
Macau - 0.0%
Sands China, Ltd. (A)	397,252	1,086,072
Malaysia - 0.7%
AMMB Holdings BHD	541,900	510,107
Axiata Group BHD	810,200	595,224
CIMB Group Holdings BHD	1,977,400	2,586,427
Dialog Group BHD	1,079,300	554,388
DiGi.Com BHD	908,100	819,874
Genting BHD	634,400	635,095
Genting Malaysia BHD	871,800	525,946
HAP Seng Consolidated BHD	184,300	275,564
Hartalega Holdings BHD	515,500	201,654
Hong Leong Bank BHD	194,600	914,580
Hong Leong Financial Group BHD	66,900	279,162
IHH Healthcare BHD	523,000	684,155
Inari Amertron BHD	831,700	505,360
IOI Corp. BHD	747,100	643,966
Kuala Lumpur Kepong BHD	129,000	607,224
Malayan Banking BHD	1,408,300	2,737,310
Malaysia Airports Holdings BHD (A)	185,700	269,318
Maxis BHD	697,300	604,317
MISC BHD	392,400	637,332
Mr. D.I.Y Group M BHD (B)	686,600	325,385
Nestle Malaysia BHD	19,100	596,840
Petronas Chemicals Group BHD	716,300	1,380,354
Petronas Dagangan BHD	84,400	452,292
Petronas Gas BHD	228,500	864,286
PPB Group BHD	190,300	737,620
Press Metal Aluminium Holdings BHD	1,072,100	1,177,953
Public Bank BHD	4,323,700	4,384,965
QL Resources BHD	320,050	400,671
RHB Bank BHD	429,700	544,320
Sime Darby BHD	821,600	398,566
Sime Darby Plantation BHD	620,100	594,799
Telekom Malaysia BHD	332,400	420,157
Tenaga Nasional BHD	767,300	1,627,453
Top Glove Corp. BHD	1,587,900	312,580
		28,805,244
Malta - 0.0%
BGP Holdings PLC (A)(C)	181,302	0
Mexico - 0.8%
Alfa SAB de CV, Class A	593,100	414,992
America Movil SAB de CV, Series L	5,699,800	5,539,092
Arca Continental SAB de CV	89,542	745,333
Cemex SAB de CV, Series CPO (A)	3,073,736	1,405,118
Coca-Cola Femsa SAB de CV	107,368	733,780
Fibra Uno Administracion SA de CV	643,600	796,244
Fomento Economico Mexicano SAB de CV	393,186	3,137,907
Gruma SAB de CV, Class B	42,183	522,226
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	73,500	1,193,851
Grupo Aeroportuario del Sureste SAB de CV, B Shares	39,470	978,874
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Bimbo SAB de CV, Series A	271,400	$1,151,628
Grupo Carso SAB de CV, Series A1	90,400	393,995
Grupo Financiero Banorte SAB de CV, Series O	523,350	4,200,308
Grupo Financiero Inbursa SAB de CV, Series O (A)	438,800	827,384
Grupo Mexico SAB de CV, Series B	626,400	2,548,585
Grupo Televisa SAB, Series CPO	490,297	540,003
Industrias Penoles SAB de CV (A)	26,050	347,153
Kimberly-Clark de Mexico SAB de CV, Class A	306,635	521,759
Operadora de Sites Mexicanos SAB de CV, Class A1	254,600	282,654
Orbia Advance Corp. SAB de CV	205,215	402,049
Promotora y Operadora de Infraestructura SAB de CV	46,735	414,351
Sitios Latinoamerica SAB de CV (A)	284,990	127,030
Wal-Mart de Mexico SAB de CV	1,055,500	4,171,342
		31,395,658
Netherlands - 2.1%
ABN AMRO Bank NV (B)	52,628	678,689
Adyen NV (A)(B)	2,724	4,291,187
Aegon NV	245,147	1,201,831
Akzo Nobel NV	22,822	1,642,042
Argenx SE (A)	4,230	1,712,034
ASM International NV	5,898	1,635,468
ASML Holding NV	51,098	31,196,490
Euronext NV (B)	15,890	1,215,569
EXOR NV (A)	13,817	1,084,639
Heineken Holding NV	12,428	940,904
Heineken NV	32,599	3,019,132
IMCD NV	7,091	1,048,794
ING Groep NV	487,242	5,908,724
JDE Peet's NV	12,266	379,967
Just Eat Takeaway.com NV (A)(B)	22,949	531,689
Koninklijke Ahold Delhaize NV	131,070	3,819,673
Koninklijke DSM NV	21,967	2,849,204
Koninklijke KPN NV	411,356	1,265,459
Koninklijke Philips NV	111,714	1,673,999
NEPI Rockcastle NV	75,894	448,899
NN Group NV	37,785	1,614,804
OCI NV	12,740	539,338
Prosus NV (A)	104,351	6,828,630
QIAGEN NV (A)	36,690	1,831,765
Randstad NV	15,030	870,593
Stellantis NV	278,023	4,385,962
Universal Music Group NV	90,761	2,158,376
Wolters Kluwer NV	32,804	3,615,359
		88,389,220
New Zealand - 0.2%
Auckland International Airport, Ltd. (A)	284,760	1,451,261
Fisher & Paykel Healthcare Corp., Ltd.	129,589	1,940,813
Mercury NZ, Ltd.	151,111	526,063
Meridian Energy, Ltd.	289,892	899,765
Spark New Zealand, Ltd.	423,700	1,381,312
Xero, Ltd. (A)	27,826	1,382,818
		7,582,032
Norway - 0.5%
Adevinta ASA (A)	48,459	387,751
Aker BP ASA	51,410	1,788,569
DNB Bank ASA	154,692	3,020,538
Equinor ASA	161,613	6,223,846
Gjensidige Forsikring ASA	35,882	692,659

47

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Kongsberg Gruppen ASA	14,649	$607,535
Mowi ASA	68,698	1,076,560
Norsk Hydro ASA	224,368	1,689,519
Orkla ASA	125,229	892,932
Salmar ASA	9,653	340,262
Telenor ASA	114,830	1,114,131
Yara International ASA	27,549	1,272,281
		19,106,583
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	62,000	505,920
Credicorp, Ltd.	21,153	3,248,043
Southern Copper Corp.	25,000	1,525,500
		5,279,463
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	312,040	332,480
ACEN Corp.	1,346,160	169,893
Ayala Corp.	45,540	565,463
Ayala Land, Inc.	1,371,680	775,737
Bank of the Philippine Islands	335,360	630,086
BDO Unibank, Inc.	360,300	833,921
Converge Information and Communications Technology Solutions, Inc. (A)	413,700	113,942
Globe Telecom, Inc.	4,850	197,954
GT Capital Holdings, Inc.	16,403	127,834
International Container Terminal Services, Inc.	184,660	672,347
JG Summit Holdings, Inc.	544,792	478,134
Jollibee Foods Corp.	78,560	341,626
Manila Electric Company	40,710	201,881
Metro Pacific Investments Corp.	1,876,200	114,959
Metropolitan Bank & Trust Company	349,029	355,655
Monde Nissin Corp. (B)	1,156,900	259,083
PLDT, Inc.	15,870	493,419
SM Investments Corp.	44,655	745,736
SM Prime Holdings, Inc.	2,115,500	1,371,375
Universal Robina Corp.	164,430	387,385
		9,168,910
Poland - 0.2%
Allegro.eu SA (A)(B)	62,026	317,206
Bank Polska Kasa Opieki SA	31,479	602,136
CD Projekt SA	11,048	329,199
Cyfrowy Polsat SA	43,301	181,550
Dino Polska SA (A)(B)	8,350	686,274
KGHM Polska Miedz SA	24,286	642,891
LPP SA	191	414,030
mBank SA (A)	2,448	175,753
Orange Polska SA	114,327	163,168
PGE Polska Grupa Energetyczna SA (A)	155,780	227,732
Polski Koncern Naftowy ORLEN SA	97,956	1,441,834
Powszechna Kasa Oszczednosci Bank Polski SA	154,860	999,339
Powszechny Zaklad Ubezpieczen SA	110,293	789,555
Santander Bank Polska SA	6,006	374,269
		7,344,936
Portugal - 0.1%
EDP - Energias de Portugal SA	344,062	1,632,597
Galp Energia SGPS SA	60,932	750,788
Jeronimo Martins SGPS SA	35,025	781,465
		3,164,850
Qatar - 0.3%
Barwa Real Estate Company	310,742	283,017
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar (continued)
Commercial Bank PSQC	313,957	$514,557
Industries Qatar QSC	248,528	1,022,394
Masraf Al Rayan QSC	898,918	878,115
Mesaieed Petrochemical Holding Company	732,358	471,977
Ooredoo QPSC	129,766	316,545
Qatar Electricity & Water Company QSC	71,803	333,950
Qatar Fuel QSC	75,310	375,456
Qatar Gas Transport Company, Ltd.	393,197	430,392
Qatar International Islamic Bank QSC	112,087	339,339
Qatar Islamic Bank SAQ	269,009	1,803,445
Qatar National Bank QPSC	748,688	4,047,731
		10,816,918
Saudi Arabia - 1.3%
ACWA Power Company	16,112	605,898
Advanced Petrochemical Company	25,540	284,557
Al Rajhi Bank (A)	392,368	8,448,672
Alinma Bank	195,114	1,806,125
Almarai Company JSC	49,388	703,540
Arab National Bank	120,617	1,115,229
Bank AlBilad (A)	98,254	1,361,508
Bank Al-Jazira	81,540	462,377
Banque Saudi Fransi	118,689	1,360,662
Bupa Arabia for Cooperative Insurance Company	12,209	578,652
Dar Al Arkan Real Estate Development Company (A)	106,235	392,246
Dr Sulaiman Al Habib Medical Services Group Company	17,398	1,078,145
Elm Company	4,867	429,928
Emaar Economic City (A)	74,715	170,860
Etihad Etisalat Company	75,551	736,924
Jarir Marketing Company	11,562	510,380
Mobile Telecommunications Company Saudi Arabia (A)	86,039	256,796
Mouwasat Medical Services Company	9,726	491,782
National Industrialization Company (A)	66,353	197,507
Rabigh Refining & Petrochemical Company (A)	81,519	223,446
Riyad Bank	270,509	2,505,463
SABIC Agri-Nutrients Company	42,742	1,654,788
Sahara International Petrochemical Company	72,155	698,944
Saudi Arabian Mining Company (A)	171,911	3,171,160
Saudi Arabian Oil Company (B)	482,782	4,318,791
Saudi Basic Industries Corp.	180,386	4,017,187
Saudi Electricity Company	165,681	1,098,626
Saudi Industrial Investment Group	74,597	409,164
Saudi Kayan Petrochemical Company (A)	147,080	460,451
Saudi Research & Media Group (A)	7,104	363,584
Saudi Tadawul Group Holding Company	7,385	340,944
Saudi Telecom Company	300,220	3,086,257
The Saudi British Bank	184,617	2,021,180
The Saudi Investment Bank	98,558	494,957
The Saudi National Bank	438,568	6,038,599
The Savola Group	52,076	398,541
Yanbu National Petrochemical Company	50,719	570,265
		52,864,135
Singapore - 0.7%
BOC Aviation, Ltd. (B)	39,400	311,986
CapitaLand Ascendas REIT	421,400	868,396
CapitaLand Integrated Commercial Trust	662,521	1,016,201
CapitaLand Investment, Ltd.	326,100	885,633
City Developments, Ltd.	50,600	310,866

48

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
DBS Group Holdings, Ltd.	226,572	$5,908,715
Genting Singapore, Ltd.	775,200	505,953
Grab Holdings, Ltd., Class A (A)	136,200	411,324
JOYY, Inc., ADR	10,700	325,922
Keppel Corp., Ltd.	186,031	1,038,338
Mapletree Logistics Trust	403,200	480,518
Mapletree Pan Asia Commercial Trust	289,100	365,799
Oversea-Chinese Banking Corp., Ltd.	432,478	3,986,009
Sea, Ltd., ADR (A)	45,200	2,638,324
Singapore Airlines, Ltd. (A)	166,040	673,635
Singapore Exchange, Ltd.	107,100	716,863
Singapore Technologies Engineering, Ltd.	191,300	485,173
Singapore Telecommunications, Ltd.	1,046,248	2,103,401
United Overseas Bank, Ltd.	149,857	3,455,325
UOL Group, Ltd.	59,200	291,942
Venture Corp., Ltd.	35,300	453,227
Wilmar International, Ltd.	246,100	746,552
		27,980,102
South Africa - 0.9%
Absa Group, Ltd.	136,588	1,637,857
African Rainbow Minerals, Ltd.	19,116	331,055
Anglo American Platinum, Ltd.	8,664	875,711
AngloGold Ashanti, Ltd.	68,038	1,241,880
Aspen Pharmacare Holdings, Ltd.	65,380	542,552
Bid Corp., Ltd.	55,737	1,079,939
Capitec Bank Holdings, Ltd.	14,383	1,707,623
Clicks Group, Ltd.	39,700	682,978
Discovery, Ltd. (A)	89,103	655,699
Exxaro Resources, Ltd.	40,532	530,162
FirstRand, Ltd.	848,479	3,297,593
Gold Fields, Ltd.	146,509	1,626,826
Grindrod, Ltd.	27,473	17,771
Growthpoint Properties, Ltd.	573,544	470,235
Harmony Gold Mining Company, Ltd.	87,338	316,220
Impala Platinum Holdings, Ltd.	141,296	1,717,252
Kumba Iron Ore, Ltd.	10,576	298,785
Momentum Metropolitan Holdings	35,628	37,575
Mr. Price Group, Ltd.	42,390	414,311
MTN Group, Ltd.	283,695	2,324,784
MultiChoice Group	60,892	421,998
Naspers, Ltd., N Shares	36,510	5,595,673
Nedbank Group, Ltd.	76,954	1,017,203
Northam Platinum Holdings, Ltd. (A)	55,429	639,782
Old Mutual, Ltd.	823,656	529,095
Pepkor Holdings, Ltd. (B)	276,242	355,559
Remgro, Ltd.	89,464	737,662
Sanlam, Ltd.	308,362	1,012,520
Sasol, Ltd.	95,065	1,652,796
Shoprite Holdings, Ltd.	83,109	1,223,329
Sibanye Stillwater, Ltd.	468,204	1,302,740
Standard Bank Group, Ltd.	227,380	2,392,944
The Bidvest Group, Ltd.	47,745	642,089
The Foschini Group, Ltd.	54,847	334,372
The SPAR Group, Ltd.	30,902	239,189
Vodacom Group, Ltd.	106,157	773,131
Woolworths Holdings, Ltd.	162,535	618,924
		39,295,814
South Korea - 3.5%
Alteogen, Inc. (A)	6,567	186,777
Amorepacific Corp.	5,789	582,794
AMOREPACIFIC Group	5,582	135,686
BGF retail Company, Ltd.	1,472	231,012
Celltrion Healthcare Company, Ltd.	16,920	849,293
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Celltrion Pharm, Inc. (A)	3,196	$164,009
Celltrion, Inc.	19,586	2,655,174
Cheil Worldwide, Inc.	12,892	239,118
CJ CheilJedang Corp.	1,634	492,848
CJ Corp.	2,779	163,313
CJ ENM Company, Ltd.	2,038	131,577
CJ Logistics Corp. (A)	1,686	114,390
Coway Company, Ltd.	10,873	478,703
DB Insurance Company, Ltd.	9,913	471,182
Doosan Bobcat, Inc.	10,059	275,335
Doosan Enerbility Company, Ltd. (A)	79,495	1,030,076
Ecopro BM Company, Ltd.	9,616	852,066
E-MART, Inc.	4,283	302,963
F&F Company, Ltd.	3,408	397,863
Green Cross Corp.	1,149	113,853
GS Engineering & Construction Corp.	13,011	235,318
GS Holdings Corp.	9,505	353,292
Hana Financial Group, Inc.	60,091	2,055,235
Hankook Tire & Technology Company, Ltd.	14,811	386,819
Hanmi Pharm Company, Ltd.	1,328	265,517
Hanon Systems	35,047	234,548
Hanwha Solutions Corp. (A)	22,821	903,302
HD Hyundai Company, Ltd.	9,067	448,317
HLB, Inc. (A)	19,090	480,675
HMM Company, Ltd.	53,343	919,319
Hotel Shilla Company, Ltd.	5,847	328,578
HYBE Company, Ltd. (A)	3,277	363,376
Hyundai Engineering & Construction Company, Ltd.	15,490	489,630
Hyundai Glovis Company, Ltd.	3,752	508,993
Hyundai Heavy Industries Company, Ltd. (A)	3,507	321,246
Hyundai Mobis Company, Ltd.	12,276	2,009,319
Hyundai Motor Company	27,682	3,606,434
Hyundai Steel Company	17,318	453,123
Iljin Materials Company, Ltd.	4,559	218,640
Industrial Bank of Korea	54,570	467,101
Kakao Corp.	61,970	2,719,022
Kakao Games Corp. (A)	6,890	233,489
KakaoBank Corp. (A)	23,275	451,556
Kangwon Land, Inc. (A)	18,829	361,839
KB Financial Group, Inc.	79,195	3,144,654
Kia Corp.	52,408	2,760,010
Korea Aerospace Industries, Ltd.	14,538	539,903
Korea Electric Power Corp. (A)	49,346	782,396
Korea Investment Holdings Company, Ltd.	8,954	398,022
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	8,292	499,213
Korea Zinc Company, Ltd.	1,665	804,942
Korean Air Lines Company, Ltd. (A)	34,293	672,793
Krafton, Inc. (A)	4,863	855,926
KT&G Corp.	21,864	1,659,021
Kumho Petrochemical Company, Ltd.	3,661	421,120
L&F Company, Ltd. (A)	4,484	773,201
LG Chem, Ltd.	9,847	5,620,980
LG Corp.	18,997	1,225,126
LG Display Company, Ltd.	45,796	511,082
LG Electronics, Inc.	21,185	1,598,613
LG Energy Solution, Ltd. (A)	4,186	1,893,609
LG H&H Company, Ltd.	1,871	944,180
LG Innotek Company, Ltd.	2,828	681,824
LG Uplus Corp.	41,169	380,577
Lotte Chemical Corp.	3,436	485,067

49

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Shopping Company, Ltd.	2,200	$142,987
Meritz Financial Group, Inc.	6,704	195,323
Meritz Fire & Marine Insurance Company, Ltd.	7,733	273,310
Meritz Securities Company, Ltd.	57,419	258,281
Mirae Asset Securities Company, Ltd.	60,488	308,714
NAVER Corp.	26,082	3,791,373
NCSoft Corp.	3,271	1,184,941
Netmarble Corp. (B)	4,121	154,971
NH Investment & Securities Company, Ltd.	34,062	251,395
Orion Corp.	4,696	421,690
Pan Ocean Company, Ltd.	52,964	220,329
Pearl Abyss Corp. (A)	5,838	196,628
POSCO Chemical Company, Ltd.	5,324	899,268
POSCO Holdings, Inc.	15,678	3,588,697
S-1 Corp.	3,017	147,568
Samsung Biologics Company, Ltd. (A)(B)	3,493	2,375,724
Samsung C&T Corp.	16,840	1,579,723
Samsung Electro-Mechanics Company, Ltd.	11,147	1,220,238
Samsung Electronics Company, Ltd.	950,618	45,676,198
Samsung Engineering Company, Ltd. (A)	30,952	585,182
Samsung Fire & Marine Insurance Company, Ltd.	6,459	1,013,812
Samsung Heavy Industries Company, Ltd. (A)	119,522	478,177
Samsung Life Insurance Company, Ltd.	16,668	935,710
Samsung SDI Company, Ltd.	10,933	6,171,986
Samsung SDS Company, Ltd.	6,837	668,058
Samsung Securities Company, Ltd.	13,885	375,759
SD Biosensor, Inc.	7,312	184,992
Seegene, Inc.	7,338	171,765
Shinhan Financial Group Company, Ltd.	92,359	2,677,499
SK Biopharmaceuticals Company, Ltd. (A)	6,063	342,691
SK Bioscience Company, Ltd. (A)	4,587	293,396
SK Chemicals Company, Ltd.	2,278	155,527
SK Hynix, Inc.	108,713	7,175,061
SK IE Technology Company, Ltd. (A)(B)	4,928	252,257
SK Innovation Company, Ltd. (A)	10,982	1,519,473
SK Square Company, Ltd. (A)	19,826	574,411
SK Telecom Company, Ltd.	5,119	195,165
SK, Inc.	7,327	1,236,688
SKC Company, Ltd.	4,086	354,409
S-Oil Corp.	8,846	585,676
Woori Financial Group, Inc.	102,367	1,022,640
Yuhan Corp.	9,888	441,988
		145,634,659
Spain - 1.1%
Acciona SA	3,122	610,682
ACS Actividades de Construccion y Servicios SA	31,003	879,944
Aena SME SA (A)(B)	9,455	1,220,017
Amadeus IT Group SA (A)	57,444	3,105,867
Banco Bilbao Vizcaya Argentaria SA	852,087	5,021,407
Banco Santander SA	2,213,719	6,605,404
CaixaBank SA	558,831	2,077,642
Cellnex Telecom SA (A)(B)	69,142	2,377,703
EDP Renovaveis SA	35,662	829,578
Enagas SA	29,437	531,712
Endesa SA	39,832	737,085
Ferrovial SA	61,442	1,652,324
Grifols SA (A)	38,137	408,600
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA	760,265	$8,589,073
Industria de Diseno Textil SA	139,515	3,641,889
Mapfre SA	16,854	32,051
Naturgy Energy Group SA	17,864	502,270
Red Electrica Corp. SA	50,513	884,408
Repsol SA	185,937	2,870,941
Siemens Gamesa Renewable Energy SA (A)	30,188	568,853
Telefonica SA	688,572	2,570,229
		45,717,679
Sweden - 1.3%
Alfa Laval AB	34,698	999,097
Alleima AB (A)	25,144	98,526
Assa Abloy AB, B Shares	118,461	2,716,239
Atlas Copco AB, A Shares	312,062	3,889,823
Atlas Copco AB, B Shares	189,193	2,147,948
Boliden AB	32,299	1,220,040
Electrolux AB, Series B	26,640	380,998
Embracer Group AB (A)	73,771	316,915
Epiroc AB, A Shares	77,189	1,486,351
Epiroc AB, B Shares	45,915	767,095
EQT AB	35,506	814,970
Essity AB, B Shares	71,644	1,754,332
Evolution AB (B)	21,544	2,219,117
Fastighets AB Balder, B Shares (A)	74,710	335,860
Getinge AB, B Shares	27,119	633,833
Hennes & Mauritz AB, B Shares	86,164	966,106
Hexagon AB, B Shares	229,595	2,625,495
Holmen AB, B Shares	10,949	452,611
Husqvarna AB, B Shares	49,497	388,584
Industrivarden AB, A Shares	19,894	513,426
Industrivarden AB, C Shares	13,620	348,899
Indutrade AB	31,205	672,158
Investment AB Latour, B Shares	17,001	336,395
Investor AB, A Shares	53,289	1,026,063
Investor AB, B Shares	221,780	4,127,518
Kinnevik AB, B Shares (A)	28,668	441,914
L.E. Lundbergforetagen AB, B Shares	8,929	390,103
Lifco AB, B Shares	27,106	469,532
Nibe Industrier AB, B Shares	178,449	1,684,732
Sagax AB, B Shares	22,250	494,733
Sandvik AB	125,721	2,309,710
Securitas AB, B Shares	37,493	307,550
Sinch AB (A)(B)	65,426	212,723
Skandinaviska Enskilda Banken AB, A Shares	191,786	2,211,437
Skanska AB, B Shares	40,285	655,813
SKF AB, B Shares	45,262	753,650
Svenska Cellulosa AB SCA, B Shares	71,080	966,456
Svenska Handelsbanken AB, A Shares	168,886	1,715,519
Swedbank AB, A Shares	105,192	1,711,825
Swedish Match AB	184,586	2,026,794
Swedish Orphan Biovitrum AB (A)	19,981	432,272
Tele2 AB, B Shares	65,684	583,489
Telefonaktiebolaget LM Ericsson, B Shares	343,744	2,169,596
Telia Company AB	310,024	847,210
Volvo AB, A Shares	11,006	209,607
Volvo AB, B Shares	191,314	3,514,752
Volvo Car AB, B Shares (A)	70,045	350,991
		55,698,807
Switzerland - 5.7%
ABB, Ltd.	239,374	7,523,091
Accelleron Industries AG (A)	11,968	243,154

50

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Adecco Group AG	23,421	$796,235
Alcon, Inc.	73,060	5,038,191
Bachem Holding AG	4,501	441,001
Baloise Holding AG	7,402	1,119,492
Barry Callebaut AG	506	1,033,457
Chocoladefabriken Lindt & Spruengli AG	15	1,544,832
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	158	1,662,053
Cie Financiere Richemont SA, A Shares	76,246	10,107,780
Clariant AG (A)	31,029	504,216
Coca-Cola HBC AG (A)	50,199	1,227,918
Credit Suisse Group AG	389,450	1,191,236
EMS-Chemie Holding AG	972	677,246
Geberit AG	5,165	2,475,862
Givaudan SA	1,342	4,536,867
Glencore PLC	2,476,727	16,901,540
Holcim, Ltd. (A)	80,934	4,227,979
Julius Baer Group, Ltd.	32,941	1,897,479
Kuehne + Nagel International AG	7,856	1,908,531
Logitech International SA	25,030	1,517,504
Lonza Group AG	10,881	5,724,412
Nestle SA	410,759	48,890,016
Novartis AG	319,980	28,463,678
Partners Group Holding AG	3,335	3,322,892
Roche Holding AG	102,668	33,533,822
Roche Holding AG, Bearer Shares	3,784	1,520,088
Schindler Holding AG	2,661	479,130
Schindler Holding AG, Participation Certificates	6,552	1,242,068
SGS SA	904	2,123,924
Sika AG	21,196	5,416,865
Sonova Holding AG	7,831	2,033,393
STMicroelectronics NV	125,553	4,859,789
Straumann Holding AG	16,276	1,899,595
Swiss Life Holding AG	4,775	2,552,639
Swiss Prime Site AG	10,771	898,575
Swiss Re AG	45,248	4,055,439
Swisscom AG	3,702	1,996,348
Temenos AG	9,199	566,872
The Swatch Group AG	3,721	179,937
The Swatch Group AG, Bearer Shares	4,922	1,317,063
UBS Group AG	516,203	9,525,333
VAT Group AG (B)	3,894	1,091,389
Zurich Insurance Group AG	22,328	10,727,198
		238,996,129
Taiwan - 2.4%
Accton Technology Corp.	56,000	498,303
Acer, Inc.	322,000	258,424
Advantech Company, Ltd.	46,265	503,610
ASE Technology Holding Company, Ltd.	372,000	1,189,749
Asia Cement Corp.	254,000	341,304
ASMedia Technology, Inc.	3,000	73,723
Asustek Computer, Inc.	80,000	695,369
AUO Corp.	720,800	380,258
Catcher Technology Company, Ltd.	77,000	459,308
Cathay Financial Holding Company, Ltd.	919,000	1,307,790
Chailease Holding Company, Ltd.	152,760	1,008,275
Chang Hwa Commercial Bank, Ltd.	522,061	297,303
Cheng Shin Rubber Industry Company, Ltd.	186,000	211,943
China Airlines, Ltd.	311,000	185,580
China Development Financial Holding Corp.	1,799,548	785,666
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Steel Corp.	1,304,000	$1,237,867
Chunghwa Telecom Company, Ltd.	426,000	1,568,069
Compal Electronics, Inc.	461,000	324,635
CTBC Financial Holding Company, Ltd.	1,946,000	1,461,832
Delta Electronics, Inc.	217,000	2,145,851
E Ink Holdings, Inc.	96,000	575,628
E.Sun Financial Holding Company, Ltd.	1,407,684	1,137,281
Eclat Textile Company, Ltd.	21,340	320,641
eMemory Technology, Inc.	7,000	341,628
Eva Airways Corp.	287,000	264,739
Evergreen Marine Corp. Taiwan, Ltd.	113,560	609,676
Far Eastern New Century Corp.	343,000	363,037
Far EasTone Telecommunications Company, Ltd.	171,000	377,582
Feng TAY Enterprise Company, Ltd.	47,920	292,832
First Financial Holding Company, Ltd.	1,150,876	982,364
Formosa Chemicals & Fibre Corp.	390,000	965,591
Formosa Petrochemical Corp.	117,000	322,398
Formosa Plastics Corp.	463,000	1,358,028
Fubon Financial Holding Company, Ltd.	843,255	1,674,890
Giant Manufacturing Company, Ltd.	33,000	247,950
Globalwafers Company, Ltd.	24,000	372,710
Hon Hai Precision Industry Company, Ltd.	1,392,800	4,560,426
Hotai Motor Company, Ltd.	33,000	700,180
Hua Nan Financial Holdings Company, Ltd.	949,104	702,831
Innolux Corp.	1,004,550	409,237
Inventec Corp.	260,000	209,807
Largan Precision Company, Ltd.	11,000	828,803
Lite-On Technology Corp.	221,000	471,647
MediaTek, Inc.	169,000	4,083,684
Mega Financial Holding Company, Ltd.	1,239,225	1,290,602
Micro-Star International Company, Ltd.	76,000	306,287
momo.com, Inc.	7,200	142,044
Nan Ya Plastics Corp.	533,000	1,333,123
Nan Ya Printed Circuit Board Corp.	25,000	223,865
Nanya Technology Corp.	141,000	263,123
Nien Made Enterprise Company, Ltd.	19,000	180,374
Novatek Microelectronics Corp.	65,000	636,888
Pegatron Corp.	221,000	446,149
Pou Chen Corp.	256,000	269,632
Powerchip Semiconductor Manufacturing Corp.	293,000	321,315
President Chain Store Corp.	61,000	539,276
Quanta Computer, Inc.	299,000	696,890
Realtek Semiconductor Corp.	50,000	519,797
Ruentex Development Company, Ltd.	193,464	292,040
Shin Kong Financial Holding Company, Ltd.	1,571,988	456,640
SinoPac Financial Holdings Company, Ltd.	1,128,777	669,211
Synnex Technology International Corp.	154,000	292,851
Taishin Financial Holding Company, Ltd.	1,177,172	582,261
Taiwan Cement Corp.	670,442	739,059
Taiwan Cooperative Financial Holding Company, Ltd.	1,056,840	917,686
Taiwan High Speed Rail Corp.	179,000	168,328
Taiwan Mobile Company, Ltd.	184,000	569,931
Taiwan Semiconductor Manufacturing Company, Ltd.	2,740,816	44,017,104
The Shanghai Commercial & Savings Bank, Ltd.	385,000	636,185
Unimicron Technology Corp.	140,000	720,712
Uni-President Enterprises Corp.	532,000	1,141,839
United Microelectronics Corp. (A)	1,323,000	1,992,880

51

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Vanguard International Semiconductor Corp.	100,000	$271,561
Voltronic Power Technology Corp.	7,000	397,280
Walsin Lihwa Corp.	290,000	446,155
Wan Hai Lines, Ltd.	79,545	199,167
Win Semiconductors Corp.	37,000	190,630
Winbond Electronics Corp.	335,000	233,859
Wiwynn Corp.	10,000	288,579
WPG Holdings, Ltd.	171,960	271,452
Yageo Corp.	38,646	587,552
Yang Ming Marine Transport Corp.	195,000	424,245
Yuanta Financial Holding Company, Ltd.	1,110,834	817,338
Zhen Ding Technology Holding, Ltd.	77,000	301,568
		101,903,927
Thailand - 0.6%
Advanced Info Service PCL, NVDR	224,200	1,205,035
Airports of Thailand PCL, NVDR (A)	805,000	1,719,221
Asset World Corp. PCL	96,000	17,290
Asset World Corp. PCL, NVDR	1,435,100	258,472
B. Grimm Power PCL, NVDR	170,400	182,691
Bangkok Commercial Asset Management PCL, NVDR	332,300	142,109
Bangkok Dusit Medical Services PCL, NVDR	1,950,900	1,680,637
Bangkok Expressway & Metro PCL, NVDR	1,368,400	364,072
Berli Jucker PCL, NVDR	223,700	218,647
BTS Group Holdings PCL, NVDR	1,434,100	343,085
Bumrungrad Hospital PCL, NVDR	90,100	582,805
Carabao Group PCL, NVDR	55,100	149,919
Central Pattana PCL, NVDR	381,800	789,844
Central Retail Corp. PCL, NVDR	328,733	404,094
Charoen Pokphand Foods PCL, NVDR	736,000	499,368
CP ALL PCL, NVDR	1,099,100	2,034,917
Delta Electronics Thailand PCL, NVDR	58,700	1,129,385
Electricity Generating PCL, NVDR	51,400	250,967
Energy Absolute PCL, NVDR	315,900	869,954
Global Power Synergy PCL, NVDR	133,700	265,717
Gulf Energy Development PCL	15,000	22,687
Gulf Energy Development PCL, NVDR	532,100	804,797
Home Product Center PCL, NVDR	1,092,500	458,354
Indorama Ventures PCL, NVDR	321,500	389,778
Intouch Holdings PCL, NVDR	210,200	442,005
JMT Network Services PCL, NVDR	120,900	231,380
Krung Thai Bank PCL, NVDR	702,200	352,389
Krungthai Card PCL, NVDR	166,100	278,518
Land & Houses PCL, NVDR	1,630,500	445,243
Minor International PCL, NVDR (A)	577,200	508,119
Muangthai Capital PCL, NVDR	141,100	149,675
Osotspa PCL, NVDR	260,000	209,299
PTT Exploration & Production PCL, NVDR	257,200	1,371,395
PTT Global Chemical PCL, NVDR	443,400	607,415
PTT Oil & Retail Business PCL, NVDR	555,800	385,567
PTT PCL, NVDR	1,892,000	1,790,327
Ratch Group PCL, NVDR	231,700	270,289
SCB X PCL, NVDR	161,600	485,201
SCG Packaging PCL, NVDR	258,700	407,707
Srisawad Corp. PCL, NVDR	133,600	173,362
Thai Oil PCL, NVDR	203,000	320,844
Thai Union Group PCL, NVDR	541,200	262,928
The Siam Cement PCL, NVDR	148,100	1,416,117
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
True Corp. PCL, NVDR	2,181,800	$281,838
		25,173,463
Turkey - 0.1%
Akbank TAS	390,439	365,213
Aselsan Elektronik Sanayi Ve Ticaret AS	85,168	222,870
BIM Birlesik Magazalar AS	53,059	384,754
Eregli Demir ve Celik Fabrikalari TAS	169,478	387,335
Ford Otomotiv Sanayi AS	8,059	192,402
Haci Omer Sabanci Holding AS	126,386	287,459
KOC Holding AS	96,618	367,928
Petkim Petrokimya Holding AS (A)	1	1
Turk Hava Yollari AO (A)	70,418	455,475
Turkcell Iletisim Hizmetleri AS	148,062	270,380
Turkiye Is Bankasi AS, Class C	470,794	264,954
Turkiye Petrol Rafinerileri AS (A)	14,020	362,250
Turkiye Sise ve Cam Fabrikalari AS	169,585	357,677
		3,918,698
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	528,973	1,411,452
Abu Dhabi Islamic Bank PJSC	274,803	720,000
Abu Dhabi National Oil Company for Distribution PJSC	580,227	720,063
Aldar Properties PJSC	734,261	953,049
Dubai Islamic Bank PJSC	552,204	856,710
Emaar Properties PJSC	775,718	1,289,716
Emirates NBD Bank PJSC	358,772	1,295,673
Emirates Telecommunications Group Company PJSC	660,775	4,646,321
First Abu Dhabi Bank PJSC	837,349	4,015,725
NMC Health PLC (A)	5,577	112
		15,908,821
United Kingdom - 13.0%
3i Group PLC	247,218	4,061,922
abrdn PLC	580,997	1,376,967
Admiral Group PLC	45,668	1,116,495
Anglo American PLC	318,302	13,233,497
Ashtead Group PLC	111,486	6,804,539
Associated British Foods PLC	89,009	1,707,087
AstraZeneca PLC	388,095	52,525,245
Auto Trader Group PLC (B)	235,596	1,626,398
AVEVA Group PLC	29,865	1,158,949
Aviva PLC	728,140	3,931,437
BAE Systems PLC	788,400	7,808,135
Barclays PLC	4,180,512	8,177,418
Barratt Developments PLC	258,188	1,248,544
BP PLC	4,871,452	29,091,133
British American Tobacco PLC	545,684	22,374,227
BT Group PLC	1,738,133	2,557,692
Bunzl PLC	84,187	3,113,501
Burberry Group PLC	99,984	2,642,570
CNH Industrial NV	129,633	2,089,285
Coca-Cola Europacific Partners PLC	25,878	1,373,863
Compass Group PLC	446,865	10,187,642
Croda International PLC	34,941	2,889,466
Diageo PLC	580,008	26,786,038
Entain PLC	146,861	2,514,231
Ferguson PLC	54,755	6,207,653
GSK PLC	1,019,029	17,327,706
Haleon PLC (A)	1,271,792	4,420,068
Halma PLC	95,131	2,523,484
Hargreaves Lansdown PLC	89,326	920,373
HSBC Holdings PLC	5,076,345	31,101,587
Imperial Brands PLC	226,472	5,825,125

52

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Informa PLC	373,284	$2,799,379
InterContinental Hotels Group PLC	46,186	2,688,184
Intertek Group PLC	40,154	1,968,744
J Sainsbury PLC	433,747	1,169,935
JD Sports Fashion PLC	643,989	992,597
Johnson Matthey PLC	46,607	1,183,133
Kingfisher PLC	512,967	1,500,125
Land Securities Group PLC	175,103	1,306,517
Legal & General Group PLC	1,525,792	4,680,534
Lloyds Banking Group PLC	17,804,821	10,159,717
London Stock Exchange Group PLC	82,485	8,259,706
M&G PLC	642,971	1,502,422
Melrose Industries PLC	1,093,190	1,768,518
Mondi PLC	121,743	2,300,210
National Grid PLC	910,604	11,201,457
NatWest Group PLC	1,308,441	4,161,266
Next PLC	32,948	2,354,705
Ocado Group PLC (A)	144,160	1,091,403
Pearson PLC	169,692	2,047,782
Persimmon PLC	80,202	1,242,241
Phoenix Group Holdings PLC	188,621	1,351,701
Prudential PLC	693,239	8,246,106
Reckitt Benckiser Group PLC	178,867	12,836,175
RELX PLC	483,851	13,567,694
Rentokil Initial PLC	464,597	3,060,663
Rio Tinto PLC	281,373	18,941,739
Rolls-Royce Holdings PLC (A)	2,089,511	2,315,290
Schroders PLC	194,617	1,050,479
Segro PLC	301,655	2,919,227
Severn Trent PLC	61,283	2,016,969
Shell PLC	1,905,907	55,778,106
Smith & Nephew PLC	220,193	2,902,419
Smiths Group PLC	96,535	1,857,951
Spirax-Sarco Engineering PLC	18,405	2,513,608
SSE PLC	266,527	5,527,941
St. James's Place PLC	137,919	1,938,477
Standard Chartered PLC	650,694	4,847,064
Taylor Wimpey PLC	923,973	1,164,608
Tesco PLC	1,908,705	5,258,981
The Berkeley Group Holdings PLC	28,089	1,302,594
The British Land Company PLC	218,027	1,045,534
The Sage Group PLC	253,062	2,454,577
Unilever PLC	641,435	32,072,615
United Utilities Group PLC	167,385	2,076,239
Vodafone Group PLC	6,754,489	7,481,728
Whitbread PLC	50,287	1,588,036
WPP PLC	285,686	3,002,480
		542,219,853
United States - 0.0%
Bausch Health Companies, Inc. (A)	64,946	455,296
Brookfield Renewable Corp., Class A	29,881	973,412
Legend Biotech Corp., ADR (A)	9,314	479,764
Parade Technologies, Ltd.	8,255	216,645
		2,125,117
TOTAL COMMON STOCKS (Cost $4,226,489,269)		$3,930,890,261
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Banco Bradesco SA	1,040,887	3,125,058
Braskem SA, A Shares	36,800	199,553
Centrais Eletricas Brasileiras SA, B Shares	52,700	498,428
Cia Energetica de Minas Gerais	267,295	591,316
Gerdau SA	219,200	1,333,528
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Itau Unibanco Holding SA	925,000	$4,634,492
Itausa SA	983,540	1,683,031
Petroleo Brasileiro SA	917,400	4,713,092
		16,778,498
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, B Shares	27,726	2,764,979
Colombia - 0.0%
Bancolombia SA	166,816	1,105,311
Germany - 0.2%
Bayerische Motoren Werke AG	9,013	782,097
Henkel AG & Company KGaA	29,679	2,122,839
Porsche Automobil Holding SE	24,473	1,504,330
Sartorius AG	3,867	1,453,832
Volkswagen AG	29,624	4,375,801
		10,238,899
South Korea - 0.2%
Hyundai Motor Company	4,455	285,936
Hyundai Motor Company, 2nd Preferred	7,209	454,399
LG Chem, Ltd.	1,503	387,102
LG H&H Company, Ltd.	398	85,122
Samsung Electronics Company, Ltd.	163,142	7,015,378
		8,227,937
TOTAL PREFERRED SECURITIES (Cost $44,920,370)		$39,115,624
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	898
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	50,460	405
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	72,322	64,201
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	5,503	492
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (A)	6,072	519
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	12,759	3,177
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	244
TOTAL WARRANTS (Cost $0)		$69,936
RIGHTS - 0.0%
Credit Suisse Group AG (Expiration Date: 12-9-22; Strike Price: CHF 2.52) (A)	389,450	36,218
HLB, Inc. (Expiration Date: 12-5-22; Strike Price: KRW 25,200.00) (A)	1,709	2,397
Thai Union Frozen Products PCL (Expiration Date: 1-31-23) (A)(C)(D)	15,370	0
The Shanghai Commercial & Savings Bank, Ltd. (Expiration Date: 12-9-22; Strike Price: TWD 37.00) (A)	28,220	12,601
TOTAL RIGHTS (Cost $0)		$51,216

53

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.5%
U.S. Government Agency - 4.5%
Federal Home Loan Bank Discount Note
3.250%, 12/05/2022 *	$1,900,000	$1,899,154
3.250%, 12/06/2022 *	4,200,000	4,197,662
3.250%, 12/09/2022 *	7,700,000	7,693,008
3.540%, 12/02/2022 *	37,100,000	37,095,869
3.550%, 12/07/2022 *	92,400,000	92,338,289
3.585%, 12/12/2022 *	36,700,000	36,655,076
Federal Home Loan Mortgage Corp. Discount Note
3.400%, 12/15/2022 *	4,000,000	3,993,769
3.490%, 12/05/2022 *	4,800,000	4,797,863
TOTAL SHORT-TERM INVESTMENTS (Cost $188,686,125)		$188,670,690
Total Investments (International Strategic Equity Allocation Fund) (Cost $4,460,095,764) - 99.8%		$4,158,797,727
Other assets and liabilities, net - 0.2%		7,625,746
TOTAL NET ASSETS - 100.0%		$4,166,423,473
International Strategic Equity Allocation Fund (continued)
Currency Abbreviations
CHF	Swiss Franc
KRW	Korean Won
THB	Thai Bhat
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	247	Long	Dec 2022	$18,633,154	$18,382,975	$(250,179)
Mini MSCI EAFE Index Futures	1,244	Long	Dec 2022	112,068,344	123,093,800	11,025,456
Mini MSCI Emerging Markets Index Futures	1,064	Long	Dec 2022	50,160,128	52,162,600	2,002,472
S&P/TSX 60 Index Futures	113	Long	Dec 2022	19,529,822	20,838,405	1,308,583
						$14,086,332

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 4.9%
Entertainment – 0.8%
Madison Square Garden Entertainment Corp. (A)	120,500	$5,798,460
Madison Square Garden Sports Corp.	32,059	5,220,488
		11,018,948
Media – 4.1%
DISH Network Corp., Class A (A)	321,841	5,165,548
News Corp., Class A	1,681,842	32,207,274
Paramount Global, Class B (B)	558,075	11,206,146
Scholastic Corp.	261,010	10,732,731
		59,311,699
		70,330,647
Consumer discretionary – 8.3%
Automobiles – 1.0%
General Motors Company	373,200	15,136,992
Diversified consumer services – 1.5%
Bright Horizons Family Solutions, Inc. (A)	151,700	11,256,140
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Strategic Education, Inc.	127,895	$10,461,811
		21,717,951
Hotels, restaurants and leisure – 0.8%
Compass Group PLC	489,708	11,164,329
Household durables – 0.8%
Mohawk Industries, Inc. (A)	106,785	10,820,524
Specialty retail – 2.3%
Bath & Body Works, Inc.	209,300	8,895,250
Best Buy Company, Inc.	134,100	11,438,730
Burlington Stores, Inc. (A)	68,100	13,325,808
		33,659,788
Textiles, apparel and luxury goods – 1.9%
adidas AG	37,832	4,876,846
Ralph Lauren Corp.	205,753	23,274,779
		28,151,625
		120,651,209
Consumer staples – 8.0%
Beverages – 2.5%
Carlsberg A/S, Class B	101,703	12,856,798
Constellation Brands, Inc., Class A	46,600	11,992,510

54

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp. (A)	104,300	$10,728,298
		35,577,606
Food and staples retailing – 1.6%
Sysco Corp.	267,409	23,133,553
Food products – 3.4%
Bunge, Ltd.	124,765	13,080,363
Campbell Soup Company	132,183	7,094,262
Flowers Foods, Inc.	970,824	29,173,261
		49,347,886
Household products – 0.5%
Kimberly-Clark Corp.	52,918	7,177,268
		115,236,313
Energy – 8.7%
Energy equipment and services – 5.3%
Expro Group Holdings NV (A)	774,337	13,450,234
NOV, Inc.	483,367	10,856,423
SEACOR Marine Holdings, Inc. (A)	358,073	2,918,295
TechnipFMC PLC (A)	2,724,244	33,780,626
Tidewater, Inc. (A)(B)	513,678	15,615,811
		76,621,389
Oil, gas and consumable fuels – 3.4%
Cameco Corp.	631,299	15,391,070
Canadian Natural Resources, Ltd.	120,670	7,206,412
Equitrans Midstream Corp.	2,143,503	17,983,990
Imperial Oil, Ltd.	144,443	8,240,473
		48,821,945
		125,443,334
Financials – 16.6%
Banks – 5.5%
Fifth Third Bancorp	777,829	28,281,862
Popular, Inc.	199,791	14,588,739
Signature Bank	89,195	12,442,703
Webster Financial Corp.	342,192	18,594,713
Westamerica BanCorp	82,233	5,077,888
		78,985,905
Capital markets – 2.7%
Main Street Capital Corp. (B)	202,769	7,753,887
Open Lending Corp., Class A (A)	673,600	4,762,352
State Street Corp.	330,482	26,329,501
		38,845,740
Consumer finance – 0.6%
OneMain Holdings, Inc.	236,200	9,296,832
Diversified financial services – 1.5%
Apollo Global Management, Inc.	139,500	9,679,905
Groupe Bruxelles Lambert SA	35,278	2,847,460
Jackson Financial, Inc., Class A (B)	258,194	9,643,546
		22,170,911
Insurance – 6.3%
Brown & Brown, Inc.	250,490	14,926,699
CNA Financial Corp.	312,872	13,322,090
Kemper Corp.	286,083	16,283,844
Loews Corp.	254,639	14,807,258
Marsh & McLennan Companies, Inc.	41,592	7,202,903
RenaissanceRe Holdings, Ltd.	129,118	24,391,681
		90,934,475
		240,233,863
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 10.5%
Biotechnology – 0.1%
Galapagos NV (A)	38,133	$1,519,883
Health care equipment and supplies – 3.2%
Dentsply Sirona, Inc.	397,392	12,025,082
Koninklijke Philips NV	819,205	12,275,466
Zimmer Biomet Holdings, Inc.	188,376	22,623,958
		46,924,506
Health care providers and services – 5.5%
Cardinal Health, Inc.	196,537	15,756,371
Centene Corp. (A)	157,535	13,713,422
Fresenius SE & Company KGaA	262,018	7,300,552
Patterson Companies, Inc.	370,808	10,545,780
Select Medical Holdings Corp.	1,281,333	31,495,165
		78,811,290
Life sciences tools and services – 0.9%
Charles River Laboratories International, Inc. (A)	59,300	13,554,201
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (A)	421,600	5,425,992
Viatris, Inc.	573,200	6,322,396
		11,748,388
		152,558,268
Industrials – 13.2%
Aerospace and defense – 3.6%
Rolls-Royce Holdings PLC (A)	12,160,775	13,474,726
Spirit AeroSystems Holdings, Inc., Class A	414,500	10,864,045
Textron, Inc.	391,056	27,913,577
		52,252,348
Air freight and logistics – 0.7%
CH Robinson Worldwide, Inc.	101,326	10,154,892
Airlines – 0.7%
Southwest Airlines Company (A)	263,200	10,504,312
Building products – 1.0%
Trane Technologies PLC	79,035	14,101,425
Electrical equipment – 0.7%
Rockwell Automation, Inc.	39,757	10,504,595
Machinery – 4.3%
Alstom SA	345,653	9,075,451
PACCAR, Inc.	189,635	20,084,243
Stanley Black & Decker, Inc.	240,100	19,620,972
The Middleby Corp. (A)	87,400	12,602,206
		61,382,872
Professional services – 0.4%
Equifax, Inc.	27,700	5,467,149
Road and rail – 1.2%
JB Hunt Transport Services, Inc.	91,300	16,789,157
Trading companies and distributors – 0.6%
Ashtead Group PLC	147,770	9,019,089
		190,175,839
Information technology – 6.4%
Communications equipment – 1.3%
Arista Networks, Inc. (A)	57,810	8,052,933
Motorola Solutions, Inc.	38,500	10,479,700
		18,532,633
Electronic equipment, instruments and components – 1.4%
Corning, Inc.	249,900	8,529,087

55

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
National Instruments Corp.	300,401	$12,322,449
		20,851,536
IT services – 0.8%
Global Payments, Inc.	110,200	11,436,556
Semiconductors and semiconductor equipment – 1.1%
Marvell Technology, Inc.	285,700	13,290,764
MKS Instruments, Inc.	32,700	2,742,222
		16,032,986
Technology hardware, storage and peripherals – 1.8%
Western Digital Corp. (A)	693,900	25,500,820
		92,354,531
Materials – 7.8%
Chemicals – 1.7%
Corteva, Inc.	154,742	10,392,473
PPG Industries, Inc.	37,512	5,072,373
The Scotts Miracle-Gro Company (B)	163,879	9,165,752
		24,630,598
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	568,044	17,206,053
Vulcan Materials Company	51,528	9,446,628
		26,652,681
Containers and packaging – 1.3%
Ball Corp.	162,000	9,084,960
Westrock Company	248,200	9,411,744
		18,496,704
Metals and mining – 3.0%
AngloGold Ashanti, Ltd., ADR	445,383	8,163,870
Franco-Nevada Corp.	99,545	14,540,830
Freeport-McMoRan, Inc.	157,236	6,257,993
Fresnillo PLC	1,321,174	14,495,325
		43,458,018
		113,238,001
Real estate – 6.5%
Equity real estate investment trusts – 6.5%
Apartment Investment and Management Company, Class A	1,018,891	8,538,307
Digital Realty Trust, Inc.	23,000	2,586,580
Equity Commonwealth	477,080	12,924,097
Equity Residential	116,355	7,546,785
Omega Healthcare Investors, Inc.	64,100	1,940,948
Rayonier, Inc.	365,754	13,123,254
Regency Centers Corp.	190,684	12,667,138
Rexford Industrial Realty, Inc.	170,223	9,411,630
SBA Communications Corp.	9,100	2,723,630
Simon Property Group, Inc.	28,600	3,415,984
Vornado Realty Trust	234,707	5,935,740
Weyerhaeuser Company	391,145	12,794,353
		93,608,446
Utilities – 4.8%
Electric utilities – 4.3%
FirstEnergy Corp.	676,072	27,881,209
PG&E Corp. (A)	2,180,408	34,232,406
		62,113,615
Multi-utilities – 0.5%
CenterPoint Energy, Inc.	236,143	7,346,409
		69,460,024
TOTAL COMMON STOCKS (Cost $1,093,488,619)		$1,383,290,475
Mid Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.9%
Short-term funds – 5.9%
John Hancock Collateral Trust, 3.8739% (C)(D)	2,197,324	$21,959,402
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6508% (C)	2,019,929	2,019,929
T. Rowe Price Government Reserve Fund, 3.7956% (C)	61,224,630	61,224,630
TOTAL SHORT-TERM INVESTMENTS (Cost $85,199,658)		$85,203,961
Total Investments (Mid Value Fund) (Cost $1,178,688,277) – 101.6%		$1,468,494,436
Other assets and liabilities, net – (1.6%)		(22,447,216)
TOTAL NET ASSETS – 100.0%		$1,446,047,220
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $21,101,272.
(C)	The rate shown is the annualized seven-day yield as of 11-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 14.3%
Entertainment – 0.6%
CTS Eventim AG & Company KGaA (A)	8,150	$510,564
Sea, Ltd., ADR (A)	6,400	373,568
		884,132
Interactive media and services – 13.7%
Alphabet, Inc., Class A (A)	83,320	8,414,487
Baidu, Inc., ADR (A)	37,435	4,065,441
Kanzhun, Ltd., ADR (A)	21,532	405,232
Meta Platforms, Inc., Class A (A)	74,497	8,798,096
Pinterest, Inc., Class A (A)	38,905	988,965
VK Company, Ltd., GDR (A)(B)	159,991	29,438
		22,701,659
		23,585,791
Consumer discretionary – 27.2%
Automobiles – 0.3%
Rivian Automotive, Inc., Class A (A)(C)	12,906	413,508
Hotels, restaurants and leisure – 2.8%
Booking Holdings, Inc. (A)	956	1,987,954
Tongcheng Travel Holdings, Ltd. (A)	471,600	1,026,823
Trip.com Group, Ltd., ADR (A)	52,531	1,678,365
		4,693,142
Internet and direct marketing retail – 23.0%
Alibaba Group Holding, Ltd., ADR (A)	74,577	6,529,962
Amazon.com, Inc. (A)	101,453	9,794,273
Boohoo Group PLC (A)	298,035	152,742
Coupang, Inc. (A)	78,136	1,522,089
Deliveroo PLC (A)(D)	780,923	815,380
Delivery Hero SE (A)(D)	105,302	4,609,350
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)(C)	114,379	79,116
DoorDash, Inc., Class A (A)	17,613	1,025,957
Etsy, Inc. (A)	16,328	2,156,766

56

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
MercadoLibre, Inc. (A)	516	$480,388
Naspers, Ltd., N Shares	16,624	2,547,863
Wayfair, Inc., Class A (A)(C)	9,030	330,859
Zalando SE (A)(D)	255,780	8,045,002
		38,089,747
Specialty retail – 1.1%
Auto1 Group SE (A)(D)	126,284	1,103,360
Warby Parker, Inc., Class A (A)(C)	46,753	796,204
		1,899,564
		45,095,961
Health care – 0.5%
Health care technology – 0.5%
Veeva Systems, Inc., Class A (A)	4,701	894,882
Information technology – 53.3%
Communications equipment – 1.3%
Arista Networks, Inc. (A)	15,551	2,166,254
IT services – 5.0%
Accenture PLC, Class A	22,555	6,787,476
Adyen NV (A)(D)	280	441,089
MongoDB, Inc. (A)	6,706	1,023,939
		8,252,504
Semiconductors and semiconductor equipment – 16.4%
Advanced Micro Devices, Inc. (A)	84,995	6,598,162
ASML Holding NV, NYRS	2,213	1,345,770
Lam Research Corp.	4,025	1,901,330
Marvell Technology, Inc.	27,294	1,269,717
Micron Technology, Inc.	28,285	1,630,630
NVIDIA Corp.	51,309	8,683,022
Qualcomm, Inc.	40,770	5,156,997
Taiwan Semiconductor Manufacturing Company, Ltd.	37,000	594,214
		27,179,842
Software – 26.6%
Fortinet, Inc. (A)	64,561	3,432,063
Gen Digital, Inc.	28,613	656,954
HubSpot, Inc. (A)	2,778	841,817
Intuit, Inc.	5,321	2,168,786
Microsoft Corp.	54,229	13,835,989
Qualtrics International, Inc., Class A (A)	173,678	1,781,936
salesforce.com, Inc. (A)	81,387	13,042,267
ServiceNow, Inc. (A)	3,691	1,536,563
TeamViewer AG (A)(D)	97,537	1,270,601
Workday, Inc., Class A (A)	17,176	2,883,850
Zoom Video Communications, Inc., Class A (A)	33,697	2,541,765
		43,992,591
Technology hardware, storage and peripherals – 4.0%
Pure Storage, Inc., Class A (A)	161,678	4,719,381
Samsung Electronics Company, Ltd.	28,898	1,388,519
Western Digital Corp. (A)	13,900	510,825
		6,618,725
		88,209,916
Real estate – 0.4%
Real estate management and development – 0.4%
KE Holdings, Inc., ADR (A)	31,970	540,932
Opendoor Technologies, Inc. (A)	49,203	91,026
		631,958
TOTAL COMMON STOCKS (Cost $165,104,434)		$158,418,508
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.3%
John Hancock Collateral Trust, 3.8739% (E)(F)	141,397	$1,413,083
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6508% (E)	2,224,257	2,224,257
T. Rowe Price Government Reserve Fund, 3.7956% (E)	3,533,878	3,533,878
TOTAL SHORT-TERM INVESTMENTS (Cost $7,170,874)		$7,171,218
Total Investments (Science & Technology Fund) (Cost $172,275,308) – 100.0%		$165,589,726
Other assets and liabilities, net – 0.0%		33,924
TOTAL NET ASSETS – 100.0%		$165,623,650
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $1,384,100.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 11-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.6%
Communication services – 6.9%
Diversified telecommunication services – 0.7%
AT&T, Inc.	709,904	$13,686,949
Lumen Technologies, Inc.	93,773	512,938
Verizon Communications, Inc.	420,168	16,378,149
		30,578,036
Entertainment – 1.1%
Activision Blizzard, Inc.	82,956	6,134,596
Electronic Arts, Inc.	30,563	3,997,029
Live Nation Entertainment, Inc. (A)	16,363	1,190,572
Netflix, Inc. (A)	51,504	15,736,017
Take-Two Interactive Software, Inc. (A)	17,930	1,895,022
The Walt Disney Company (A)	208,261	20,382,504
Warner Brothers Discovery, Inc. (A)	246,487	2,809,952
		52,145,692
Interactive media and services – 3.9%
Alphabet, Inc., Class A (A)	747,520	75,492,045
Alphabet, Inc., Class C (A)	667,883	67,756,730
Match Group, Inc. (A)	35,009	1,770,055
Meta Platforms, Inc., Class A (A)	286,724	33,862,104
		178,880,934
Media – 1.0%
Charter Communications, Inc., Class A (A)	18,552	7,259,212
Comcast Corp., Class A	742,119	27,191,240
DISH Network Corp., Class A (A)	41,925	672,896

57

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class A	52,259	$1,695,805
Fox Corp., Class B	24,036	733,579
News Corp., Class A	63,987	1,225,351
News Corp., Class B	19,891	386,880
Omnicom Group, Inc.	34,868	2,781,072
Paramount Global, Class B (B)	84,474	1,696,238
The Interpublic Group of Companies, Inc.	66,437	2,282,775
		45,925,048
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	60,143	9,109,259
		316,638,969
Consumer discretionary – 8.8%
Auto components – 0.1%
Aptiv PLC (A)	28,837	3,076,043
BorgWarner, Inc.	25,588	1,087,746
		4,163,789
Automobiles – 1.4%
Ford Motor Company	425,411	5,913,213
General Motors Company	155,640	6,312,758
Tesla, Inc. (A)	267,977	52,175,122
		64,401,093
Distributors – 0.1%
Genuine Parts Company	14,917	2,734,734
LKQ Corp.	27,558	1,497,226
Pool Corp.	4,131	1,360,793
		5,592,753
Hotels, restaurants and leisure – 1.7%
Booking Holdings, Inc. (A)	4,479	9,313,857
Caesars Entertainment, Inc. (A)	24,840	1,262,120
Carnival Corp. (A)(B)	111,840	1,110,571
Chipotle Mexican Grill, Inc. (A)	3,186	5,183,495
Darden Restaurants, Inc.	14,116	2,074,911
Domino's Pizza, Inc.	4,023	1,563,861
Expedia Group, Inc. (A)	17,355	1,854,208
Hilton Worldwide Holdings, Inc.	31,739	4,526,616
Las Vegas Sands Corp. (A)	37,801	1,770,599
Marriott International, Inc., Class A	31,905	5,275,492
McDonald's Corp.	84,942	23,171,328
MGM Resorts International	37,623	1,386,784
Norwegian Cruise Line Holdings, Ltd. (A)(B)	48,224	792,803
Royal Caribbean Cruises, Ltd. (A)	25,423	1,523,600
Starbucks Corp.	130,478	13,334,852
Wynn Resorts, Ltd. (A)	11,959	1,000,490
Yum! Brands, Inc.	32,620	4,196,889
		79,342,476
Household durables – 0.3%
D.R. Horton, Inc.	39,065	3,359,590
Garmin, Ltd.	19,329	1,797,404
Hamilton Beach Brands Holding Company, Class B	294	4,175
Lennar Corp., A Shares	31,585	2,774,111
Mohawk Industries, Inc. (A)	6,604	669,183
Newell Brands, Inc.	47,076	610,576
NVR, Inc. (A)	385	1,786,019
PulteGroup, Inc.	28,811	1,290,157
Whirlpool Corp.	6,778	993,180
		13,284,395
Internet and direct marketing retail – 2.0%
Amazon.com, Inc. (A)	910,099	87,860,957
eBay, Inc.	56,314	2,558,908
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Etsy, Inc. (A)	13,137	$1,735,266
		92,155,131
Leisure products – 0.0%
Hasbro, Inc.	16,162	1,015,297
Multiline retail – 0.5%
Dollar General Corp.	28,288	7,232,676
Dollar Tree, Inc. (A)	26,510	3,984,188
Target Corp.	56,132	9,377,973
		20,594,837
Specialty retail – 2.2%
Advance Auto Parts, Inc.	7,709	1,163,982
AutoZone, Inc. (A)	2,490	6,421,710
Bath & Body Works, Inc.	29,556	1,256,130
Best Buy Company, Inc.	25,328	2,160,478
CarMax, Inc. (A)	20,420	1,416,331
Lowe's Companies, Inc.	82,480	17,531,124
O'Reilly Automotive, Inc. (A)	8,137	7,034,762
Ross Stores, Inc.	44,180	5,198,661
The Home Depot, Inc.	131,801	42,702,206
The TJX Companies, Inc.	148,885	11,918,244
Tractor Supply Company	14,046	3,178,750
Ulta Beauty, Inc. (A)	6,637	3,085,143
		103,067,521
Textiles, apparel and luxury goods – 0.5%
NIKE, Inc., Class B	158,342	17,368,534
Ralph Lauren Corp.	5,363	606,663
Tapestry, Inc.	31,289	1,181,786
VF Corp.	41,681	1,367,970
		20,524,953
		404,142,245
Consumer staples – 7.6%
Beverages – 2.3%
Brown-Forman Corp., Class B	29,424	2,148,540
Constellation Brands, Inc., Class A	25,918	6,669,997
Keurig Dr. Pepper, Inc.	137,713	5,325,362
Molson Coors Beverage Company, Class B	30,296	1,669,613
Monster Beverage Corp. (A)	61,508	6,326,713
PepsiCo, Inc.	222,946	41,358,712
The Coca-Cola Company	627,125	39,891,421
		103,390,358
Food and staples retailing – 1.7%
Costco Wholesale Corp.	61,680	33,260,940
Sysco Corp.	71,101	6,150,948
The Kroger Company	91,471	4,499,458
Walgreens Boots Alliance, Inc.	100,861	4,185,732
Walmart, Inc.	198,273	30,220,771
		78,317,849
Food products – 1.4%
Archer-Daniels-Midland Company	90,812	8,854,170
Campbell Soup Company	32,655	1,752,594
Conagra Brands, Inc.	77,381	2,938,930
General Mills, Inc.	95,860	8,176,858
Hormel Foods Corp.	46,897	2,204,159
Kellogg Company	41,211	3,006,342
Lamb Weston Holdings, Inc.	23,176	2,013,994
McCormick & Company, Inc.	40,568	3,455,582
Mondelez International, Inc., Class A	221,330	14,964,121
The Hershey Company	23,832	5,604,571
The J.M. Smucker Company	17,272	2,660,061
The Kraft Heinz Company	129,370	5,090,710

58

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tyson Foods, Inc., Class A	47,056	$3,118,872
		63,840,964
Household products – 1.3%
Church & Dwight Company, Inc.	29,010	2,375,049
Colgate-Palmolive Company	99,315	7,694,926
Kimberly-Clark Corp.	40,440	5,484,877
The Clorox Company	14,756	2,193,479
The Procter & Gamble Company	285,232	42,545,205
		60,293,536
Personal products – 0.1%
The Estee Lauder Companies, Inc., Class A	27,422	6,465,833
Tobacco – 0.8%
Altria Group, Inc.	292,593	13,628,982
Philip Morris International, Inc.	248,106	24,728,725
		38,357,707
		350,666,247
Energy – 7.1%
Energy equipment and services – 0.6%
Baker Hughes Company	189,087	5,487,305
Halliburton Company	169,266	6,413,489
Schlumberger, Ltd.	267,316	13,780,140
		25,680,934
Oil, gas and consumable fuels – 6.5%
APA Corp.	61,102	2,862,629
Chevron Corp.	333,354	61,107,122
ConocoPhillips	238,255	29,426,875
Coterra Energy, Inc.	145,009	4,047,201
Devon Energy Corp.	122,053	8,363,072
Diamondback Energy, Inc.	33,186	4,912,192
EOG Resources, Inc.	109,228	15,502,730
EQT Corp.	67,386	2,857,840
Exxon Mobil Corp.	769,142	85,636,270
Hess Corp.	52,602	7,569,954
Kinder Morgan, Inc.	364,027	6,960,196
Marathon Oil Corp.	127,014	3,890,439
Marathon Petroleum Corp.	92,104	11,219,188
Occidental Petroleum Corp.	139,549	9,697,260
ONEOK, Inc.	81,865	5,478,406
Phillips 66	89,722	9,729,454
Pioneer Natural Resources Company	44,012	10,386,392
Targa Resources Corp.	41,705	3,102,435
The Williams Companies, Inc.	224,548	7,791,816
Valero Energy Corp.	73,585	9,832,428
		300,373,899
		326,054,833
Financials – 11.1%
Banks – 3.8%
Bank of America Corp.	907,442	34,346,680
Citigroup, Inc.	257,001	12,441,418
Citizens Financial Group, Inc.	64,392	2,728,933
Comerica, Inc.	17,080	1,225,319
Fifth Third Bancorp	89,250	3,245,130
First Republic Bank	23,236	2,965,146
Huntington Bancshares, Inc.	186,694	2,890,023
JPMorgan Chase & Co.	378,298	52,273,218
KeyCorp	121,172	2,279,245
M&T Bank Corp.	22,754	3,868,635
Regions Financial Corp.	121,009	2,808,619
Signature Bank	7,992	1,114,884
SVB Financial Group (A)	7,513	1,741,363
The PNC Financial Services Group, Inc.	52,926	8,905,329
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Truist Financial Corp.	171,521	$8,028,898
U.S. Bancorp	174,875	7,937,576
Wells Fargo & Company	489,991	23,495,068
Zions Bancorp NA	19,464	1,008,624
		173,304,108
Capital markets – 2.9%
Ameriprise Financial, Inc.	13,782	4,574,935
BlackRock, Inc.	19,192	13,741,472
Cboe Global Markets, Inc.	13,559	1,719,824
CME Group, Inc.	45,378	8,009,217
FactSet Research Systems, Inc.	4,822	2,224,340
Franklin Resources, Inc.	36,255	971,997
Intercontinental Exchange, Inc.	70,675	7,654,809
Invesco, Ltd.	57,931	1,107,061
MarketAxess Holdings, Inc.	4,798	1,285,480
Moody's Corp.	19,888	5,931,994
Morgan Stanley	170,500	15,868,435
MSCI, Inc.	10,080	5,118,926
Nasdaq, Inc.	42,635	2,918,792
Northern Trust Corp.	26,570	2,473,933
Raymond James Financial, Inc.	25,421	2,971,715
S&P Global, Inc.	42,463	14,980,946
State Street Corp.	46,554	3,708,957
T. Rowe Price Group, Inc.	29,023	3,625,263
The Bank of New York Mellon Corp.	93,481	4,290,778
The Charles Schwab Corp.	193,992	16,012,100
The Goldman Sachs Group, Inc.	43,339	16,735,355
		135,926,329
Consumer finance – 0.5%
American Express Company	76,767	12,097,712
Capital One Financial Corp.	49,412	5,101,295
Discover Financial Services	34,940	3,786,098
Synchrony Financial	61,629	2,316,018
		23,301,123
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (A)	230,532	73,447,495
Insurance – 2.3%
Aflac, Inc.	76,112	5,474,736
American International Group, Inc.	101,021	6,375,435
Aon PLC, Class A	27,976	8,624,441
Arch Capital Group, Ltd. (A)	49,014	2,936,429
Arthur J. Gallagher & Company	27,897	5,554,572
Assurant, Inc.	7,092	909,336
Brown & Brown, Inc.	30,802	1,835,491
Chubb, Ltd.	55,402	12,165,725
Cincinnati Financial Corp.	21,172	2,349,245
Everest Re Group, Ltd.	5,184	1,751,881
Globe Life, Inc.	12,057	1,446,358
Lincoln National Corp.	20,692	805,746
Loews Corp.	26,642	1,549,232
Marsh & McLennan Companies, Inc.	66,326	11,486,337
MetLife, Inc.	89,326	6,851,304
Principal Financial Group, Inc.	31,061	2,785,550
Prudential Financial, Inc.	50,111	5,413,491
The Allstate Corp.	36,161	4,841,958
The Hartford Financial Services Group, Inc.	42,593	3,252,827
The Progressive Corp.	77,754	10,275,191
The Travelers Companies, Inc.	31,574	5,993,061
W.R. Berkley Corp.	27,190	2,074,053
Willis Towers Watson PLC	14,566	3,585,567
		108,337,966
		514,317,021

59

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 15.7%
Biotechnology – 2.8%
AbbVie, Inc.	275,356	$44,381,880
Amgen, Inc.	84,124	24,093,114
Biogen, Inc. (A)	22,678	6,920,645
Gilead Sciences, Inc.	193,970	17,036,385
Incyte Corp. (A)	28,676	2,284,617
Moderna, Inc. (A)	53,227	9,363,162
Regeneron Pharmaceuticals, Inc. (A)	16,868	12,679,676
Vertex Pharmaceuticals, Inc. (A)	40,089	12,684,160
		129,443,639
Health care equipment and supplies – 2.7%
Abbott Laboratories	239,592	25,775,307
ABIOMED, Inc. (A)(B)	6,313	2,384,988
Align Technology, Inc. (A)	9,724	1,912,322
Baxter International, Inc.	69,050	3,903,397
Becton, Dickinson and Company	39,559	9,863,641
Boston Scientific Corp. (A)	196,942	8,915,564
Dentsply Sirona, Inc.	29,433	890,643
DexCom, Inc. (A)	53,502	6,221,213
Edwards Lifesciences Corp. (A)	84,137	6,499,583
Hologic, Inc. (A)	34,582	2,633,765
IDEXX Laboratories, Inc. (A)	11,408	4,858,325
Intuitive Surgical, Inc. (A)	48,892	13,219,908
Medtronic PLC	182,227	14,403,222
ResMed, Inc.	20,173	4,643,825
STERIS PLC	13,750	2,553,925
Stryker Corp.	46,130	10,789,346
Teleflex, Inc.	6,325	1,480,809
The Cooper Companies, Inc.	6,762	2,139,159
Zimmer Biomet Holdings, Inc.	28,576	3,431,978
		126,520,920
Health care providers and services – 3.7%
AmerisourceBergen Corp.	22,468	3,835,063
Cardinal Health, Inc.	37,979	3,044,776
Centene Corp. (A)	79,114	6,886,874
Cigna Corp.	42,240	13,892,314
CVS Health Corp.	180,549	18,394,332
DaVita, Inc. (A)	7,710	568,458
Elevance Health, Inc.	33,101	17,640,185
HCA Healthcare, Inc.	29,661	7,125,165
Henry Schein, Inc. (A)	18,799	1,521,215
Humana, Inc.	17,389	9,562,211
Laboratory Corp. of America Holdings	12,484	3,004,899
McKesson Corp.	19,886	7,590,088
Molina Healthcare, Inc. (A)	8,029	2,703,926
Quest Diagnostics, Inc.	15,998	2,428,976
UnitedHealth Group, Inc.	129,245	70,795,241
Universal Health Services, Inc., Class B	8,989	1,176,211
		170,169,934
Life sciences tools and services – 1.8%
Agilent Technologies, Inc.	38,140	5,910,937
Bio-Rad Laboratories, Inc., Class A (A)	2,720	1,128,011
Bio-Techne Corp.	19,696	1,673,963
Charles River Laboratories International, Inc. (A)	6,417	1,466,734
Danaher Corp.	82,928	22,673,344
Illumina, Inc. (A)	19,968	4,354,621
IQVIA Holdings, Inc. (A)	23,471	5,117,147
Mettler-Toledo International, Inc. (A)	2,848	4,185,307
PerkinElmer, Inc.	15,923	2,224,921
Thermo Fisher Scientific, Inc.	49,558	27,763,383
Waters Corp. (A)	7,597	2,633,120
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	9,332	$2,189,847
		81,321,335
Pharmaceuticals – 4.7%
Bristol-Myers Squibb Company	290,131	23,291,717
Catalent, Inc. (A)	24,035	1,204,875
Eli Lilly & Company	107,197	39,778,663
Johnson & Johnson	358,583	63,827,774
Merck & Company, Inc.	345,908	38,091,389
Organon & Company	34,571	899,537
Pfizer, Inc.	768,474	38,523,602
Viatris, Inc.	166,610	1,837,708
Zoetis, Inc.	63,337	9,762,765
		217,218,030
		724,673,858
Industrials – 8.2%
Aerospace and defense – 1.8%
General Dynamics Corp.	29,947	7,558,323
Howmet Aerospace, Inc.	49,289	1,856,717
Huntington Ingalls Industries, Inc.	5,412	1,255,368
L3Harris Technologies, Inc.	25,543	5,800,304
Lockheed Martin Corp.	31,422	15,245,640
Northrop Grumman Corp.	19,565	10,433,819
Raytheon Technologies Corp.	197,113	19,458,995
Textron, Inc.	28,205	2,013,273
The Boeing Company (A)	73,832	13,207,068
TransDigm Group, Inc.	6,821	4,286,999
		81,116,506
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	16,223	1,625,869
Expeditors International of Washington, Inc.	21,519	2,497,495
FedEx Corp.	31,593	5,756,876
United Parcel Service, Inc., Class B	96,583	18,324,693
		28,204,933
Airlines – 0.2%
Alaska Air Group, Inc. (A)	16,540	784,658
American Airlines Group, Inc. (A)	84,319	1,216,723
Delta Air Lines, Inc. (A)	83,639	2,958,311
Southwest Airlines Company (A)	77,158	3,079,376
United Airlines Holdings, Inc. (A)	42,857	1,892,994
		9,932,062
Building products – 0.4%
A.O. Smith Corp.	16,228	985,689
Allegion PLC	11,044	1,255,151
Carrier Global Corp.	105,980	4,697,034
Fortune Brands Home & Security, Inc.	16,095	1,051,647
Johnson Controls International PLC	87,274	5,798,485
Masco Corp.	28,122	1,428,035
Trane Technologies PLC	28,974	5,169,541
		20,385,582
Commercial services and supplies – 0.5%
Cintas Corp.	11,277	5,207,493
Copart, Inc. (A)	55,801	3,714,115
Republic Services, Inc.	26,869	3,742,583
Rollins, Inc.	30,161	1,219,711
Waste Management, Inc.	49,294	8,267,590
		22,151,492
Construction and engineering – 0.1%
Quanta Services, Inc.	19,904	2,983,212
Electrical equipment – 0.5%
AMETEK, Inc.	25,818	3,677,000
Eaton Corp. PLC	44,912	7,340,866

60

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Emerson Electric Company	66,866	$6,403,757
Generac Holdings, Inc. (A)	7,094	748,559
Rockwell Automation, Inc.	12,975	3,428,255
		21,598,437
Industrial conglomerates – 0.9%
3M Company	73,700	9,283,989
General Electric Company	144,916	12,458,429
Honeywell International, Inc.	89,167	19,576,615
		41,319,033
Machinery – 1.7%
Caterpillar, Inc.	69,446	16,417,729
Cummins, Inc.	18,521	4,651,734
Deere & Company	34,255	15,106,455
Dover Corp.	18,750	2,661,563
Fortive Corp.	46,747	3,157,760
IDEX Corp.	9,895	2,349,964
Illinois Tool Works, Inc.	36,930	8,400,467
Ingersoll Rand, Inc.	52,985	2,859,600
Nordson Corp.	7,077	1,673,640
Otis Worldwide Corp.	55,512	4,334,932
PACCAR, Inc.	45,939	4,865,399
Parker-Hannifin Corp.	17,013	5,085,866
Pentair PLC	21,394	979,203
Snap-on, Inc.	6,986	1,680,832
Stanley Black & Decker, Inc.	19,618	1,603,183
Wabtec Corp.	23,908	2,416,860
Xylem, Inc.	23,487	2,638,764
		80,883,951
Professional services – 0.3%
CoStar Group, Inc. (A)	51,474	4,171,453
Equifax, Inc.	15,767	3,111,933
Jacobs Solutions, Inc.	16,790	2,124,607
Leidos Holdings, Inc.	17,976	1,965,316
Robert Half International, Inc.	14,314	1,127,657
Verisk Analytics, Inc.	20,346	3,737,764
		16,238,730
Road and rail – 0.9%
CSX Corp.	281,659	9,207,433
JB Hunt Transport Services, Inc.	10,811	1,988,035
Norfolk Southern Corp.	31,055	7,965,608
Old Dominion Freight Line, Inc.	11,984	3,626,478
Union Pacific Corp.	83,196	18,089,306
		40,876,860
Trading companies and distributors – 0.3%
Fastenal Company	90,983	4,686,534
United Rentals, Inc. (A)	11,006	3,885,448
W.W. Grainger, Inc.	7,209	4,347,460
		12,919,442
		378,610,240
Information technology – 24.1%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	31,347	4,366,637
Cisco Systems, Inc.	521,288	25,918,439
F5, Inc. (A)	7,592	1,173,799
Juniper Networks, Inc.	41,394	1,375,937
Motorola Solutions, Inc.	21,157	5,758,935
		38,593,747
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	75,254	6,052,679
CDW Corp.	17,118	3,229,140
Corning, Inc.	96,847	3,305,388
Keysight Technologies, Inc. (A)	22,584	4,085,220
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
TE Connectivity, Ltd.	40,676	$5,130,057
Teledyne Technologies, Inc. (A)	5,921	2,487,412
Trimble, Inc. (A)	30,956	1,849,621
Zebra Technologies Corp., Class A (A)	6,355	1,717,629
		27,857,146
IT services – 4.2%
Accenture PLC, Class A	79,538	23,935,370
Akamai Technologies, Inc. (A)	20,126	1,909,152
Automatic Data Processing, Inc.	52,556	13,882,142
Broadridge Financial Solutions, Inc.	14,867	2,216,818
Cognizant Technology Solutions Corp., Class A	64,914	4,038,300
DXC Technology Company (A)	29,061	862,240
EPAM Systems, Inc. (A)	7,110	2,620,604
Fidelity National Information Services, Inc.	75,752	5,498,080
Fiserv, Inc. (A)	80,261	8,376,038
FleetCor Technologies, Inc. (A)	9,546	1,872,925
Gartner, Inc. (A)	9,970	3,493,189
Global Payments, Inc.	34,665	3,597,534
IBM Corp.	114,634	17,069,003
Jack Henry & Associates, Inc.	9,246	1,750,730
Mastercard, Inc., Class A	107,113	38,175,073
Paychex, Inc.	40,515	5,025,075
PayPal Holdings, Inc. (A)	145,844	11,435,628
VeriSign, Inc. (A)	11,732	2,344,171
Visa, Inc., Class A	205,746	44,646,882
		192,748,954
Semiconductors and semiconductor equipment – 4.8%
Advanced Micro Devices, Inc. (A)	198,454	15,405,984
Analog Devices, Inc.	64,088	11,017,368
Applied Materials, Inc.	108,036	11,840,746
Broadcom, Inc.	49,731	27,403,273
Enphase Energy, Inc. (A)	17,069	5,472,151
Intel Corp.	514,329	15,465,873
KLA Corp.	17,516	6,886,415
Lam Research Corp.	16,813	7,942,125
Microchip Technology, Inc.	67,545	5,348,889
Micron Technology, Inc.	138,373	7,977,203
Monolithic Power Systems, Inc.	5,510	2,104,600
NVIDIA Corp.	308,392	52,189,178
NXP Semiconductors NV	32,161	5,655,190
ON Semiconductor Corp. (A)	53,598	4,030,570
Qorvo, Inc. (A)	12,716	1,262,063
Qualcomm, Inc.	137,370	17,375,931
Skyworks Solutions, Inc.	19,714	1,885,053
SolarEdge Technologies, Inc. (A)	7,037	2,103,078
Teradyne, Inc.	19,185	1,792,838
Texas Instruments, Inc.	113,068	20,404,251
		223,562,779
Software – 7.3%
Adobe, Inc. (A)	54,203	18,696,241
ANSYS, Inc. (A)	10,125	2,574,788
Autodesk, Inc. (A)	27,001	5,452,852
Cadence Design Systems, Inc. (A)	31,696	5,452,980
Ceridian HCM Holding, Inc. (A)	17,751	1,214,878
Fortinet, Inc. (A)	76,090	4,044,944
Gen Digital, Inc.	69,532	1,596,455
Intuit, Inc.	32,770	13,356,724
Microsoft Corp.	872,268	222,550,458
Oracle Corp.	177,753	14,758,832
Paycom Software, Inc. (A)	5,631	1,909,472
PTC, Inc. (A)	12,470	1,586,309
Roper Technologies, Inc.	12,457	5,467,253

61

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A)	115,742	$18,547,656
ServiceNow, Inc. (A)	23,346	9,718,940
Synopsys, Inc. (A)	17,566	5,964,360
Tyler Technologies, Inc. (A)	4,827	1,654,406
		334,547,548
Technology hardware, storage and peripherals – 6.4%
Apple, Inc.	1,906,433	282,209,274
Hewlett Packard Enterprise Company	164,222	2,755,645
HP, Inc.	115,703	3,475,718
NetApp, Inc.	27,638	1,868,605
Seagate Technology Holdings PLC	24,617	1,303,962
Western Digital Corp. (A)	39,172	1,439,571
		293,052,775
		1,110,362,949
Materials – 2.2%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	24,750	7,676,460
Albemarle Corp.	12,913	3,589,685
Celanese Corp.	10,976	1,177,725
CF Industries Holdings, Inc.	22,925	2,480,256
Corteva, Inc.	80,643	5,415,984
Dow, Inc.	79,999	4,077,549
DuPont de Nemours, Inc.	55,310	3,899,908
Eastman Chemical Company	13,666	1,183,749
Ecolab, Inc.	27,491	4,118,977
FMC Corp.	14,077	1,839,019
International Flavors & Fragrances, Inc.	28,066	2,969,944
Linde PLC	54,909	18,475,780
LyondellBasell Industries NV, Class A	28,282	2,404,253
PPG Industries, Inc.	25,899	3,502,063
The Mosaic Company	38,990	2,000,187
The Sherwin-Williams Company	25,610	6,381,500
		71,193,039
Construction materials – 0.1%
Martin Marietta Materials, Inc.	6,872	2,518,451
Vulcan Materials Company	14,651	2,685,968
		5,204,419
Containers and packaging – 0.2%
Amcor PLC	166,863	2,060,758
Avery Dennison Corp.	8,986	1,737,263
Ball Corp.	34,966	1,960,893
International Paper Company	40,155	1,490,554
Packaging Corp. of America	10,402	1,413,528
Sealed Air Corp.	16,021	852,798
Westrock Company	28,261	1,071,657
		10,587,451
Metals and mining – 0.3%
Ferroglobe PLC (A)(C)	4,538	0
Freeport-McMoRan, Inc.	158,258	6,298,668
Newmont Corp.	88,829	4,216,713
Nucor Corp.	29,680	4,450,516
		14,965,897
		101,950,806
Real estate – 2.3%
Equity real estate investment trusts – 2.2%
Alexandria Real Estate Equities, Inc.	17,264	2,686,451
American Tower Corp.	53,529	11,843,291
AvalonBay Communities, Inc.	16,106	2,816,939
Boston Properties, Inc.	16,566	1,194,077
Camden Property Trust	12,301	1,480,179
Crown Castle, Inc.	49,583	7,012,524
Digital Realty Trust, Inc.	32,942	3,704,657
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Equinix, Inc.	10,318	$7,126,127
Equity Residential	38,955	2,526,621
Essex Property Trust, Inc.	7,561	1,666,293
Extra Space Storage, Inc.	15,477	2,486,999
Federal Realty Investment Trust	8,432	936,795
Healthpeak Properties, Inc.	62,255	1,634,816
Host Hotels & Resorts, Inc.	83,199	1,575,789
Invitation Homes, Inc.	66,593	2,172,930
Iron Mountain, Inc.	33,342	1,811,471
Kimco Realty Corp.	71,558	1,640,109
Mid-America Apartment Communities, Inc.	13,312	2,194,883
Prologis, Inc.	107,111	12,616,605
Public Storage	18,330	5,461,607
Realty Income Corp.	71,697	4,521,930
Regency Centers Corp.	17,873	1,187,303
SBA Communications Corp.	12,281	3,675,703
Simon Property Group, Inc.	37,913	4,528,329
UDR, Inc.	35,143	1,457,380
Ventas, Inc.	46,401	2,159,039
VICI Properties, Inc.	111,062	3,798,320
Vornado Realty Trust	18,637	471,330
Welltower, Inc.	53,245	3,781,992
Weyerhaeuser Company	85,585	2,799,485
		102,969,974
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	37,027	2,947,349
		105,917,323
Utilities – 2.6%
Electric utilities – 1.7%
Alliant Energy Corp.	29,971	1,687,367
American Electric Power Company, Inc.	61,236	5,927,645
Constellation Energy Corp.	39,337	3,781,072
Duke Energy Corp.	91,973	9,190,862
Edison International	45,398	3,026,231
Entergy Corp.	24,393	2,836,174
Evergy, Inc.	27,886	1,651,130
Eversource Energy	41,329	3,424,521
Exelon Corp.	118,864	4,917,404
FirstEnergy Corp.	64,621	2,664,970
NextEra Energy, Inc.	236,036	19,992,249
NRG Energy, Inc.	28,076	1,191,826
PG&E Corp. (A)	194,995	3,061,422
Pinnacle West Capital Corp.	13,557	1,061,784
PPL Corp.	87,843	2,593,125
The Southern Company	127,108	8,597,585
Xcel Energy, Inc.	65,505	4,599,761
		80,205,128
Gas utilities – 0.0%
Atmos Energy Corp.	16,707	2,008,181
Independent power and renewable electricity producers – 0.0%
The AES Corp.	79,839	2,308,944
Multi-utilities – 0.8%
Ameren Corp.	30,812	2,752,128
CenterPoint Energy, Inc.	74,755	2,325,628
CMS Energy Corp.	34,576	2,111,556
Consolidated Edison, Inc.	42,205	4,137,778
Dominion Energy, Inc.	98,466	6,017,257
DTE Energy Company	23,224	2,694,216
NiSource, Inc.	48,082	1,343,411
Public Service Enterprise Group, Inc.	59,406	3,597,033
Sempra Energy	37,311	6,200,715

62

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
WEC Energy Group, Inc.	37,590	$3,726,673
		34,906,395
Water utilities – 0.1%
American Water Works Company, Inc.	21,487	3,260,867
		122,689,515
TOTAL COMMON STOCKS (Cost $4,457,501,163)		$4,456,024,006
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 3.8739% (D)(E)	14,149,521	141,406,069
TOTAL SHORT-TERM INVESTMENTS (Cost $141,378,202)		$141,406,069
Total Investments (U.S. Sector Rotation Fund) (Cost $4,598,879,365) – 99.7%		$4,597,430,075
Other assets and liabilities, net – 0.3%		14,574,518
TOTAL NET ASSETS – 100.0%		$4,612,004,593
U.S. Sector Rotation Fund (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $3,754,022.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 11-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $3,843,714.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	769	Long	Dec 2022	$150,699,760	$156,924,062	$6,224,302
						$6,224,302

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
63

John Hancock Funds II
Portfolio of Investments — November 30, 2022 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 11-30-22:
Capital Appreciation Fund
United States	88.5%
France	3.0%
Netherlands	2.7%
Canada	2.0%
Denmark	1.6%
Uruguay	1.5%
Other countries	0.7%
TOTAL	100.0%
Health Sciences Fund
United States	86.9%
United Kingdom	3.7%
Netherlands	1.8%
Denmark	1.6%
Germany	1.5%
Japan	1.4%
Switzerland	1.3%
Other countries	1.8%
TOTAL	100.0%
High Yield Fund
United States	76.3%
Cayman Islands	8.0%
Canada	4.2%
Switzerland	1.7%
United Kingdom	1.7%
Luxembourg	1.3%
Other countries	6.8%
TOTAL	100.0%
Mid Value Fund
United States	83.4%
United Kingdom	4.7%
Canada	3.1%
Bermuda	1.7%
Puerto Rico	1.0%
Mexico	1.0%
Ireland	1.0%
Other countries	4.1%
TOTAL	100.0%
Science & Technology Fund
United States	72.0%
Germany	9.4%
China	8.6%
Ireland	4.1%
South Korea	1.8%
South Africa	1.5%
Netherlands	1.1%
Other countries	1.5%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 11-30-22:
International Strategic Equity Allocation Fund
Financials	20.0%
Industrials	11.4%
Consumer discretionary	10.4%
Information technology	9.3%
Health care	9.2%
Consumer staples	8.8%
Materials	8.6%
Energy	7.0%
Communication services	5.4%
Utilities	3.1%
Real estate	2.1%
Short-term investments and other	4.7%
TOTAL	100.0%
64

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor's Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$138,154,795	$138,154,795	—	—
Consumer discretionary	364,048,527	323,116,906	$40,931,621	—
Consumer staples	50,530,552	50,530,552	—	—
Energy	26,665,784	26,665,784	—	—
Financials	47,900,157	47,900,157	—	—
Health care	180,558,621	180,558,621	—	—
Industrials	34,408,352	34,408,352	—	—
Information technology	455,647,460	438,005,465	17,641,995	—
Real estate	21,474,083	21,474,083	—	—
Preferred securities	8,988,207	—	8,988,207	—

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund (continued)
Short-term investments	$14,226,898	$14,226,898	—	—
Total investments in securities	$1,342,603,436	$1,275,041,613	$67,561,823	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$764,346,133	$753,230,047	$11,116,086	—
Preferred securities	5,938,983	5,938,983	—	—
U.S. Government and Agency obligations	107,582,826	—	107,582,826	—
Corporate bonds	103,571,930	—	103,571,930	—
Convertible bonds	901,037	—	901,037	—
Term loans	158,815,095	—	158,815,095	—
Short-term investments	117,480,196	117,480,196	—	—
Total investments in securities	$1,258,636,200	$876,649,226	$381,986,974	—
Derivatives:
Liabilities
Written options	$(2,231,381)	—	$(2,231,381)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$883,204,455	—	$883,204,455	—
Foreign government obligations	14,471,041	—	14,471,041	—
Corporate bonds	401,764,396	—	401,764,396	—
Municipal bonds	3,699,484	—	3,699,484	—
Collateralized mortgage obligations	148,276,222	—	148,276,222	—
Asset backed securities	175,382,491	—	175,382,491	—
Short-term investments	24,302,587	$24,302,587	—	—
Total investments in securities	$1,651,100,676	$24,302,587	$1,626,798,089	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$899,388	$899,388	—	—
Financials	431,948	431,948	—	—
Health care	317,192,869	305,123,623	$12,031,036	$38,210
Industrials	975,588	975,588	—	—
Information technology	252,023	—	252,023	—
Materials	181,291	181,291	—	—
Preferred securities	1,910,988	—	1,910,988	—
Warrants	5,304	5,304	—	—
Short-term investments	2,029,864	2,029,864	—	—
Total investments in securities	$323,879,263	$309,647,006	$14,194,047	$38,210

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$631,664	—	$631,664	—
Corporate bonds	165,254,343	—	165,254,343	—
Convertible bonds	1,665,351	—	1,665,351	—
Term loans	10,856,625	—	10,414,710	$441,915
Asset backed securities	14,241,331	—	14,241,331	—
Common stocks	1,195,694	$1,166,639	—	29,055

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund (continued)
Preferred securities	$1,484,654	$906,354	—	$578,300
Short-term investments	1,012,688	1,012,688	—	—
Total investments in securities	$196,342,350	$3,085,681	$192,207,399	$1,049,270
Derivatives:
Assets
Futures	$61,612	$61,612	—	—
Forward foreign currency contracts	39,670	—	$39,670	—
Swap contracts	144,130	—	144,130	—
Liabilities
Forward foreign currency contracts	(12,476)	—	(12,476)	—
Swap contracts	(100,074)	—	(100,074)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$239,952,737	—	$239,952,737	—
Austria	6,276,320	—	6,276,320	—
Belgium	10,819,841	—	10,819,841	—
Brazil	49,340,086	$49,340,086	—	—
Canada	413,938,560	413,938,560	—	—
Chile	6,079,621	—	6,079,621	—
China	347,060,061	32,829,744	313,914,212	$316,105
Colombia	2,276,828	2,276,828	—	—
Czech Republic	1,316,906	—	1,316,906	—
Denmark	77,783,912	—	77,783,912	—
Finland	23,117,939	—	23,117,939	—
France	307,035,050	—	307,035,050	—
Germany	175,074,490	—	175,074,490	—
Hong Kong	90,947,813	808,896	90,014,091	124,826
Hungary	2,344,890	—	2,344,890	—
India	141,505,953	—	141,505,953	—
Indonesia	24,128,981	—	24,128,981	—
Ireland	26,866,569	1,056,080	25,810,489	—
Israel	17,018,472	5,940,534	11,077,938	—
Italy	37,068,049	—	37,068,049	—
Japan	413,923,132	—	413,923,132	—
Jordan	796,811	—	796,811	—
Luxembourg	6,640,150	—	6,640,150	—
Macau	1,086,072	—	1,086,072	—
Malaysia	28,805,244	—	28,805,244	—
Mexico	31,395,658	31,395,658	—	—
Netherlands	88,389,220	—	88,389,220	—
New Zealand	7,582,032	—	7,582,032	—
Norway	19,106,583	—	19,106,583	—
Peru	5,279,463	5,279,463	—	—
Philippines	9,168,910	—	9,168,910	—
Poland	7,344,936	—	7,344,936	—
Portugal	3,164,850	—	3,164,850	—
Qatar	10,816,918	—	10,816,918	—
Saudi Arabia	52,864,135	—	52,864,135	—
Singapore	27,980,102	3,375,570	24,604,532	—
South Africa	39,295,814	—	39,295,814	—
South Korea	145,634,659	—	145,634,659	—
Spain	45,717,679	—	45,717,679	—

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Sweden	$55,698,807	—	$55,698,807	—
Switzerland	238,996,129	—	238,996,129	—
Taiwan	101,903,927	—	101,903,927	—
Thailand	25,173,463	—	25,173,463	—
Turkey	3,918,698	—	3,918,698	—
United Arab Emirates	15,908,821	—	15,908,821	—
United Kingdom	542,219,853	$1,373,863	540,845,990	—
United States	2,125,117	1,908,472	216,645	—
Preferred securities
Brazil	16,778,498	16,778,498	—	—
Chile	2,764,979	—	2,764,979	—
Colombia	1,105,311	1,105,311	—	—
Germany	10,238,899	—	10,238,899	—
South Korea	8,227,937	—	8,227,937	—
Warrants	69,936	69,936	—	—
Rights	51,216	36,218	14,998	—
Short-term investments	188,670,690	—	188,670,690	—
Total investments in securities	$4,158,797,727	$567,513,717	$3,590,843,079	$440,931
Derivatives:
Assets
Futures	$14,336,511	$14,336,511	—	—
Liabilities
Futures	(250,179)	(250,179)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$70,330,647	$70,330,647	—	—
Consumer discretionary	120,651,209	104,610,034	$16,041,175	—
Consumer staples	115,236,313	102,379,515	12,856,798	—
Energy	125,443,334	125,443,334	—	—
Financials	240,233,863	237,386,403	2,847,460	—
Health care	152,558,268	131,462,367	21,095,901	—
Industrials	190,175,839	158,606,573	31,569,266	—
Information technology	92,354,531	92,354,531	—	—
Materials	113,238,001	98,742,676	14,495,325	—
Real estate	93,608,446	93,608,446	—	—
Utilities	69,460,024	69,460,024	—	—
Short-term investments	85,203,961	85,203,961	—	—
Total investments in securities	$1,468,494,436	$1,369,588,511	$98,905,925	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$23,585,791	$23,045,789	$510,564	$29,438
Consumer discretionary	45,095,961	26,795,441	18,300,520	—
Health care	894,882	894,882	—	—
Information technology	88,209,916	84,515,493	3,694,423	—
Real estate	631,958	631,958	—	—
Short-term investments	7,171,218	7,171,218	—	—
Total investments in securities	$165,589,726	$143,054,781	$22,505,507	$29,438

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$316,638,969	$316,638,969	—	—
Consumer discretionary	404,142,245	404,138,070	$4,175	—
Consumer staples	350,666,247	350,666,247	—	—
Energy	326,054,833	326,054,833	—	—
Financials	514,317,021	514,317,021	—	—
Health care	724,673,858	724,673,858	—	—
Industrials	378,610,240	378,610,240	—	—
Information technology	1,110,362,949	1,110,362,949	—	—
Materials	101,950,806	101,950,806	—	—
Real estate	105,917,323	105,917,323	—	—
Utilities	122,689,515	122,689,515	—	—
Short-term investments	141,406,069	141,406,069	—	—
Total investments in securities	$4,597,430,075	$4,597,425,900	$4,175	—
Derivatives:
Assets
Futures	$6,224,302	$6,224,302	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	—	—	$4,358,108	$(4,358,260)	$152	—	—	—	—
Capital Appreciation Value Fund
John Hancock Collateral Trust	137,923	$2,077,345	$6,281,877	$(6,980,903)	$(630)	$676	$3,249	—	$1,378,365
High Yield Fund
John Hancock Collateral Trust	101,267	$2,375,359	$582,133	$(1,945,142)	$(1,372)	$1,051	$9,846	—	$1,012,029
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	—	$26,922,715	$68,233,621	$(95,152,047)	$(4,416)	$127	$51,997	—	—
Mid Value Fund
John Hancock Collateral Trust	2,197,324	$22,095,028	$81,821,159	$(81,953,848)	$(7,502)	$4,565	$61,540	—	$21,959,402
Science & Technology Fund
John Hancock Collateral Trust	141,397	$1,229,283	$8,208,763	$(8,024,973)	$(339)	$349	$5,976	—	$1,413,083
U.S. Sector Rotation Fund
John Hancock Collateral Trust	14,149,521	$180,838,338	$285,023,632	$(324,445,327)	$(40,527)	$29,953	$1,222,406	—	$141,406,069
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%[1]	7,053
New Cotai, Inc., Class B	4-12-13	0	11	—	—	11	0.0%	0
								$7,805
[1]	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.